UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

Item 1. Reports to Stockholders.

April 30, 2016

Semi Annual Report

NewBridge Large Cap Growth Fund

Select Fund

Special Value Fund

Sycamore Established Value Fund

Sycamore Small Company Opportunity Fund

Expedition Emerging Markets Small Cap Fund

NewBridge Global Equity Fund

INCORE Fund for Income

National Municipal Bond Fund

Ohio Municipal Bond Fund

Strategic Allocation Fund

INCORE Investment Grade Convertible Fund

vcm.com

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The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

Table of Contents

Shareholder Letter	5
Financial Statements
The Victory Equity Funds
NewBridge Large Cap Growth Fund
Schedule of Portfolio Investments	8
Statement of Assets and Liabilities	45
Statement of Operations	49
Statements of Changes in Net Assets	53-55
Financial Highlights	64-68
Select Fund
Schedule of Portfolio Investments	10
Statement of Assets and Liabilities	45
Statement of Operations	49
Statements of Changes in Net Assets	53-55
Financial Highlights	69-70
Special Value Fund
Schedule of Portfolio Investments	12
Statement of Assets and Liabilities	45
Statement of Operations	49
Statements of Changes in Net Assets	53-55
Financial Highlights	71-75
Sycamore Established Value Fund
Schedule of Portfolio Investments	14
Statement of Assets and Liabilities	46
Statement of Operations	50
Statements of Changes in Net Assets	56-58
Financial Highlights	76-81
Sycamore Small Company Opportunity Fund
Schedule of Portfolio Investments	17
Statement of Assets and Liabilities	46
Statement of Operations	50
Statements of Changes in Net Assets	56-58
Financial Highlights	82-86
The Victory International Equity Funds
Expedition Emerging Markets Small Cap Fund
Schedule of Portfolio Investments	20
Statement of Assets and Liabilities	46
Statement of Operations	50
Statements of Changes in Net Assets	56-58
Financial Highlights	87-89

Victory Portfolios

Table of Contents (continued)

NewBridge Global Equity Fund
Schedule of Portfolio Investments	26
Statement of Assets and Liabilities	47
Statement of Operations	51
Statements of Changes in Net Assets	59-61
Financial Highlights	90-94
The Victory Taxable Fixed Income Fund
INCORE Fund for Income
Schedule of Portfolio Investments	32
Statement of Assets and Liabilities	47
Statement of Operations	51
Statements of Changes in Net Assets	59-61
Financial Highlights	95-100
The Victory Tax-Exempt Fixed Income Funds
National Municipal Bond Fund
Schedule of Portfolio Investments	34
Statement of Assets and Liabilities	47
Statement of Operations	51
Statements of Changes in Net Assets	59-61
Financial Highlights	101-102
Ohio Municipal Bond Fund
Schedule of Portfolio Investments	38
Statement of Assets and Liabilities	48
Statement of Operations	52
Statements of Changes in Net Assets	62-63
Financial Highlights	103
The Victory Hybrid Funds
Strategic Allocation Fund
Schedule of Portfolio Investments	41
Statement of Assets and Liabilities	48
Statement of Operations	52
Statements of Changes in Net Assets	62-63
Financial Highlights	104-107
INCORE Investment Grade Convertible Fund
Schedule of Portfolio Investments	42
Statement of Assets and Liabilities	48
Statement of Operations	52
Statements of Changes in Net Assets	62-63
Financial Highlights	108-109
Notes to Financial Statements	110

Table of Contents (continued)

Supplemental Information	126
Trustee and Officer Information	126
Proxy Voting and Form N-Q Information	129
Expense Examples	129
Portfolio Holdings	133
Advisory Contract Approval	135

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

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Victory Funds Letter to Shareholders

Dear Shareholder:

The S&P 500® Index was flat on a total return basis for the six months ended April 30th, 2016 as a late rally in the first calendar quarter off-set the sell-off experienced in January and early-February. Economic volatility has been front and center, as recent data points suggest slower global growth as (1) the Chinese consumer fails to fill the void created by less investment spending, (2) natural resource-dependent nations continue to struggle with lower commodity prices, (3) record monetary policy fails to stimulate demand in developed economies (e.g., Europe, Japan and Australia), and (4) deteriorating profits in both the international markets and the domestic energy and industrial sectors pressure both investment and hiring here in the U.S. That said, these are not new narratives and the resiliency of the U.S. consumer, which is tracking expectations, actually increases our confidence that the U.S. economy is relatively advantaged over the intermediate term.

In equity investing, economic growth is often secondary to profit growth, and the two often diverge. While negative estimates have moderated, current consensus about earnings expectations imply that June will be the third consecutive quarter of year-over-year decline. We believe 2016 estimates now appear achievable and also imply improvement moving forward, which, coupled with current economic challenges, will likely serve to limit positive revisions. Tempered expectations around interest rate increases could possibly offer the market some relief in terms of the currency impact on earnings and the perceived cost of capital. Conversely, we also have to contend with the upcoming election in the U.S., lower-for-longer economic growth, the potential for labor to take a larger share of profits this cycle after hitting record lows, and finally, the possibility for potential wage inflation to accelerate and ultimately drive the Fed to tighten policy more rapidly.

Heightened volatility also saturated fixed income markets over the past six months as well, again pushing investors in and out of risk assets. Prior to the end of 2015 though, the Fed found enough encouraging data to end an extraordinary period in which the Federal Funds rate was held near zero for seven years. The Fed's change in policy stance is indeed a reflection of the considerable progress that has been made on the employment front. As previously stated, Fed policy makers were forced to scale back rate hike intentions due to an uncertain global growth environment. Two risks in particular were cited for "gradualism within a cautious approach overall" — China's slowing growth/transitioning economy and the uncertain outlook for commodity prices, in particular the price of oil. More moderate policy from the Fed shows its appreciation for the repercussions that Fed policy divergence has on the world economy. Outside the U.S., central bankers have flooded the economy with monetary stimulus. While steering clear of recession, the result nonetheless has been meager growth and negative interest rates.

Growth within the domestic economy continues to be driven by consumption. Although the dollar has stopped climbing, net exports remain a drag, while manufacturing and business investment and government spending have been anemic. We remain reliant on a consumption-led economy. Healthy but cautious, consumers are earning more, but the pace of spending growth has slowed, as consumers have chosen to save more of their earnings. The economy has produced a steady stream of jobs bringing us close to full employment and inflation remains absent.

International equity markets were mixed during the period against the backdrop of sharp swings in oil prices, renewed fears of China's decelerating growth, and uncertainty surrounding central banking policies. Lower U.S. interest rates should prove beneficial to emerging market economies, as their dollar-denominated debt burdens are relieved. Foreign currencies, particularly the yen, continue to appreciate against the dollar despite Japan's negative interest rate policy. Investors remain uncertain of the implications of negative interest rates, as there is no historical precedent to judge its overall effectiveness. In theory, more accommodative monetary policy should be stimulative, yet it remains unclear whether central banks have crossed a threshold and incremental gains have diminished. Aside from central bank influence, oil price volatility in particular seems likely to continue to drive investor sentiment. Investors question whether inexpensive oil is not just the result of a global supply glut, but may perhaps also stem from decreased aggregate demand, particularly in China.

We continue to believe that the markets provide tactical challenges for investors to navigate. As we have stated in the past, we also believe that maintaining a long-term view and building a portfolio that is diversified across asset classes is an appropriate strategy for investors seeking to weather possible market turbulence.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. Or, if you invest with us directly, you may call (800) 539-3863, or visit our website at www.vcm.com. My colleagues and I sincerely appreciate the confidence you have placed in the Victory Funds and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,
Victory Funds

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Victory Portfolios NewBridge Large Cap Growth Fund	Schedule of Portfolio Investments April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Communications Equipment (2.4%):
Palo Alto Networks, Inc. (a)	10,400	$1,569
Consumer Staples (8.1%):
Constellation Brands, Inc., Class A	13,100	2,045
Costco Wholesale Corp.	9,275	1,374
Monster Beverage Corp. (a)	13,675	1,972
		5,391
Financials (2.5%):
The Charles Schwab Corp.	58,000	1,648
Health Care (18.1%):
Alexion Pharmaceuticals, Inc. (a)	12,625	1,758
Bristol-Myers Squibb Co.	28,900	2,086
Celgene Corp. (a)	24,450	2,529
Centene Corp. (a)	33,200	2,057
Edwards Lifesciences Corp. (a)	18,800	1,997
IDEXX Laboratories, Inc. (a)	19,850	1,674
		12,101
Hotels, Restaurants & Leisure (5.5%):
Chipotle Mexican Grill, Inc. (a)	2,825	1,189
Starbucks Corp.	44,400	2,497
		3,686
Industrials (5.9%):
Acuity Brands, Inc.	7,300	1,780
Canadian Pacific Railway Ltd.	14,825	2,139
		3,919
Internet & Catalog Retail (6.7%):
Amazon.com, Inc. (a)	4,475	2,952
The Priceline Group, Inc. (a)	1,150	1,545
		4,497
Internet Software & Services (11.5%):
Alphabet, Inc., Class C (a)	5,250	3,652
Facebook, Inc., Class A (a)	34,400	4,044
		7,696
IT Services (8.5%):
Cognizant Technology Solutions Corp., Class A (a)	26,625	1,554
Sabre Corp.	60,750	1,759
Visa, Inc., Class A	30,200	2,332
		5,645
Materials (3.1%):
The Sherwin-Williams Co.	7,200	2,069
Semiconductors & Semiconductor Equipment (2.6%):
NXP Semiconductor NV (a)	20,200	1,723

See notes to financial statements.

Victory Portfolios NewBridge Large Cap Growth Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Software (6.2%):
Adobe Systems, Inc. (a)	22,575	$2,128
Salesforce.com, Inc. (a)	26,550	2,012
		4,140
Specialty Retail (10.6%):
O'Reilly Automotive, Inc. (a)	8,075	2,121
Tractor Supply Co.	22,550	2,135
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	13,625	2,837
		7,093
Technology Hardware, Storage & Peripherals (3.8%):
Apple, Inc.	27,400	2,568
Textiles, Apparel & Luxury Goods (3.1%):
NIKE, Inc., Class B	35,475	2,091
Total Common Stocks (Cost $42,081)		65,836
Investment Companies (1.3%)
Federated Treasury Obligations Fund, Institutional Shares, 0.17% (b)	870,525	871
Total Investment Companies (Cost $871)		871
Total Investments (Cost $42,952) — 99.9%		66,707
Other assets in excess of liabilities — 0.1%		56
NET ASSETS — 100.00%		$66,763

(a)  Non-income producing security.

(b)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2016.

See notes to financial statements.

Victory Portfolios Select Fund	Schedule of Portfolio Investments April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (92.0%)
Consumer Discretionary (11.3%):
Advance Auto Parts, Inc.	918	$144
H&R Block, Inc.	5,190	105
Time Warner, Inc.	960	72
		321
Consumer Staples (13.5%):
CVS Health Corp.	1,242	125
Diageo PLC, ADR	1,365	148
Mead Johnson Nutrition Co.	1,279	111
		384
Energy (8.5%):
Occidental Petroleum Corp.	1,176	90
Schlumberger Ltd.	1,868	150
		240
Financials (14.2%):
American Express Co.	2,294	150
Citigroup, Inc.	2,134	99
The Bank of New York Mellon Corp.	3,831	154
		403
Health Care (7.5%):
Baxter International, Inc.	3,440	152
McKesson Corp.	371	62
		214
Industrials (11.1%):
General Electric Co.	6,392	196
Stericycle, Inc. (a)	1,242	119
		315
Information Technology (16.7%):
Alphabet, Inc., Class C (a)	262	182
EMC Corp.	5,868	153
Visa, Inc., Class A	1,818	140
		475
Materials (9.2%):
Air Products & Chemicals, Inc.	597	87
Potash Corp. of Saskatchewan, Inc.	6,355	113
Praxair, Inc.	497	59
		259
Total Common Stocks (Cost $2,545)		2,611

See notes to financial statements.

Victory Portfolios Select Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Investment Companies (8.1%)
Federated Treasury Obligations Fund, Institutional Shares, 0.17% (b)	230,456	$230
Total Investment Companies (Cost $230)		230
Total Investments (Cost $2,775) — 100.1%		2,841
Liabilities in excess of other assets — (0.1)%		(3)
NET ASSETS — 100.00%		$2,838

(a)  Non-income producing security.

(b)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2016.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios Special Value Fund	Schedule of Portfolio Investments April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.4%)
Consumer Discretionary (10.4%):
Advance Auto Parts, Inc.	18,300	$2,856
H&R Block, Inc.	32,600	660
Johnson Controls, Inc.	35,600	1,474
Starbucks Corp.	4,800	270
Target Corp.	26,700	2,123
Tiffany & Co.	13,600	970
Time Warner, Inc.	22,700	1,706
		10,059
Consumer Staples (13.6%):
CVS Health Corp.	29,400	2,955
Diageo PLC, ADR	13,700	1,484
Mead Johnson Nutrition Co.	14,800	1,290
Mondelez International, Inc., Class A	34,500	1,482
Philip Morris International, Inc.	32,200	3,159
The Coca-Cola Co.	62,900	2,818
		13,188
Energy (8.8%):
Hess Corp.	19,600	1,169
Occidental Petroleum Corp.	41,400	3,173
Schlumberger Ltd.	51,400	4,129
		8,471
Financials (13.9%):
American Express Co.	28,500	1,865
Citigroup, Inc.	44,000	2,036
Citizens Financial Group, Inc.	48,100	1,099
The Bank of New York Mellon Corp.	62,500	2,515
The Goldman Sachs Group, Inc.	9,400	1,543
The Progressive Corp.	61,100	1,992
U.S. Bancorp	55,100	2,352
		13,402
Health Care (12.6%):
Baxter International, Inc.	47,900	2,118
Celgene Corp. (a)	12,200	1,262
Eli Lilly & Co.	8,900	672
McKesson Corp.	5,900	990
Medtronic PLC	41,800	3,308
Merck & Co., Inc.	30,100	1,651
Pfizer, Inc.	67,400	2,205
		12,206
Industrials (13.1%):
Danaher Corp.	19,000	1,838
General Electric Co.	140,400	4,317
Masco Corp.	46,000	1,413
Stanley Black & Decker, Inc.	8,300	929

See notes to financial statements.

Victory Portfolios Special Value Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Stericycle, Inc. (a)	15,200	$1,453
Union Pacific Corp.	19,700	1,718
United Parcel Service, Inc.	9,500	998
		12,666
Information Technology (14.8%):
Alphabet, Inc., Class C (a)	5,087	3,525
Apple, Inc.	37,720	3,535
Cisco Systems, Inc.	69,400	1,908
EMC Corp.	115,000	3,003
Visa, Inc., Class A	27,700	2,140
Xilinx, Inc.	5,600	241
		14,352
Materials (5.1%):
Air Products & Chemicals, Inc.	8,030	1,171
Potash Corp. of Saskatchewan, Inc.	131,700	2,334
Praxair, Inc.	12,400	1,457
		4,962
Telecommunication Services (3.1%):
Verizon Communications, Inc.	58,000	2,955
Total Common Stocks (Cost $91,849)		92,261
Investment Companies (5.3%)
Federated Treasury Obligations Fund, Institutional Shares, 0.17% (b)	5,157,029	5,157
Total Investment Companies (Cost $5,157)		5,157
Total Investments (Cost $97,006) — 100.7%		97,418
Liabilities in excess of other assets — (0.7)%		(669)
NET ASSETS — 100.00%		$96,749

(a)  Non-income producing security.

(b)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2016.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios Sycamore Established Value Fund	Schedule of Portfolio Investments April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (93.2%)
Consumer Discretionary (9.8%):
CBS Corp., Class B	1,513,900	$84,643
Gannett Co., Inc.	999,800	16,847
Johnson Controls, Inc.	732,800	30,338
NVR, Inc. (a)	21,800	36,216
Panera Bread Co., Class A (a)	96,200	20,634
Polaris Industries, Inc.	468,700	45,876
TEGNA, Inc.	2,428,100	56,720
The Interpublic Group of Cos., Inc.	2,387,000	54,758
Tiffany & Co.	677,300	48,325
		394,357
Consumer Staples (6.5%):
Archer-Daniels-Midland Co.	1,522,300	60,801
Flowers Foods, Inc.	253,275	4,853
Ingredion, Inc.	572,287	65,864
Kellogg Co.	755,900	58,061
McCormick & Co., Inc.	112,000	10,503
Sysco Corp.	1,326,500	61,112
		261,194
Energy (6.5%):
Cimarex Energy Co.	680,000	74,039
Devon Energy Corp.	1,952,800	67,723
Energen Corp.	1,688,000	71,723
Pdc Energy, Inc. (a)	806,600	50,646
		264,131
Financials (15.8%):
Aflac, Inc.	1,220,700	84,192
Alleghany Corp. (a)	164,500	85,750
American Financial Group, Inc.	445,600	30,795
Citizens Financial Group, Inc.	3,540,700	80,905
DDR Corp.	2,664,500	46,629
Invesco Ltd.	1,393,200	43,203
Markel Corp. (a)	29,600	26,614
Marsh & McLennan Cos., Inc.	933,300	58,938
National Retail Properties, Inc.	454,600	19,893
Old Republic International Corp.	1,695,400	31,348
SunTrust Banks, Inc.	2,073,900	86,565
W.R. Berkley Corp.	793,000	44,408
		639,240
Health Care (5.4%):
Agilent Technologies, Inc.	1,776,700	72,702
C.R. Bard, Inc.	267,700	56,798
DENTSPLY SIRONA, Inc.	502,467	29,947
PerkinElmer, Inc.	1,151,800	58,074
		217,521

See notes to financial statements.

Victory Portfolios Sycamore Established Value Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (16.5%):
Allison Transmission Holdings, Inc.	1,104,792	$31,829
Hubbell, Inc.	560,400	59,268
Ingersoll-Rand PLC	1,077,900	70,646
Jacobs Engineering Group, Inc. (a)	1,696,200	75,617
Masco Corp.	643,200	19,753
Nordson Corp.	309,900	23,779
Old Dominion Freight Line, Inc. (a)	1,052,300	69,504
Owens Corning, Inc.	977,400	45,028
Parker-Hannifin Corp.	730,300	84,729
Republic Services, Inc., Class A	860,800	40,518
Rockwell Automation, Inc.	538,900	61,149
Xylem, Inc.	2,058,400	86,000
		667,820
Information Technology (19.6%):
Analog Devices, Inc.	921,100	51,876
Avnet, Inc.	1,608,272	66,132
Booz Allen Hamilton Holdings Corp.	1,985,200	54,732
Broadridge Financial Solutions, Inc.	323,000	19,328
Computer Sciences Corp.	1,277,000	42,307
Fidelity National Information Services, Inc.	872,600	57,417
Flextronics International Ltd. (a)	3,498,700	42,509
FLIR Systems, Inc.	1,943,500	58,713
Hewlett Packard Enterprises Co.	2,743,700	45,710
Keysight Technologies, Inc. (a)	2,648,400	69,071
KLA-Tencor Corp.	738,600	51,658
MAXIMUS, Inc.	776,000	41,050
Motorola Solutions, Inc.	566,700	42,610
On Semiconductor Corp. (a)	5,959,500	56,437
Synopsys, Inc. (a)	1,266,500	60,184
Teradata Corp. (a)	1,445,100	36,561
		796,295
Materials (7.3%):
Agrium, Inc.	537,100	46,255
AptarGroup, Inc.	1,050,500	79,838
Avery Dennison Corp.	548,200	39,805
International Flavors & Fragrances, Inc.	221,800	26,498
Reliance Steel & Aluminum Co.	625,700	46,283
Scotts Co.	800,100	56,631
		295,310
Utilities (5.8%):
Alliant Energy Corp.	874,600	61,677
Atmos Energy Corp.	790,500	57,351
DTE Energy Co.	625,100	55,734
Xcel Energy, Inc.	1,468,500	58,784
		233,546
Total Common Stocks (Cost $3,297,453)		3,769,414

See notes to financial statements.

Victory Portfolios Sycamore Established Value Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (1.5%)
iShares Russell Midcap Value ETF	841,700	$60,956
Total Exchange-Traded Funds (Cost $47,937)		60,956
Investment Companies (6.5%)
Federated Treasury Obligations Fund, Institutional Shares, 0.17% (b)	261,049,750	261,050
Total Investment Companies (Cost $261,050)		261,050
Total Investments (Cost $3,606,440) — 101.2%		4,091,420
Liabilities in excess of other assets — (1.2)%		(47,933)
NET ASSETS — 100.00%		$4,043,487

(a)  Non-income producing security.

(b)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2016.

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.0%)
Consumer Discretionary (6.4%):
Buffalo Wild Wings, Inc. (a)	173,900	$23,243
Caleres, Inc.	361,600	9,116
Callaway Golf Co.	2,750,200	25,687
Culp, Inc.	643,425	16,883
Modine Manufacturing Co. (a)	2,101,816	22,721
Steven Madden Ltd. (a)	655,719	22,957
The E.W. Scripps Co., Class A (a)	2,107,100	31,986
Tumi Holdings, Inc. (a)	542,500	14,474
Wolverine World Wide, Inc.	1,188,600	22,524
		189,591
Consumer Staples (2.7%):
Flowers Foods, Inc.	188,400	3,610
Sanderson Farms, Inc.	379,624	34,826
The Andersons, Inc.	1,255,080	42,058
		80,494
Energy (4.2%):
Delek US Holdings, Inc.	1,607,200	25,538
Helix Energy Solutions Group, Inc. (a)	4,558,000	39,335
Synergy Resources Corp. (a)	4,747,700	34,279
Unit Corp. (a)	2,138,300	27,071
		126,223
Financials (23.6%):
American Financial Group, Inc.	407,700	28,176
Argo Group International Holdings	333,696	18,343
Associated Banc-Corp.	1,695,709	30,930
Brown & Brown, Inc.	1,393,100	48,912
Columbia Banking System, Inc.	1,450,100	42,763
Eagle Bancorp, Inc. (a)	923,000	46,796
Endurance Specialty Holdings Ltd.	471,400	30,160
FBL Financial Group, Inc., Class A	224,310	13,564
FNB Corp.	3,567,100	47,157
Independent Bank Corp.	775,171	36,456
Infinity Property & Casualty Corp.	398,709	31,961
Lakeland Financial Corp.	523,700	24,766
LaSalle Hotel Properties	883,400	21,113
LTC Properties, Inc.	714,900	33,164
Old National Bancorp	3,211,600	43,035
Old Republic International Corp.	1,287,395	23,804
Opus Bank	740,900	26,761
PacWest Bancorp	320,900	12,830
Potlatch Corp.	451,300	15,895
Safety Insurance Group, Inc.	391,500	22,163
South State Corp.	383,300	26,823
Sterling BanCorp/DE	3,013,300	49,238
Virtus Investment Partners, Inc.	383,100	29,966
		704,776

See notes to financial statements.

Victory Portfolios Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (5.6%):
Analogic Corp.	128,900	$10,182
Bruker Corp.	417,746	11,822
Haemonetics Corp. (a)	889,175	28,837
Halyard Health, Inc. (a)	848,400	23,891
ICU Medical, Inc. (a)	255,700	25,401
Integra LifeSciences Holdings Corp. (a)	54,100	3,831
Owens & Minor, Inc.	911,350	33,164
STERIS PLC	61,728	4,362
WellCare Health Plans, Inc. (a)	282,650	25,436
		166,926
Industrials (24.6%):
ABM Industries, Inc.	779,724	25,084
Aerojet Rocketdyne Holdings, Inc. (a)	1,496,200	27,112
Alamo Group, Inc.	473,400	26,719
Altra Industrial Motion Corp.	1,158,321	33,244
Applied Industrial Technologies, Inc.	1,071,800	49,121
Astec Industries, Inc.	455,400	22,041
AZZ, Inc.	436,400	23,967
Barnes Group, Inc.	1,241,700	40,343
Carlisle Cos., Inc.	271,284	27,644
Celadon Group, Inc.	1,437,200	14,473
Crane Co.	489,100	27,179
EMCOR Group, Inc.	1,226,100	59,442
Esterline Technologies Corp. (a)	350,400	24,058
Forward Air Corp.	638,600	29,107
FTI Consulting, Inc. (a)	1,001,150	40,346
Granite Construction, Inc.	642,553	28,651
Mueller Industries, Inc.	523,400	16,519
Progressive Waste Solutions Ltd.	477,300	15,374
Quanex Building Products Corp.	1,907,000	35,928
Standex International Corp.	307,600	23,590
Team, Inc. (a)	691,900	19,878
UniFirst Corp.	480,000	52,022
Watts Water Technologies, Inc., Class A	398,500	22,264
Werner Enterprises, Inc.	964,200	24,432
Woodward, Inc.	521,200	28,254
		736,792
Information Technology (15.9%):
Acxiom Corp. (a)	1,727,300	37,949
ADTRAN, Inc.	1,534,200	29,641
Anixter International, Inc. (a)	849,300	52,912
Diodes, Inc. (a)	1,305,600	24,310
Electronics For Imaging, Inc. (a)	366,600	14,605
Entegris, Inc. (a)	2,732,300	36,312
Littelfuse, Inc.	303,900	35,398
ManTech International Corp., Class A	894,200	30,224
Mentor Graphics Corp.	1,767,500	35,279
Mesa Laboratories, Inc.	118,200	11,912

See notes to financial statements.

Victory Portfolios Sycamore Small Company Opportunity Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Microsemi Corp. (a)	705,200	$23,829
MKS Instruments, Inc.	991,051	35,539
Plexus Corp. (a)	1,159,900	48,437
PTC, Inc. (a)	874,400	31,881
Sykes Enterprises, Inc. (a)	913,100	26,617
		474,845
Materials (7.9%):
Cabot Corp.	516,033	25,177
Calgon Carbon Corp.	1,720,629	28,201
Carpenter Technology Corp.	642,800	22,762
Compass Minerals International, Inc.	312,300	23,410
H.B. Fuller Co.	998,200	44,640
Hawkins, Inc.	455,301	17,816
Innophos Holdings, Inc.	573,500	21,197
Neenah Paper, Inc.	186,206	12,120
Orion Engineered Carbons SA	1,292,000	18,372
Sensient Technologies Corp.	332,956	22,391
		236,086
Utilities (4.1%):
ALLETE, Inc.	543,000	30,511
El Paso Electric Co.	667,100	30,086
MGE Energy, Inc.	334,500	16,675
NorthWestern Corp.	410,300	23,321
ONE Gas, Inc.	368,200	21,529
		122,122
Total Common Stocks (Cost $2,629,319)		2,837,855
Exchange-Traded Funds (1.3%)
iShares Russell 2000 Value ETF	393,800	37,482
Total Exchange-Traded Funds (Cost $35,299)		37,482
Investment Companies (6.0%)
Federated Treasury Obligations Fund, Institutional Shares, 0.17% (b)	177,703,045	177,703
Total Investment Companies (Cost $177,703)		177,703
Total Investments (Cost $2,842,321) — 102.3%		3,053,040
Liabilities in excess of other assets — (2.3)%		(67,436)
NET ASSETS — 100.00%		$2,985,604

(a)  Non-income producing security.

(b)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2016.

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios Expedition Emerging Markets Small Cap Fund	Schedule of Portfolio Investments April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (99.1%)
Bermuda (1.3%):
Consumer Discretionary (1.3%):
Texwinca Holdings Ltd.	170,000	$165
Brazil (2.5%):
Consumer Discretionary (1.1%):
Lojas Renner SA	23,100	139
Industrials (1.4%):
Localiza Rent a Car SA	17,900	174
		313
Cayman Islands (2.8%):
Consumer Discretionary (2.8%):
Nagacorp Ltd.	218,000	155
Nexteer Automotive Group Ltd.	184,000	194
		349
Chile (1.3%):
Financials (1.3%):
Parque Arauco SA	85,395	165
China (2.8%):
Consumer Discretionary (1.5%):
Shenzhou International Group Holdings Ltd.	35,000	181
Health Care (0.2%):
China Animal Healthcare Ltd. (b) (c)	60,000	21
Industrials (1.1%):
Sinopec Engineering Group Co. Ltd., H Shares	154,500	143
		345
Hong Kong (5.4%):
Consumer Discretionary (1.9%):
IMAX China Holding, Inc. (b)	23,000	128
Melco International Development Ltd.	97,000	111
		239
Energy (1.1%):
NewOcean Energy Holdings Ltd.	412,000	140
Information Technology (1.1%):
Tongda Group Holdings Ltd.	660,000	136
Telecommunication Services (1.3%):
Citic Telecom International Holdings Ltd.	402,000	167
		682
India (10.9%):
Consumer Staples (2.7%):
Britannia Industries Ltd.	3,467	150

See notes to financial statements.

Victory Portfolios Expedition Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
CCL Products India Ltd.	65,043	$189
		339
Financials (1.4%):
IIFL Holdings Ltd.	51,319	168
Health Care (3.9%):
Ajanta Pharma Ltd.	7,741	176
Divi's Laboratories Ltd.	9,964	158
Suven Life Sciences Ltd.	49,182	158
		492
Industrials (1.4%):
Kajaria Ceramics Ltd.	11,095	176
Materials (1.5%):
Aarti Industries Ltd.	24,261	193
		1,368
Indonesia (6.8%):
Consumer Discretionary (3.0%):
PT ACE Hardware Indonesia TBK	2,031,600	142
PT Pan Brothers TBK	3,000,900	113
PT Tiphone Mobile Indonesia TBK	2,357,900	122
		377
Health Care (1.4%):
Mitra Keluarga Karyasehat TBK	891,800	179
Industrials (2.4%):
PT Arwana Citramulia TBK	3,365,000	153
PT Pembangunan Perumahan Persero TBK	507,000	141
		294
		850
Jersey (1.0%):
Health Care (1.0%):
Integrated Diagnostics Holdings PLC	27,358	127
Korea, Republic Of (19.5%):
Consumer Discretionary (4.5%):
CJ CGV Co. Ltd.	1,346	135
Hanssem Co. Ltd.	751	126
Innocean Worldwide, Inc.	2,131	154
Seoul Auction Co. Ltd.	9,118	149
		564
Consumer Staples (2.0%):
GS Retail Co. Ltd.	2,259	106
Muhak Co. Ltd.	4,854	136
		242
Health Care (6.6%):
Dong-A ST Co. Ltd.	1,147	143

See notes to financial statements.

Victory Portfolios Expedition Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Huvitz Co. Ltd.	10,118	$160
Interojo Co. Ltd.	3,658	132
Medy-Tox, Inc.	375	139
Osstem Implant Co. Ltd. (b)	2,280	143
Value Added Technology Co. Ltd.	3,296	111
		828
Industrials (0.9%):
LIG Nex1 Co. Ltd.	1,457	114
Information Technology (4.4%):
Kakao Corp.	1,829	161
KGInicis Co. Ltd.	7,074	106
NICE Information & Telecommunication, Inc.	5,239	156
Wonik Holdings Co. Ltd. (b) (c)	13,383	130
		553
Materials (1.1%):
SK Chemicals Co. Ltd.	2,135	136
		2,437
Malaysia (4.2%):
Industrials (2.2%):
SKP Resources Berhad	445,600	153
Sunway Construction Group Berhad	305,000	126
		279
Information Technology (2.0%):
IFCA MSC Berhad	734,700	119
My E.G. Services Berhad	244,600	126
		245
		524
Mexico (2.2%):
Consumer Discretionary (1.3%):
Alsea S.A.B. de C.V. (d)	44,400	170
Financials (0.9%):
Unifin Financiera Sab de CV	36,600	108
		278
Philippines (2.3%):
Consumer Staples (1.2%):
Robinsons Retail Holdings, Inc.	91,580	150
Information Technology (1.1%):
Xurpas, Inc.	403,700	142
		292
Poland (1.2%):
Financials (1.2%):
Kruk SA	3,004	150

See notes to financial statements.

Victory Portfolios Expedition Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Singapore (1.2%):
Materials (1.2%):
Midas Holdings Ltd.	717,800	$152
South Africa (2.7%):
Consumer Staples (2.7%):
Clicks Group Ltd.	22,871	167
Tiger Brands Ltd.	7,096	176
		343
Taiwan (16.3%):
Consumer Discretionary (6.0%):
Basso Industry Corp.	81,000	181
Eclat Textile Co. Ltd.	7,160	81
Hota Industrial Manufacturing Co. Ltd.	40,254	193
Nan Liu Enterprise Co. Ltd.	31,000	142
Poya Co. Ltd.	14,281	151
		748
Health Care (2.4%):
Bioteque Corp.	30,000	147
Intai Technology Corp.	33,000	156
		303
Industrials (3.5%):
Kerry TJ Logistics Co. Ltd.	119,000	154
Sporton International, Inc.	27,502	150
Voltronic Power Technology Corp.	9,000	142
		446
Information Technology (3.4%):
CHIPBOND Technology Corp.	83,000	110
Land Mark Optoelectronics Corp.	10,000	147
Wistron NeWeb Corp.	64,180	167
		424
Materials (1.0%):
Yeong Guan Energy Technology Group Co. Ltd.	19,000	123
		2,044
Thailand (7.7%):
Consumer Discretionary (2.1%):
Beauty Community PCL	844,400	134
Plan B Media Public Co. Ltd. (b)	693,300	132
		266
Financials (2.5%):
Group Lease Public Co. Ltd.	214,200	153
Krungthai Card Public Co. Ltd. — NVDR	60,200	159
		312

See notes to financial statements.

Victory Portfolios Expedition Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Fair Value(a)
Health Care (1.1%):
Chularat Hospital Public Co. Ltd. — NVDR	1,688,800	$138
Information Technology (0.9%):
KCE Electronics Public Co. Ltd.	50,600	113
Materials (1.1%):
Eastern Polymer Group Public Co. Ltd.	362,400	138
		967
Turkey (4.5%):
Consumer Discretionary (1.0%):
Tofas Turk Otomobil Fabrikasi AS	15,323	121
Consumer Staples (2.3%):
Tat Gida Sanayi A.S.	76,374	162
Ulker Biskuvi Sanayi AS	16,222	130
		292
Materials (1.2%):
Akcansa Cimento AS	28,188	146
		559
United Arab Emirates (2.5%):
Consumer Discretionary (1.2%):
Dubai Parks & Resorts PJSC (b)	421,863	152
Consumer Staples (1.3%):
Agthia Group PJSC	74,097	156
		308
Total Common Stocks (Cost $11,657)		12,418
Cash Equivalents (0.9%)
United States (0.9%):
Citibank Money Market Deposit Account, 0.05% (e)	$105	105
Total Cash Equivalents (Cost $105)		105
Collateral for Securities Loaned (0.7%)
United States (0.7%):
Fidelity Prime Money Market Portfolio, 0.43% (e)	91,020	91
Total Collateral for Securities Loaned (Cost $91)		91
Total Investments (Cost $11,853) — 100.7%		12,614
Liabilities in excess of other assets — (0.7)%		(87)
NET ASSETS — 100.00%		$12,527

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Chile, and Mexico were fair valued at April 30, 2016.

(b)  Non-income producing security.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees and has classified it as a Level 3 security. At April 30, 2016, illiquid securities were 1.21% of the Fund's net assets.

See notes to financial statements.

Victory Portfolios Expedition Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

(d)  All or a portion of this security is on loan.

(e)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2016.

NVDR — Non-Voting Depository Receipt

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios NewBridge Global Equity Fund	Schedule of Portfolio Investments April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (95.7%)
Australia (2.8%):
Financials (2.8%):
Dexus Property Group	25,273	$161
National Australia Bank Ltd.	9,059	186
		347
Belgium (0.9%):
Financials (0.9%):
Ageas	2,876	113
Brazil (0.8%):
Consumer Staples (0.8%):
Ambev SA, ADR	17,908	100
Canada (4.7%):
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc., Class B	3,018	132
Industrials (1.7%):
Canadian Pacific Railway Ltd.	1,438	207
Telecommunication Services (1.9%):
BCE, Inc.	4,979	234
		573
China (1.8%):
Information Technology (1.8%):
Alibaba Group Holding Ltd., ADR (b)	1,297	100
Tencent Holdings Ltd.	6,100	124
		224
Curacao (2.5%):
Energy (2.5%):
Schlumberger Ltd.	3,884	312
Denmark (1.4%):
Financials (0.6%):
Danske Bank A/S	2,600	73
Health Care (0.8%):
Novo Nordisk A/S, Class B	1,749	98
		171
Finland (0.6%):
Financials (0.6%):
Sampo Oyj, Class A	1,637	72
France (2.5%):
Consumer Discretionary (1.3%):
Valeo SA	1,025	163

See notes to financial statements.

Victory Portfolios NewBridge Global Equity Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (1.2%):
Vinci SA	1,877	$140
		303
Germany (1.5%):
Financials (1.5%):
Allianz SE	1,068	182
Hong Kong (0.5%):
Financials (0.5%):
AIA Group Ltd.	10,400	62
India (0.9%):
Financials (0.4%):
Indiabulls Housing Finance Ltd.	3,958	41
Information Technology (0.5%):
Tata Consultancy Services Ltd.	1,665	64
		105
Ireland (2.3%):
Health Care (0.9%):
Shire PLC	1,678	105
Information Technology (1.4%):
Accenture PLC, Class A	1,571	177
		282
Israel (0.7%):
Health Care (0.7%):
Teva Pharmaceutical Industries Ltd., ADR	1,536	84
Italy (1.3%):
Energy (1.3%):
Eni SpA	10,001	163
Japan (7.6%):
Consumer Discretionary (1.0%):
Toyota Motor Corp.	2,500	127
Consumer Staples (1.3%):
LAWSON, Inc.	2,000	155
Financials (1.6%):
Daito Trust Construction Co. Ltd.	500	71
Sumitomo Mitsui Financial Group, Inc.	4,000	120
		191
Health Care (0.7%):
SUZUKEN Co. Ltd.	2,400	82
Industrials (1.8%):
ITOCHU Corp.	17,800	226

See notes to financial statements.

Victory Portfolios NewBridge Global Equity Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Telecommunication Services (1.2%):
Nippon Telegraph & Telephone Corp.	3,300	$148
		929
Korea, Republic Of (1.2%):
Consumer Staples (0.7%):
KT&G Corp.	767	83
Utilities (0.5%):
Korea Electric Power Corp.	1,124	61
		144
Malaysia (0.5%):
Industrials (0.5%):
MISC Berhad	26,600	57
Netherlands (7.2%):
Consumer Discretionary (1.2%):
Wolters Kluwer NV	3,884	148
Energy (3.0%):
Koninklijke Vopak NV	1,574	86
Royal Dutch Shell PLC, Class B	10,795	283
		369
Information Technology (1.0%):
NXP Semiconductor NV (b)	1,398	119
Materials (2.0%):
LyondellBasell Industries NV, Class A	2,927	242
		878
Singapore (1.1%):
Financials (1.1%):
DBS Group Holdings Ltd.	11,488	130
Spain (2.1%):
Industrials (2.1%):
ACS Actividades de Construccion y Servicios SA	7,920	263
Sweden (1.0%):
Materials (1.0%):
Boliden AB	6,884	120
Switzerland (5.5%):
Financials (4.4%):
Chubb Ltd.	1,993	235
Swiss Re AG	3,485	310
		545
Health Care (1.1%):
Roche Holding AG	531	134
		679

See notes to financial statements.

Victory Portfolios NewBridge Global Equity Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Taiwan (1.2%):
Financials (0.5%):
Fubon Financial Holding Co. Ltd.	46,000	$56
Information Technology (0.7%):
Hon Hai Precision Industry Co. Ltd.	36,500	87
		143
United Arab Emirates (1.1%):
Financials (1.1%):
Dubai Islamic Bank PJSC	85,755	135
United Kingdom (3.1%):
Consumer Discretionary (1.8%):
Compass Group PLC	6,967	124
Delphi Automotive PLC	1,396	103
		227
Energy (0.1%):
Royal Dutch Shell PLC, Class A	279	7
Telecommunication Services (1.2%):
BT Group PLC	23,473	152
		386
United States (38.9%):
Consumer Discretionary (5.8%):
Amazon.com, Inc. (b)	138	91
NIKE, Inc., Class B	1,288	76
O'Reilly Automotive, Inc. (b)	460	121
Ross Stores, Inc.	1,306	74
The Home Depot, Inc.	2,131	285
Visteon Corp.	795	64
		711
Consumer Staples (4.0%):
Campbell Soup Co.	1,585	98
Constellation Brands, Inc., Class A	355	55
CVS Health Corp.	1,579	159
The Estee Lauder Cos., Inc., Class A	1,857	178
		490
Energy (1.4%):
FMC Technologies, Inc. (b)	2,162	66
Valero Energy Corp.	1,906	112
		178
Financials (6.0%):
Annaly Capital Management, Inc.	13,069	136
SunTrust Banks, Inc.	5,144	215
The PNC Financial Services Group, Inc.	2,010	176
The Travelers Cos., Inc.	1,910	210
		737

See notes to financial statements.

Victory Portfolios NewBridge Global Equity Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Fair Value(a)
Health Care (6.1%):
Amgen, Inc.	1,198	$190
Becton, Dickinson & Co.	577	93
Celgene Corp. (b)	698	72
Centene Corp. (b)	3,173	197
Edwards Lifesciences Corp. (b)	861	91
Quintiles Transnational Holdings, Inc. (b)	1,467	101
		744
Industrials (4.0%):
Cintas Corp.	1,485	133
Delta Air Lines, Inc.	2,081	87
General Dynamics Corp.	850	119
United Rentals, Inc. (b)	2,221	149
		488
Information Technology (9.4%):
Alphabet, Inc., Class C (b)	374	259
Apple, Inc.	3,500	328
Electronic Arts, Inc. (b)	1,163	72
MasterCard, Inc., Class A	875	85
Microsoft Corp.	5,331	266
Visa, Inc., Class A	1,762	136
		1,146
Materials (2.2%):
Crown Holdings, Inc. (b)	5,105	271
		4,765
Total Common Stocks (Cost $10,937)		11,722
Exchange Traded Funds (2.8%)
United States (2.8%):
Vanguard FTSE Emerging Markets ETF	10,032	350
Total Exchange Traded Funds (Cost $341)		350
Cash Equivalents (0.7%)
United States (0.7%):
Citibank Money Market Deposit Account, 0.05% (c)	$83	83
Total Cash Equivalents (Cost $83)		83
Total Investments (Cost $11,361) — 99.2%		12,155
Other assets in excess of liabilities — 0.8%		95
NET ASSETS — 100.00%		$12,250

(a)  All securities, except those traded on exchanges in the United States (including ADRs) and Canada, Accenture PLC, Class A listed under Ireland, Delphi Automotive PLC listed under United Kingdom, Chubb Ltd. listed under Switzerland, and LyondellBasell Industries NV, Class A and NXP Semiconductor NV listed under the Netherlands were fair valued at April 30, 2016.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2016.

See notes to financial statements.

Victory Portfolios NewBridge Global Equity Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios INCORE Fund for Income	Schedule of Portfolio Investments April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (70.5%)
Multi-family (2.3%):
Collateralized Mortgage Obligations (2.0%):
Government National Mortgage Association Series 2010-136, Class BH, 7.00%, 11/16/40	$1,898	$1,978
Series 2010-140, Class AC, 7.00%, 12/16/37	1,671	1,692
Series 2010-155, Class BH, 7.00%, 6/16/39	7,306	7,602
Series 2012-33, Class AB, 7.00%, 3/16/46	6,534	7,359
Series 2012-67, Class AF, 7.00%, 4/15/44	2,038	2,161
		20,792
Pass-throughs (0.3%):
Government National Mortgage Association 8.75%, 3/20/17	2	2
7.49%, 8/15/20 – 11/15/20	205	209
7.50%, 8/15/21	109	115
6.00%, 1/15/22	107	116
7.92%, 7/15/23	430	432
8.00%, 8/15/26 – 11/15/33	1,340	1,346
7.75%, 6/15/30 – 9/15/33	751	755
8.25%, 9/15/30	224	225
7.00%, 9/20/38	152	184
		3,384
Single Family (68.2%):
Collateralized Mortgage Obligations (3.8%):
Government National Mortgage Association Series 1994-7, Class PQ, 6.50%, 10/16/24	382	433
Series 1997-8, Class PN, 7.50%, 5/16/27	60	69
Series 1999-4, Class ZB, 6.00%, 2/20/29	547	617
Series 1999-40, Class ZW, 7.50%, 11/20/29	213	247
Series 2000-9, Class Z, 8.00%, 6/20/30	96	115
Series 2001-10, Class PE, 6.50%, 3/16/31	377	429
Series 2001-15, Class ZH, 6.00%, 4/20/31	418	471
Series 2001-21, Class PE, 6.50%, 5/16/31	309	353
Series 2002-22, Class GF, 6.50%, 3/20/32	65	77
Series 2002-33, Class ZJ, 6.50%, 5/20/32	185	222
Series 2002-40, Class UK, 6.50%, 6/20/32	284	337
Series 2002-45, Class QE, 6.50%, 6/20/32	116	139
Series 2002-47, Class ZA, 6.50%, 7/20/32	313	371
Series 2002-47, Class PG, 6.50%, 7/16/32	44	52
Series 2005-72, Class H, 11.50%, 11/16/17	5	6
Series 2005-74, Class HC, 7.50%, 9/16/35	134	155
Series 2005-74, Class HB, 7.50%, 9/16/35	34	39
Series 2011-166, Class NT, 7.75%, 11/20/31 (a)	2,032	2,481
Series 2012-106, Class JM, 7.30%, 10/20/34 (a)	1,670	2,041
Series 2012-30, Class WB, 7.13%, 11/20/39 (a)	7,795	9,181
Series 2013-190, Class KT, 8.29%, 9/20/30 (a)	4,514	5,006
Series 2013-51, Class BL, 6.10%, 4/20/34 (a)	4,444	5,055
Series 2013-64, Class KY, 6.98%, 12/20/38 (a)	3,172	3,726
See notes to financial statements.

Victory Portfolios INCORE Fund for Income	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Series 2013-70, Class KP, 7.20%, 2/20/39 (a)	$3,032	$3,582
Series 2014-69, Class W, 7.26%, 11/20/34 (a)	384	457
Series 2014-74, Class PT, 7.65%, 5/16/44 (a)	691	813
Series 2015-55, Class PT, 8.07%, 6/20/39	2,484	2,933
		39,407
Pass-throughs (64.4%):
Government National Mortgage Association 7.50%, 12/20/22 – 4/20/43	70,597	86,342
7.50%, 4/15/17 – 2/15/30 (b)	2,909	3,383
7.00%, 5/20/17 – 10/20/38	158,970	193,136
8.00%, 7/20/17 – 4/15/38	74,119	92,233
9.00%, 12/15/17 – 10/15/29	325	362
7.75%, 11/15/20	677	730
7.95%, 9/15/22	72	82
7.13%, 3/15/23 – 7/15/25	2,743	3,084
5.50%, 7/15/23 – 9/15/35	1,041	1,180
6.00%, 9/20/23 – 6/15/40 (c)	50,920	59,058
10.00%, 4/15/25 – 2/15/26	4,678	5,129
9.50%, 7/15/25	3	3
6.50%, 12/15/25 – 3/1/43	184,275	218,897
8.50%, 11/20/31 – 2/15/32	3,495	4,101
		667,720
Total Government National Mortgage Association (Cost $719,463)		731,303
U.S. Treasury Obligations (28.7%)
U.S. Treasury Bills, 0.20%, 7/28/16 (d)	30,796	30,781
U.S. Treasury Bonds 9.13%, 5/15/18	25,425	29,726
9.00%, 11/15/18	101,587	122,409
8.88%, 2/15/19	93,501	114,144
Total U.S. Treasury Obligations (Cost $296,393)		297,060
Investment Companies (0.0%) (e)
Federated U.S. Treasury Cash Reserve Fund, Institutional Shares, 0.14% (f)	99,805	100
Total Investment Companies (Cost $100)		100
Total Investments (Cost $1,015,956) — 99.2%		1,028,463
Other assets in excess of liabilities — 0.8%		8,253
NET ASSETS — 100.00%		$1,036,716

(a)  Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2016.

(b)  Security purchased on a when-issued basis.

(c)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)  Rate represents the effective yield at purchase.

(e)  Amount represents less than 0.05% of net assets.

(f)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2016.

See notes to financial statements.

Victory Portfolios National Municipal Bond Fund	Schedule of Portfolio Investments April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (96.1%)
Alabama (2.9%):
Athens Alabama School Improvement Warrants, GO, 3.50%, 4/1/46, Callable 4/1/26 @ 100 (a)	$1,850	$1,842
Alaska (0.9%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks, Series A, 5.13%, 4/1/19, AGM	500	557
Arizona (0.5%):
City of Cottonwood Arizona Pledged Revenue, 2.00%, 7/1/19, AGM	50	51
Maricopa County Elementary School District Number 38, Madison Elementary School Improvements Project 2009, Series B, GO, 4.00%, 7/1/20, AGM	250	279
		330
California (3.9%):
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, Callable 8/1/21 @ 100, AGM	1,000	1,167
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, Callable 8/1/21 @ 100, AGM (b)	270	300
Gold Oak Unified School District Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, AGM	255	290
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, AGM	590	676
		2,433
Colorado (1.0%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	350	389
Eagle Bend Colorado Metropolitan District Number 2, GO, 3.50%, 12/1/40, Callable 12/1/26 @ 100, BAM	225	226
		615
Florida (16.4%):
Callaway Florida Capital Improvement Revenue, 3.00%, 8/1/27, Callable 8/1/25 @ 100, AGM	220	228
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20	5,000	5,817
Florida State Governmental Utility Authority Revenue, Lehigh Utility System, 5.00%, 10/1/31, Callable 10/1/24 @ 100, AGM (b)	300	356
Miami-Dade County Florida Water & Sewer Revenue Series A, 5.00%, 10/1/42, Callable 10/1/22 @ 100 (b)	1,000	1,153
Series B, 5.25%, 10/1/20, AGM	1,050	1,243
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,600
		10,397
Illinois (3.3%):
Cook County Illinois School District Number 101 Western Springs, Alternative Revenue Source, Series B, GO, 4.25%, 11/1/38, Callable 11/1/23 @ 100 (b)	1,045	1,110
Kane County Illinous School District Number 131 Aurora East Side, GO, 2.00%, 12/1/20, BAM	1,000	1,027
		2,137

See notes to financial statements.

Victory Portfolios National Municipal Bond Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Indiana (4.3%):
Franklin Township Multi-School Building Corp. Revenue, First Mortgage, 4.00%, 1/10/19, State Aid Withholding	$1,000	$1,081
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, AGM	1,500	1,684
		2,765
Kansas (3.7%):
Finney County Kansas Unified School District Number 457, Series A, GO, 3.25%, 9/1/34, Callable 9/1/26 @ 100, AGM	1,000	1,019
Washburn University Kansas Revenue, Series A, 4.00%, 7/1/41, Callable 7/1/25 @ 100	790	837
Wichita Hospital Revenue, VIA Christi Health System, Inc., 4.00%, 11/15/18, Prerefunded, ETM	500	540
		2,396
Kentucky (4.8%):
Kentucky State Property & Buildings Commission Revenue 5.00%, 8/1/21 (c)	1,565	1,830
Kentucky State Property & Buildings Commission Revenue Series B, 5.00%, 11/1/26	1,000	1,237
		3,067
Maryland (2.5%):
Maryland State Health & Higher Educational Facilities Authority Revenue, LifeBridge Health Obligated Group, 4.13%, 7/1/47, Callable 7/1/25 @ 100	1,500	1,588
Michigan (4.1%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Callable 5/1/21 @ 100, Q-SBLF (b)	200	229
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF	1,250	1,456
South Haven Michigan Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/40, Callable 5/1/25 @ 100, AGM	750	868
		2,553
Minnesota (3.7%):
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, AGM	555	639
Saint Louis County Minnesota Independent School District Number 2142, School Building, Series A, GO, 4.00%, 2/1/22, Student Credit Program	1,500	1,713
		2,352
New Jersey (2.2%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, AGM	1,300	1,417
New York (1.2%):
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, AGM	740	786
Ohio (9.4%):
Columbus Ohio, Series B, GO, 3.00%, 7/1/19	1,800	1,924
Delaware City Ohio School District, School Facilities Construction & Improvement, GO, 5.25%, 12/1/43, Callable 6/1/23 @ 100 (b)	1,000	1,156

See notes to financial statements.

Victory Portfolios National Municipal Bond Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Lucas County Ohio Hospital Revenue, Promedica Health Care, Series B, 4.00%, 11/15/45, Callable 11/15/25 @ 100	$1,400	$1,472
Marysville Ohio Waste water Treatment System Revenue, 3.50%, 12/1/47, Callable 12/1/25 @ 100, BAM	750	755
Scioto County Hospital Revenue, Refunding Southern Ohio Medical Center, 3.50%, 2/15/38, Callable 2/15/26 @ 100 (a)	725	715
		6,022
Pennsylvania (3.5%):
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, AGM	500	537
North Pocono Pennsylvania School District, Series A, GO, 2.00%, 9/15/21, State Aid Withholding	500	512
Pennsylvania State, Series 1, GO, 5.00%, 7/1/22	1,000	1,195
		2,244
Tennessee (0.9%):
Memphis Tennessee State, General Improvement, Series B, GO, 4.25%, 4/1/44, Callable 4/1/24 @ 100 (b)	500	543
Texas (25.0%):
China Spring Texas Independent School District, School Building, GO, 5.00%, 8/15/43, Callable 8/15/22 @ 100, PSF-GTD (b)	1,000	1,178
Cypress-Fairbanks Independent School District, GO, 5.00%, 2/15/21, PSF-GTD	1,910	2,255
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	951
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,679
Garland Texas Independent School District Series A, GO, 3.00%, 2/15/20, Callable 6/10/16 @ 100, PSF-GTD (b)	550	551
Series A, GO, 3.00%, 2/15/22, Callable 6/10/16 @ 100, PSF-GTD (b) (c)	725	727
Grand Prairie Independent School District GO, 4.00%, 2/15/20, PSF-GTD	1,275	1,415
GO, 5.00%, 2/15/21, PSF-GTD	1,285	1,513
Humble Independent School District, School Building, Series B, GO, 5.00%, 2/15/19, PSF-GTD	1,275	1,422
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	830
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD (c)	3,055	3,512
		16,033
Washington (1.9%):
Snohomish County Washington Public Utility District Number 1 Electric Revenue, 5.00%, 12/1/40, Callable 12/1/25 @ 100	1,000	1,185
Total Municipal Bonds (Cost $56,643)		61,262
Investment Companies (6.8%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.22% (d)	4,339,480	4,339
Total Investment Companies (Cost $4,339)		4,339
Total Investments (Cost $60,982) — 102.9%		65,601
Liabilities in excess of other assets — (2.9)%		(1,874)
NET ASSETS — 100.00%		$63,727

See notes to financial statements.

Victory Portfolios National Municipal Bond Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

(a)  Security purchased on a when-issued basis.

(b)  Continuously callable with 30 days notice.

(c)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2016.

AGM — Assured Guaranty Municipal Corporation

BAM — Build America Mutual Assurance Co.

ETM — Escrowed to Maturity

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

Q-SBLF — Qualified-School Board Loan

See notes to financial statements.

Victory Portfolios Ohio Municipal Bond Fund	Schedule of Portfolio Investments April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.8%)
General Obligations (55.0%):
County, City & Special District (13.1%):
Columbus Ohio, Series A, 5.00%, 6/1/19	$1,000	$1,128
Greene County, Water System, 4.50%, 12/1/35, Callable 12/1/20 @ 100	560	622
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,209
Mansfield Ohio, 2.00%, 12/1/21, AGM	180	185
Summit County Series R, 5.50%, 12/1/17, FGIC	930	1,001
Series R, 5.50%, 12/1/18, FGIC	1,095	1,229
		5,374
Hospitals, Nursing Homes & Health Care (2.9%):
Lucas County Hospital Revenue, Promedica Health Care, Series D, 5.00%, 11/15/29, Callable 11/15/21 @ 100	1,000	1,160
Public Improvements (2.1%):
Richland County, Correctional Facilities Improvement, 5.88%, 12/1/24, Callable 12/1/18 @ 100, AGM	350	396
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, AGM	400	441
		837
Schools & Educational Services (35.5%):
Brooklyn City School District, School Improvement, 5.25%, 12/1/43, Callable 12/1/20 @ 100, AGM (a)	2,000	2,301
Carey Exempted Village School District, 5.13%, 11/1/39, Callable 11/1/21 @ 100, Student Credit Program (a)	350	406
Columbus Ohio City School District, Refunding Various Purpose, Series B, 5.00%, 12/1/33, Callable 6/1/26 @ 100	1,000	1,231
Delaware City School District, School Facilities Construction & Improvement, 5.25%, 12/1/38, Callable 6/1/23 @ 100 (a)	1,240	1,442
Elida Local School District, School Facilities & Construction 1.74%, 12/1/21, AGM (b)	1,455	1,321
2.03%, 12/1/23, AGM (b)	1,455	1,248
Miamisburg Ohio City School District, 5.00%, 12/1/35, Callable 12/1/25 @ 100	500	603
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	423
Ohio Schools, Series C, 5.00%, 9/15/19	1,500	1,705
Ohio State Water Development Authority Water Pollution Control Revenue, 5.00%, 6/1/22	500	611
Perry Local School District Allen County, School Improvement, 4.50%, 12/1/43, Callable 12/1/20 @ 100, AGM	600	645
Port Clinton Ohio City School District, 4.00%, 12/1/41, Callable 6/1/23 @ 100	1,000	1,063
Reading Community City School District, Classroom Facilities Series A, 5.00%, 11/1/46, Callable 11/1/24 @ 100, School District Credit Program	255	292
Series A, 3.50%, 11/1/49, Callable 11/1/24 @ 100, School District Credit Program	1,180	1,181
		14,472

See notes to financial statements.

Victory Portfolios Ohio Municipal Bond Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Utilities (Sewers, Telephone, Electric) (1.4%):
Greene County, Water System, 5.75%, 12/1/22, Callable 12/1/18 @ 100, ETM	$500	$563
		22,406
Revenue Bonds (42.8%):
Hospitals, Nursing Homes & Health Care (17.6%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners Series B, 4.13%, 9/1/20	1,200	1,341
Series B, 5.25%, 9/1/27, Callable 9/1/20 @ 100	2,500	2,892
Franklin County Hospital Revenue, Nationwide Children's Hospital, Inc. Project, 4.75%, 11/1/29, Callable 11/1/19 @ 100	1,500	1,618
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	553
Scioto County Hospital Revenue, Refunding Southern Ohio Medical Center, 3.50%, 2/15/38, Callable 2/15/26 @ 100 (c)	725	715
		7,119
Public Improvements (5.3%):
Huber Heights General Income Tax Special Obligation, 4.75%, 12/1/38, Callable 12/1/21 @ 100, BAM (a) (d)	2,000	2,157
Schools & Educational Services (12.1%):
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnati, 5.00%, 6/1/30, Callable 6/1/20 @ 100, AGM	1,260	1,426
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Callable 6/1/21 @ 100, Ohio CCD Program (a)	500	550
University of Akron General Receipts, Series A, 5.00%, 1/1/19, AGM	1,000	1,107
Youngstown State University General Receipts 4.38%, 12/15/18, AGM	685	743
5.00%, 12/15/23, Callable 6/15/19 @ 100, AGM	1,000	1,115
		4,941
Utilities (Sewers, Telephone, Electric) (7.8%):
Hamilton County Sewer System Revenue, Series A, 5.00%, 12/1/38, Callable 12/1/23 @ 100 (a)	1,000	1,189
Marysville Ohio Waste water Treatment System Revenue, 3.50%, 12/1/47, Callable 12/1/25 @ 100, BAM	750	755
Ohio State Water Development Authority Revenue, Series A, 5.00%, 12/1/35, Callable 6/1/26 @ 100	1,000	1,234
		3,178
		17,395
Total Municipal Bonds (Cost $36,032)		39,801

See notes to financial statements.

Victory Portfolios Ohio Municipal Bond Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Investment Companies (2.7%)
Federated Ohio Municipal Cash Trust, Institutional Shares, 0.01% (e)	1,105,066	$1,105
Total Investment Companies (Cost $1,105)		1,105
Total Investments (Cost $37,137) — 100.5%		40,906
Liabilities in excess of other assets — (0.5)%		(220)
NET ASSETS — 100.00%		$40,686

(a)  Continuously callable with 30 days notice.

(b)  Rate represents the effective yield at purchase.

(c)  Security purchased on a when-issued basis.

(d)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(e)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2016.

AGC-ICC — Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM — Assured Guaranty Municipal Corporation

BAM — Build America Mutual Assurance Co.

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

See notes to financial statements.

Victory Portfolios Strategic Allocation Fund	Schedule of Portfolio Investments April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Mutual Funds (98.4%)
Victory CEMP Commodity Volatility Wtd Index Strategy Fund, Class I	180,980	$1,164
Victory CEMP Emerging Market Volatility Wtd Index ETF	28,000	718
Victory CEMP Long/Short Strategy Fund, Class I	82,003	893
Victory CEMP Market Neutral Income Fund, Class I	300,237	2,804
Victory Expedition Emerging Markets Small Fund, Class I	45,147	412
Victory INCORE Total Return Bond Fund, Class R6	145,064	1,404
Victory Integrity Discovery Fund, Class Y	17,274	602
Victory NewBridge Global Equity Fund, Class I	377,620	4,441
Total Affiliated Mutual Funds (Cost $12,310)		12,438
Investment Companies (0.4%)
Federated Treasury Obligations Fund, Institutional Shares, 0.17% (a)	55,626	56
Total Investment Companies (Cost $56)		56
Total Investments (Cost $12,366) — 98.8%		12,494
Other assets in excess of liabilities — 1.2%		146
NET ASSETS — 100.00%		$12,640

(a)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2016.

See notes to financial statements.

Victory Portfolios INCORE Investment Grade Convertible Fund	Schedule of Portfolio Investments April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (72.8%)
Consumer Discretionary (7.0%):
Priceline.com, Inc., Convertible Subordinated Notes, 1.00%, 3/15/18	$1,372	$2,034
The Priceline Group, Inc., Convertible Subordinated Notes, 0.35%, 6/15/20	855	1,044
Toll Brothers Finance Corp., Convertible Subordinated Notes, 0.50%, 9/15/32, Callable 9/15/17 @ 100 (a)	1,328	1,312
		4,390
Financials (14.5%):
Ares Capital Corp., 4.38%, 1/15/19	239	245
Ares Capital Corp., Convertible Subordinated Notes 5.13%, 6/1/16	1,633	1,636
4.88%, 3/15/17	1,010	1,035
BlackRock Kelso Capital Corp., Convertible Subordinated Notes, 5.50%, 2/15/18	595	613
Janus Capital Group, Inc., Convertible Subordinated Notes, 0.75%, 7/15/18	796	1,126
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 200	1,841	1,840
Old Republic International Corp., 3.75%, 3/15/18	185	230
Old Republic International Corp., Convertible Subordinated Notes, 3.75%, 3/15/18	1,065	1,326
Prospect Capital Corp., 5.88%, 1/15/19	100	98
Prospect Capital Corp., Convertible Subordinated Notes, 5.88%, 1/15/19	512	502
Spirit Realty Capital, Inc., 3.75%, 5/15/21	395	428
		9,079
Health Care (18.8%):
Alza Corp., Convertible Subordinated Notes, , 7/28/20, Callable 5/27/16 @ 88.18 (b)	1,171	1,801
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 0.13%, 9/15/23, Callable 6/3/16 @ 100 (a) (c)	713	1,299
Gilead Sciences, Inc., Convertible Subordinated Notes, 1.63%, 5/1/16	220	869
Illumina, Inc., Convertible Subordinated Notes 0.12%, 6/15/19	960	956
0.50%, 6/15/21	1,005	1,036
Medidata Solutions, Inc., Convertible Subordinated Notes, 1.00%, 8/1/18	145	153
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, 0.25%, 2/1/26, Callable 6/1/16 @ 100 (a)	1,932	2,541
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42	1,602	3,111
		11,766
Industrials (7.2%):
Airtran Holdings, Inc., Convertible Subordinated Notes, 5.25%, 11/1/16	610	1,854
Danaher Corp., Convertible Subordinated Notes, 1/22/21, Callable 5/27/16 @ 89.52 (b)	515	1,447
Macquarie Infrastructure Co. LLC, Convertible Subordinated Notes, 2.88%, 7/15/19	1,042	1,178
		4,479

See notes to financial statements.

Victory Portfolios INCORE Investment Grade Convertible Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Information Technology (20.2%):
Citrix Systems, Inc., Convertible Subordinated Notes, 0.50%, 4/15/19	$1,070	$1,208
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	1,925	2,927
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18	955	1,329
LinkedIn Corp., 0.50%, 11/1/19	895	836
Micron Technology, Inc., Convertible Subordinated Notes, 3.00%, 11/15/43, Callable 11/20/18 @ 83 (a)	785	556
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	716	1,628
Red Hat, Inc., Convertible Subordinated Notes, 0.25%, 10/1/19	1,663	2,049
Twitter, Inc., Convertible Subordinated Notes, 1.00%, 9/15/21	584	490
Xilinx, Inc., Convertible Subordinated Notes, 2.63%, 6/15/17	1,045	1,566
		12,589
Materials (4.8%):
Newmont Mining Corp., Convertible Subordinated Notes, 1.63%, 7/15/17	1,685	1,831
RPM International, Inc., Convertible Subordinated Notes, 2.25%, 12/15/20	977	1,160
		2,991
Utilities (0.3%):
CenterPoint Energy, Inc.	3	169
Total Convertible Corporate Bonds (Cost $42,805)		45,463
Convertible Preferred Stocks (22.2%)
Consumer Staples (1.4%):
Tyson Foods, Inc., 4.75%	12,217	891
Energy (0.8%):
Hess Corp., 8.00%, 2/1/19	6,660	506
Financials (11.1%):
AMG Capital Trust II, 5.15%	26,269	1,512
New York Community Capital Trust V, 6.00%	30,769	1,552
Wells Fargo & Co., 7.50%, Series L	2,557	3,187
Welltower, Inc., 6.50%, Series I	10,400	642
		6,893
Health Care (1.0%):
Allergan PLC, 5.50%, Series A	805	653
Industrials (2.0%):
Stanley Black & Decker I, Inc., 6.25%	10,615	1,252
Materials (0.4%):
Alcoa, Inc., 5.38%, Series 1	5,874	224
Utilities (5.5%):
Dominion Resources, Inc., 6.00%, Series B	11,064	614
Dominion Resources, Inc., 6.37%	29,440	1,452
Exelon Corp., 6.50%	5,060	245
NextEra Energy, Inc., 6.37%	19,155	1,146
		3,457
Total Convertible Preferred Stocks (Cost $13,371)		13,876

See notes to financial statements.

Victory Portfolios INCORE Investment Grade Convertible Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Investment Companies (4.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.17% (d)	2,972,101	$2,972
Total Investment Companies (Cost $2,972)		2,972
Total Investments (Cost $59,148) — 99.8%		62,311
Other assets in excess of liabilities — 0.2%		109
NET ASSETS — 100.00%		$62,420

(a)  Continuously callable with 30 days notice.

(b)  Continuously callable with 15 days notice.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of April 30, 2016.

(d)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2016.

LLC — Limited Liability Co.

PLC — Public Liability Co.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2016

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	NewBridge Large Cap Growth Fund		Select Fund		Special Value Fund
ASSETS:
Investments, at value (Cost $42,952, $2,775 and $97,006)	$66,707		$2,841		$97,418
Dividends receivable	15		4		107
Receivable for capital shares issued	9		—		21
Receivable for investments sold	246		—		1,191
Receivable from adviser	1		5		7
Prepaid expenses	41		3		39
Total Assets	67,019		2,853		98,783
LIABILITIES:
Payable for investments purchased	—		—		1,452
Payable for capital shares redeemed	138		—		417
Accrued expenses and other payables:
Investment advisory fees	42		2		61
Administration fees	6		—	(a)	8
Custodian fees	3		—	(a)	2
Transfer agent fees	30		—	(a)	39
Chief Compliance Officer fees	—	(a)	—	(a)	—	(a)
Trustees' fees	—	(a)	—	(a)	—	(a)
12b-1 fees	10		—	(a)	33
Other accrued expenses	27		13		22
Total Liabilities	256		15		2,034
NET ASSETS:
Capital	27,481		2,799		177,029
Accumulated undistributed (distributions in excess of) net investment income	(931)		2		325
Accumulated net realized gains (losses) from investments	16,458		(29)		(81,017)
Net unrealized appreciation on investments	23,755		66		412
Net Assets	$66,763		$2,838		$96,749
Net Assets
Class A Shares	$15,906		$227		$42,242
Class C Shares	7,148		—		9,440
Class I Shares	36,158		2,611		4,127
Class R Shares	923		—		39,539
Class Y Shares	6,628		—		1,401
Total	$66,763		$2,838		$96,749
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	1,256		22		1,987
Class C Shares	675		—		491
Class I Shares	2,787		258		192
Class R Shares	78		—		1,934
Class Y Shares	517		—		66
Total	5,313		280		4,670
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$12.67		$10.12		$21.26
Class C Shares (c)	$10.59		—		$19.22
Class I Shares	$12.98		$10.12		$21.53
Class R Shares	$11.79		—		$20.44
Class Y Shares	$12.81		—		$21.37
Maximum Sales Charge — Class A Shares	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$13.44		$10.74		$22.56

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2016

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Sycamore Established Value Fund	Sycamore Small Company Opportunity Fund	Expedition Emerging Markets Small Cap Fund
ASSETS:
Investments, at value (Cost $3,606,440, $2,842,321 and $11,853)	$4,091,420	$3,053,040	$12,614	(a)
Foreign currency, at value (Cost $—, $— and $100)	—	—	99
Dividends receivable	1,557	958	16
Receivable for capital shares issued	14,349	7,338	5
Receivable for investments sold	20,721	16,938	108
Receivable from adviser	— (b)	24	11
Prepaid expenses	244	115	44
Total Assets	4,128,291	3,078,413	12,897
LIABILITIES:
Securities lending collateral	—	—	91
Payable to custodian	—	—	10
Payable for investments purchased	73,310	84,665	206
Foreign taxes accrued	—	—	21
Payable for capital shares redeemed	8,923	5,027	—
Accrued expenses and other payables:
Investment advisory fees	1,454	1,848	13
Administration fees	292	228	2
Custodian fees	36	38	27
Transfer agent fees	84	613	—	(b)
Chief Compliance Officer fees	3	2	—	(b)
12b-1 fees	551	208	—	(b)
Other accrued expenses	151	180	—
Total Liabilities	84,804	92,809	370
NET ASSETS:
Capital	3,578,257	2,693,845	14,205
Accumulated undistributed (distributions in excess of) net investment income	(162)	1,846	(45)
Accumulated net realized gains (losses) from investments	(19,588)	79,194	(2,372)
Net unrealized appreciation on investments	484,980	210,719	739
Net Assets	$4,043,487	$2,985,604	$12,527
Net Assets
Class A Shares	$1,301,143	$479,379	$67
Class C Shares	1,907	—	45
Class I Shares	1,768,468	2,153,991	12,415
Class R Shares	718,263	275,254	—
Class R6 Shares	227,728	4,465	—
Class Y Shares	25,978	72,515	—
Total	$4,043,487	$2,985,604	$12,527
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	40,569	12,990	7
Class C Shares	60	—	5
Class I Shares	55,123	57,910	1,362
Class R Shares	22,659	7,878	—
Class R6 Shares	7,097	120	—
Class Y Shares	810	1,962	—
Total	126,318	80,860	1,374
Net asset value, offering (except Class A Shares) and redemption price per share: (c)
Class A Shares	$32.07	$36.90	$9.06
Class C Shares (d)	$31.64	—	$8.93
Class I Shares	$32.08	$37.20	$9.12
Class R Shares	$31.70	$34.94	—
Class R6 Shares	$32.09	$37.17	—
Class Y Shares	$32.09	$36.97	—
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$34.03	$39.15	$9.61

(a)  Includes $86 of securities on loan.

(b)  Rounds to less than $1.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2016

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	NewBridge Global Equity Fund		INCORE Fund for Income	National Municipal Bond Fund
ASSETS:
Investments, at value (Cost $11,361, $1,015,956 and $60,982)	$12,155		$1,028,463	$65,601
Foreign currency, at value (Cost $14, $— and $—)	14		—	—
Interest and dividends receivable	27		10,568	680
Receivable for capital shares issued	10		2,363	152
Receivable for investments sold	—		—	2,173
Reclaims receivable	11		—	—
Receivable from adviser	14		2	3
Prepaid expenses	48		132	21
Total Assets	12,279		1,041,528	68,630
LIABILITIES:
Payable for investments purchased	—		3,539	4,633
Payable for capital shares redeemed	—		483	200
Accrued expenses and other payables:
Investment advisory fees	8		385	29
Administration fees	3		84	7
Custodian fees	4		12	2
Transfer agent fees	—	(a)	91	9
Chief Compliance Officer fees	—	(a)	— (a)	—	(a)
Trustees' fees	—	(a)	—	—	(a)
12b-1 fees	—	(a)	158	12
Other accrued expenses	14		60	11
Total Liabilities	29		4,812	4,903
NET ASSETS:
Capital	11,803		1,232,750	58,320
Accumulated undistributed (distributions in excess of) net investment income	63		(16,637)	37
Accumulated net realized gains (losses) from investments	(410)		(191,904)	751
Net unrealized appreciation on investments	794		12,507	4,619
Net Assets	$12,250		$1,036,716	$63,727
Net Assets
Class A Shares	$386		$402,171	$60,581
Class C Shares	65		72,603	—
Class I Shares	9,165		465,530	—
Class R Shares	21		84,465	—
Class R6 Shares	2,613		5,270	—
Class Y Shares	—		6,677	3,146
Total	$12,250		$1,036,716	$63,727
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	32		40,792	5,434
Class C Shares	6		7,422	—
Class I Shares	779		47,246	—
Class R Shares	2		8,561	—
Class R6 Shares	222		535	—
Class Y Shares	—		677	282
Total	1,041		105,233	5,716
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$11.75		$9.86	$11.15
Class C Shares (c)	$11.61		$9.78	—
Class I Shares	$11.76		$9.85	—
Class R Shares	$11.72		$9.87	—
Class R6 Shares	$11.79		$9.85	—
Class Y Shares	—		$9.86	$11.15
Maximum Sales Charge — Class A Shares	5.75%		2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$12.47		$10.06	$11.38

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities April 30, 2016

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Ohio Municipal Bond Fund		Strategic Allocation Fund	INCORE Investment Grade Convertible Fund
ASSETS:
Affiliated investments, at value (Cost $—, $12,310 and $—)	$—		$12,438	$—
Unaffiliated investments, at value (Cost $37,137, $56 and $59,148)	40,906		56	62,311
Interest and dividends receivable	527		4	239
Receivable for capital shares issued	—		80	381
Receivable for investments sold	483		—	266
Receivable from adviser	—		16	—
Prepaid expenses	9		64	19
Total Assets	41,925		12,658	63,216
LIABILITIES:
Payable for investments purchased	1,191		—	704
Payable for capital shares redeemed	5		1	31
Accrued expenses and other payables:
Investment advisory fees	18		5	39
Administration fees	4		3	6
Custodian fees	1		2	1
Transfer agent fees	2		3	4
Chief Compliance Officer fees	—	(a)	— (a)	— (a)
Trustees' fees	—		— (a)	—
12b-1 fees	8		4	3
Other accrued expenses	10		—	8
Total Liabilities	1,239		18	796
NET ASSETS:
Capital	36,417		16,707	63,867
Accumulated undistributed (distributions in excess of) net investment income	29		(54)	(912)
Accumulated net realized gains (losses) from investments	471		(4,141)	(3,698)
Net unrealized appreciation on investments	3,769		128	3,163
Net Assets	$40,686		$12,640	$62,420
Net Assets
Class A Shares	$40,686		$7,732	$14,446
Class C Shares	—		2,547	—
Class I Shares	—		333	47,974
Class R Shares	—		2,028	—
Total	$40,686		$12,640	$62,420
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	3,556		528	1,068
Class C Shares	—		176	—
Class I Shares	—		22	3,552
Class R Shares	—		139	—
Total	3,556		865	4,620
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$11.44		$14.64	$13.52
Class C Shares (c)	—		$14.48	—
Class I Shares	—		$14.70	$13.51
Class R Shares	—		$14.62	—
Maximum Sales Charge — Class A Shares	2.00%		5.75%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$11.67		$15.53	$13.80

(a)  Rounds to less than $1.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2016

(Amounts in Thousands)  (Unaudited)

	NewBridge Large Cap Growth Fund	Select Fund	Special Value Fund
Investment Income:
Dividend income	$205	$27	$1,079
Foreign tax withholding	(1)	(1)	(12)
Total Income	204	26	1,067
Expenses:
Investment advisory fees	298	10	378
Administration fees	35	2	45
12b-1 fees — Class A Shares	22	— (a)	55
12b-1 fees — Class C Shares	41	—	49
12b-1 fees — Class R Shares	2	—	103
Custodian fees	6	1	7
Transfer agent fees — Class A Shares	6	— (a)	28
Transfer agent fees — Class C Shares	3	—	10
Transfer agent fees — Class I Shares	— (a)	— (a)	1
Transfer agent fees — Class R Shares	1	—	34
Transfer agent fees — Class Y Shares	3	—	1
Trustees' fees	4	— (a)	5
Chief Compliance Officer fees	1	— (a)	1
Legal and audit fees	8	5	5
State registration and filing fees	29	2	27
Other expenses	9	2	11
Total Expenses	468	22	760
Expenses waived/reimbursed by Adviser	(11)	(9)	(56)
Net Expenses	457	13	704
Net Investment Income(Loss)	(253)	13	363
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from securities transactions	16,640	(17)	(4,625)
Net change in unrealized appreciation/depreciation on investments	(19,820)	(193)	(1,605)
Net realized/unrealized losses on investments	(3,180)	(210)	(6,230)
Change in net assets resulting from operations	$(3,433)	$(197)	$(5,867)

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2016

(Amounts in Thousands)  (Unaudited)

	Sycamore Established Value Fund	Sycamore Small Company Opportunity Fund	Expedition Emerging Markets Small Cap Fund
Investment Income:
Dividend income	$25,323	$21,881	$93
Securities lending income	—	—	— (a)
Foreign tax withholding	—	(115)	(8)
Total Income	25,323	21,766	85
Expenses:
Investment advisory fees	6,886	10,725	73
Administration fees	1,310	1,223	16
12b-1 fees — Class A Shares	1,394	547	— (a)
12b-1 fees — Class C Shares (b)	1	—	— (a)
12b-1 fees — Class R Shares	1,678	658	—
Custodian fees	84	84	43
Transfer agent fees — Class A Shares	626	257	— (a)
Transfer agent fees — Class C Shares (b)	10	—	— (a)
Transfer agent fees — Class I Shares	114	665	— (a)
Transfer agent fees — Class R Shares	182	128	—
Transfer agent fees — Class R6 Shares (c)	— (a)	— (a)	—
Transfer agent fees — Class Y Shares	6	188	—
Trustees' fees	119	127	— (a)
Chief Compliance Officer fees	17	18	— (a)
Legal and audit fees	138	148	2
State registration and filing fees	68	94	25
Other expenses	93	209	5
Total Expenses	12,726	15,071	164
Expenses waived/reimbursed by Adviser	(13)	(104)	(75)
Net Expenses	12,713	14,967	89
Net Investment Income(Loss)	12,610	6,799	(4)
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from securities transactions	(18,909)	82,213	(758)
Foreign taxes on realized gains	—	—	(3)
Net realized losses from foreign currency translations	—	—	(16)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	101,991	(52,346)	564
Net change in unrealized appreciation/depreciation on foreign taxes	—	—	(12)
Net realized/unrealized gains (losses) on investments	83,082	29,867	(225)
Change in net assets resulting from operations	$95,692	$36,666	$(229)

(a)  Rounds to less than $1.

(b)  Sycamore Established Value Fund, Class C Shares, commenced operations on March 1, 2016.

(c)  Sycamore Small Company Opportunity Fund, Class R6 Shares, commenced operation on December 15, 2015.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2016

(Amounts in Thousands)  (Unaudited)

	NewBridge Global Equity Fund		INCORE Fund for Income		National Municipal Bond Fund
Investment Income:
Interest income	$—	(a)	$9,530		$1,100
Dividend income	153		—	(a)	2
Foreign tax withholding	(10)		—		—
Total Income	143		9,530		1,102
Expenses:
Investment advisory fees	48		2,191		187
Administration fees	12		434		36
12b-1 fees — Class A Shares	2		448		81
12b-1 fees — Class C Shares	—		346		—
12b-1 fees — Class R Shares	—	(a)	102		—
Custodian fees	6		31		3
Transfer agent fees — Class A Shares	—	(a)	100		18
Transfer agent fees — Class C Shares	—	(a)	26		—
Transfer agent fees — Class I Shares	—	(a)	71		—
Transfer agent fees — Class R Shares	—	(a)	24		—
Transfer agent fees — Class R6 Shares (b)	—	(a)	—	(a)	—
Transfer agent fees — Class Y Shares	—		9		2
Trustees' fees	1		40		3
Chief Compliance Officer fees	—	(a)	5		—	(a)
Legal and audit fees	9		41		7
State registration and filing fees	32		83		16
Other expenses	4		32		5
Total Expenses	114		3,983		358
Expenses waived/reimbursed by Adviser	(39)		(16)		(27)
Net Expenses	75		3,967		331
Net Investment Income	68		5,563		771
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from securities transactions	(384)		791		751
Net realized losses from foreign currency translations	(3)		—		—
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(249)		7,191		289
Net realized/unrealized gains (losses) on investments	(636)		7,982		1,040
Change in net assets resulting from operations	$(568)		$13,545		$1,811

(a)  Rounds to less than $1.

(b)  NewBridge Global Equity Fund, Class R6 Shares, commenced operations on December 15, 2015.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended April 30, 2016

(Amounts in Thousands)  (Unaudited)

	Ohio Municipal Bond Fund		Strategic Allocation Fund	INCORE Investment Grade Convertible Fund
Investment Income:
Interest income from unaffiliated investments	$788		$5	$260
Dividend income from affiliated investments	—		27	—
Dividend income from unaffiliated investments	—	(a)	30	337
Total Income	788		62	597
Expenses:
Investment advisory fees	113		22	205
Administration fees	21		10	27
12b-1 fees — Class A Shares	51		11	15
12b-1 fees — Class C Shares	—		13	—
12b-1 fees — Class R Shares	—		5	—
Custodian fees	2		4	3
Transfer agent fees — Class A Shares	4		3	4
Transfer agent fees — Class C Shares	—		1	—
Transfer agent fees — Class I Shares	—		— (a)	6
Transfer agent fees — Class R Shares	—		1	—
Trustees' fees	2		1	2
Chief Compliance Officer fees	—	(a)	— (a)	— (a)
Legal and audit fees	6		8	9
State registration and filing fees	9		20	17
Other expenses	4		5	8
Total Expenses	212		104	296
Expenses waived/reimbursed by Adviser	—		(53)	(2)
Net Expenses	212		51	294
Net Investment Income	576		11	303
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized losses from affiliated securities transactions	—		(395)	—
Net realized gains from unaffiliated securities transactions	467		252	357
Net change in unrealized appreciation/depreciation on affiliated investments	—		128	—
Net change in unrealized appreciation/depreciation on unaffiliated investments	130		(624)	(900)
Net realized/unrealized gains (losses) on investments	597		(639)	(543)
Change in net assets resulting from operations	$1,173		$(628)	$(240)

(a)  Rounds to less than $1.
See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	NewBridge Large Cap Growth Fund		Select Fund		Special Value Fund
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(253)	$(874)	$13	$21	$363	$449
Net realized gains (losses) from investment transactions	16,640	40,020	(17)	51	(4,625)	6,327
Net change in unrealized appreciation/depreciation on investments	(19,820)	(26,893)	(193)	128	(1,605)	(2,216)
Change in net assets resulting from operations	(3,433)	12,253	(197)	200	(5,867)	4,560
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	(1)	(1)	(147)	—
Class C Shares	—	—	—	—	—	—
Class I Shares	—	—	(12)	(19)	(28)	—
Class R Shares	—	—	—	—	(29)	—
Class Y Shares	—	—	—	—	(10)	—
From net realized gains:
Class A Shares	(5,914)	(2,298)	(4)	(3)	—	—
Class C Shares	(3,067)	(977)	—	—	—	—
Class I Shares	(16,440)	(11,343)	(52)	(56)	—	—
Class R Shares	(266)	(65)	—	—	—	—
Class Y Shares	(3,366)	(2,269)	—	—	—	—
Change in net assets resulting from distributions to shareholders	(29,053)	(16,952)	(69)	(79)	(214)	—
Change in net assets resulting from capital transactions	(6,865)	(93,464)	(46)	24	(11,768)	(45,777)
Change in net assets	(39,351)	(98,163)	(312)	145	(17,849)	(41,217)
Net Assets:
Beginning of period	106,114	204,277	3,150	3,005	114,598	155,815
End of period	$66,763	$106,114	$2,838	$3,150	$96,749	$114,598
Accumulated undistributed (distributions in excess of) net investment income	$(931)	$(678)	$2	$2	$325	$176

(a)  Rounds to less than $1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	NewBridge Large Cap Growth Fund		Select Fund		Special Value Fund
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,924	$2,430	$18	$67	$1,595	$4,225
Distributions reinvested	4,824	1,900	4	3	121	—
Cost of shares redeemed	(4,302)	(11,409)	—	—	(5,741)	(28,508)
Total Class A Shares	$2,446	$(7,079)	$22	$70	$(4,025)	$(24,283)
Class C Shares
Proceeds from shares issued	$1,314	$665	—	—	$342	$1,050
Distributions reinvested	2,455	764	—	—	—	—
Cost of shares redeemed	(2,473)	(2,355)	—	—	(1,539)	(5,106)
Total Class C Shares	$1,296	$(926)	—	—	$(1,197)	$(4,056)
Class I Shares
Proceeds from shares issued	$3,377	$24,338	$1	$5	$100	$1,139
Distributions reinvested	7,375	8,156	64	76	24	—
Cost of shares redeemed	(20,064)	(103,511)	(133)	(127)	(1,995)	(3,835)
Total Class I Shares	$(9,312)	$(71,017)	$(68)	$(46)	$(1,871)	$(2,696)
Class R Shares
Proceeds from shares issued	$170	$227	—	—	$2,165	$4,619
Distributions reinvested	266	65	—	—	27	—
Cost of shares redeemed	(17)	(418)	—	—	(6,572)	(19,009)
Total Class R Shares	$419	$(126)	—	—	$(4,380)	$(14,390)
Class Y Shares
Proceeds from shares issued	$2,456	$3,912	—	—	$50	$119
Distributions reinvested	16	5	—	—	—	—
Cost of shares redeemed	(4,186)	(18,233)	—	—	(345)	(471)
Total Class Y Shares	$(1,714)	$(14,316)	—	—	$(295)	$(352)
Change in net assets resulting from capital transactions	$(6,865)	$(93,464)	$(46)	$24	$(11,768)	$(45,777)

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	NewBridge Large Cap Growth Fund		Select Fund		Special Value Fund
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	134	132	2	6	75	191
Reinvested	362	105	— (a)	— (a)	6	—
Redeemed	(294)	(617)	—	—	(271)	(1,285)
Total Class A Shares	202	(380)	2	6	(190)	(1,094)
Class C Shares
Issued	115	40	—	—	18	52
Reinvested	220	47	—	—	—	—
Redeemed	(211)	(143)	—	—	(80)	(254)
Total Class C Shares	124	(56)	—	—	(62)	(202)
Class I Shares
Issued	252	1,296	— (a)	1	5	51
Reinvested	541	445	6	7	1	—
Redeemed	(1,271)	(5,506)	(13)	(12)	(91)	(172)
Total Class I Shares	(478)	(3,765)	(7)	(4)	(85)	(121)
Class R Shares
Issued	14	13	—	—	106	217
Reinvested	21	4	—	—	1	—
Redeemed	(1)	(23)	—	—	(322)	(892)
Total Class R Shares	34	(6)	—	—	(215)	(675)
Class Y Shares
Issued	185	211	—	—	2	5
Reinvested	1	— (a)	—	—	—	—
Redeemed	(298)	(972)	—	—	(15)	(21)
Total Class Y Shares	(112)	(761)	—	—	(13)	(16)
Change in Shares	(230)	(4,968)	(5)	2	(565)	(2,108)

(a)  Rounds to less than 1.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Sycamore Established Value Fund		Sycamore Small Company Opportunity Fund		Expedition Emerging Markets Small Cap Fund
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$12,610	$29,581	$6,799	$7,300	$(4)	$17
Net realized gains (losses) from investment transactions	(18,909)	249,432	82,213	244,998	(777)	(1,601)
Net change in unrealized appreciation/depreciation on investments	101,991	(52,905)	(52,346)	(152,146)	552	(81)
Change in net assets resulting from operations	95,692	226,108	36,666	100,152	(229)	(1,665)
Distributions to Shareholders:
From net investment income:
Class A Shares	(4,695)	(11,237)	(550)	—	—	—
Class C Shares (a)	(1)	—	—	—	—	—
Class I Shares	(6,063)	(8,614)	(8,756)	(3,536)	—	—
Class R Shares	(2,271)	(6,674)	— (b)	—	—	—
Class R6 Shares (c)	(495)	(501)	(12)	—	—	—
Class Y Shares	(73)	(103)	(171)	(50)	—	—
From net realized gains:
Class A Shares	(103,084)	(117,526)	(38,457)	(38,964)	—	—
Class I Shares	(74,781)	(65,329)	(174,199)	(136,128)	—	—
Class R Shares	(65,678)	(82,822)	(24,266)	(26,614)	—	—
Class R6 Shares (c)	(6,126)	(3,349)	(201)	—	—	—
Class Y Shares	(998)	(902)	(6,325)	(7,493)	—	—
Change in net assets resulting from distributions to shareholders	(264,265)	(297,057)	(252,937)	(212,785)	—	—
Change in net assets resulting from capital transactions	1,605,469	480,849	363,032	528,431	949	8,510
Change in net assets	1,436,896	409,900	146,761	415,798	720	6,845
Net Assets:
Beginning of period	2,606,591	2,196,691	2,838,843	2,423,045	11,807	4,962
End of period	$4,043,487	$2,606,591	$2,985,604	$2,838,843	$12,527	$11,807
Accumulated undistributed (distributions in excess of) net investment income	$(162)	$826	$1,846	$4,536	$(45)	$(41)

(a)  Sycamore Established Value Fund, Class C Shares, commenced operations on March 1, 2016.

(b)  Rounds to less than $1.

(c)  Sycamore Small Company Opportunity Fund, Class R6 Shares, commenced operations on
December 15, 2015.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Sycamore Established Value Fund		Sycamore Small Company Opportunity Fund		Expedition Emerging Markets Small Cap Fund
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016		Year Ended October 31, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$441,840	$358,865	$124,224	$124,028	—		$27
Distributions reinvested	88,528	104,575	32,675	32,840	—		—
Cost of shares redeemed	(208,983)	(314,300)	(81,092)	(166,172)	—		—
Total Class A Shares	$321,385	$149,140	$75,807	$(9,304)	—		$27
Class C Shares (a)
Proceeds from shares issued	$1,892	—	—	—	—		—
Distributions reinvested	— (b)	—	—	—	—		—
Cost of shares redeemed	—	—	—	—	—	(b)	—	(b)
Total Class C Shares	$1,892	—	—	—	$—	(b)	$—	(b)
Class I Shares
Proceeds from shares issued	$1,070,550	$326,795	$341,583	$840,689	$1,868		$10,483
Distributions reinvested	74,048	70,027	164,731	120,392	—		—
Cost of shares redeemed	(133,756)	(149,925)	(247,611)	(408,539)	(919)		(2,000)
Total Class I Shares	$1,010,842	$246,897	$258,703	$552,542	$949		$8,483
Class R Shares
Proceeds from shares issued	$104,154	$129,785	$32,586	$41,997	—		—
Distributions reinvested	64,763	85,437	23,123	25,311	—		—
Cost of shares redeemed	(87,754)	(160,824)	(33,299)	(74,725)	—		—
Total Class R Shares	$81,163	$54,398	$22,410	$(7,417)	—		—
Class R6 Shares (c)
Proceeds from shares issued	$193,702	$33,716	$4,395	—	—		—
Distributions reinvested	6,621	3,850	213	—	—		—
Cost of shares redeemed	(25,805)	(9,932)	(62)	—	—		—
Total Class R6 Shares	$174,518	$27,634	$4,546	—	—		—
Class Y Shares
Proceeds from shares issued	$17,950	$4,483	$14,688	$24,580	—		—
Distributions reinvested	339	63	147	49	—		—
Cost of shares redeemed	(2,620)	(1,766)	(13,269)	(32,019)	—		—
Total Class Y Shares	$15,669	$2,780	$1,566	$(7,390)	—		—
Change in net assets resulting from capital transactions	$1,605,469	$480,849	$363,032	$528,431	$949		$8,510

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Sycamore Established Value Fund		Sycamore Small Company Opportunity Fund		Expedition Emerging Markets Small Cap Fund
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016		Year Ended October 31, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	14,077	10,318	3,426	3,117	—		2
Reinvested	2,863	3,061	899	826	—		—
Redeemed	(6,662)	(9,002)	(2,265)	(4,153)	—		—
Total Class A Shares	10,278	4,377	2,060	(210)	—		2
Class C Shares (a)
Issued	60	—	—	—	—		—
Reinvested	— (b)	—	—	—	—		—
Redeemed	—	—	—	—	—	(b)	—	(b)
Total Class C Shares	60	—	—	—	—	(b)	—	(b)
Class I Shares
Issued	35,569	9,314	9,452	20,901	210		997
Reinvested	2,394	2,051	4,498	3,010	—		—
Redeemed	(4,257)	(4,264)	(6,823)	(10,192)	(103)		(211)
Total Class I Shares	33,706	7,101	7,127	13,719	107		786
Class R Shares
Issued	3,343	3,756	954	1,107	—		—
Reinvested	2,119	2,527	671	668	—		—
Redeemed	(2,855)	(4,649)	(971)	(1,977)	—		—
Total Class R Shares	2,607	1,634	654	(202)	—		—
Class R6 Shares (c)
Issued	6,207	978	116	—	—		—
Reinvested	214	113	6	—	—		—
Redeemed	(799)	(288)	(2)	—	—		—
Total Class R6 Shares	5,622	803	120	—	—		—
Class Y Shares
Issued	597	132	409	616	—		—
Reinvested	11	2	4	1	—		—
Redeemed	(85)	(50)	(365)	(804)	—		—
Total Class Y Shares	523	84	48	(187)	—		—
Change in Shares	52,796	13,999	10,009	13,120	107		788

(a)  Sycamore Established Value Fund, Class C Shares, commenced operations on March 1, 2016.

(b)  Rounds to less than 1.

(c)  Sycamore Small Company Opportunity Fund, Class R6 Shares, commenced operations on December 15, 2015.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	NewBridge Global Equity Fund		INCORE Fund for Income		National Municipal Bond Fund
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$68	$103	$5,563	$9,963	$771	$1,718
Net realized gains (losses) from investment transactions	(387)	591	791	(2,184)	751	1,206
Net change in unrealized appreciation/depreciation on investments	(249)	(661)	7,191	9,359	289	(1,111)
Change in net assets resulting from operations	(568)	33	13,545	17,138	1,811	1,813
Distributions to Shareholders:
From net investment income:
Class A Shares	(25)	(7)	(8,872)	(15,805)	(733)	(1,637)
Class C Shares	(4)	—	(1,472)	(2,995)	—	—
Class I Shares	(38)	(21)	(11,159)	(20,372)	—	—
Class R Shares	(3)	—	(2,012)	(3,754)	—	—
Class R6 Shares (a) (b)	(26)	—	(110)	(129)	—	—
Class Y Shares	—	—	(141)	(308)	(43)	(79)
From net realized gains:
Class A Shares	(156)	(333)	—	—	(1,148)	(426)
Class C Shares	(134)	(247)	—	—	—	—
Class I Shares	(159)	(442)	—	—	—	—
Class R Shares	(23)	(37)	—	—	—	—
Class R6 Shares (a) (b)	(132)	—	—	—	—	—
Class Y Shares	—	—	—	—	(57)	(8)
Change in net assets resulting from distributions to shareholders	(700)	(1,087)	(23,766)	(43,363)	(1,981)	(2,150)
Change in net assets resulting from capital transactions	553	3,047	142,678	41,345	(13,287)	(14,901)
Change in net assets	(715)	1,993	132,457	15,120	(13,457)	(15,238)
Net Assets:
Beginning of period	12,965	10,972	904,259	889,139	77,184	92,422
End of period	$12,250	$12,965	$1,036,716	$904,259	$63,727	$77,184
Accumulated undistributed (distributions in excess of) net investment income	$63	$91	$(16,637)	$1,566	$37	$42

(a)  NewBridge Global Equity Fund, Class R6 Shares, commenced operations on December 15, 2015.

(b)  INCORE Fund for Income, Class R6 Shares, commenced operations on March 4, 2015.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	NewBridge Global Equity Fund		INCORE Fund for Income		National Municipal Bond Fund
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1	$114	$137,560	$154,206	$7,882	$20,899
Distributions reinvested	181	340	6,975	12,165	1,782	1,948
Cost of shares redeemed	(3,104)	(96)	(87,844)	(145,178)	(22,129)	(40,088)
Total Class A Shares	$(2,922)	$358	$56,691	$21,193	$(12,465)	$(17,241)
Class C Shares
Proceeds from shares issued	$2	$139	$11,805	$11,823	—	—
Distributions reinvested	138	247	1,137	2,294	—	—
Cost of shares redeemed	(2,572)	(37)	(7,581)	(23,353)	—	—
Total Class C Shares	$(2,432)	$349	$5,361	$(9,236)	—	—
Class I Shares
Proceeds from shares issued	$13,466	$2,342	$122,236	$178,083	—	—
Distributions reinvested	196	463	9,102	16,728	—	—
Cost of shares redeemed	(10,127)	(578)	(65,254)	(158,876)	—	—
Total Class I Shares	$3,535	$2,227	$66,084	$35,935	—	—
Class R Shares
Proceeds from shares issued	—	$116	$19,557	$12,434	—	—
Distributions reinvested	26	37	1,784	3,175	—	—
Cost of shares redeemed	(426)	(40)	(9,871)	(23,923)	—	—
Total Class R Shares	$(400)	$113	$11,470	$(8,314)	—	—
Class R6 Shares (a) (b)
Proceeds from shares issued	$2,669	—	$3,019	$4,307	—	—
Distributions reinvested	158	—	110	129	—	—
Cost of shares redeemed	(55)	—	(1,701)	(438)	—	—
Total Class R6 Shares	$2,772	—	$1,428	$3,998	—	—
Class Y Shares
Proceeds from shares issued	—	—	$2,431	$2,115	$164	$3,559
Distributions reinvested	—	—	13	5	2	40
Cost of shares redeemed	—	—	(800)	(4,351)	(988)	(1,259)
Total Class Y Shares	—	—	$1,644	$(2,231)	$(822)	$2,340
Change in net assets resulting from capital transactions	$553	$3,047	$142,678	$41,345	$(13,287)	$(14,901)

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	NewBridge Global Equity Fund		INCORE Fund for Income		National Municipal Bond Fund
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	— (a)	8	13,872	15,209	709	1,872
Reinvested	15	26	707	1,199	161	175
Redeemed	(256)	(7)	(8,872)	(14,253)	(1,992)	(3,593)
Total Class A Shares	(241)	27	5,707	2,155	(1,122)	(1,546)
Class C Shares
Issued	— (a)	10	1,201	1,176	—	—
Reinvested	11	19	116	228	—	—
Redeemed	(214)	(3)	(772)	(2,308)	—	—
Total Class C Shares	(203)	26	545	(904)	—	—
Class I Shares
Issued	1,146	170	12,355	17,523	—	—
Reinvested	16	35	923	1,650	—	—
Redeemed	(860)	(42)	(6,593)	(15,628)	—	—
Total Class I Shares	302	163	6,685	3,545	—	—
Class R Shares
Issued	—	8	1,974	1,223	—	—
Reinvested	2	3	181	313	—	—
Redeemed	(35)	(3)	(996)	(2,345)	—	—
Total Class R Shares	(33)	8	1,159	(809)	—	—
Class R6 Shares (a) (b)
Issued	214	—	305	421	—	—
Reinvested	13	—	11	13	—	—
Redeemed	(5)	—	(172)	(43)	—	—
Total Class R6 Shares	222	—	144	391	—	—
Class Y Shares
Issued	—	—	246	207	15	320
Reinvested	—	—	1	— (c)	— (c)	4
Redeemed	—	—	(81)	(426)	(89)	(113)
Total Class Y Shares	—	—	166	(219)	(74)	211
Change in Shares	47	224	14,406	4,159	(1,196)	(1,335)

(a)  Rounds to less than 1.

(b)  INCORE Fund for Income, Class R6 Shares, commenced operations on March 4, 2015.

(c)  NewBridge Global Equity Fund, Class R6 Shares, commenced operations on December 15, 2015.

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Ohio Municipal Bond Fund		Strategic Allocation Fund		INCORE Investment Grade Convertible Fund
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$576	$1,394	$11	$94	$303	$492
Net realized gains (losses) from investment transactions	467	455	(143)	962	357	344
Net change in unrealized appreciation/depreciation on investments	130	(803)	(496)	(311)	(900)	(361)
Change in net assets resulting from operations	1,173	1,046	(628)	745	(240)	475
Distributions to Shareholders:
From net investment income:
Class A Shares	(578)	(1,400)	(45)	(191)	(221)	(154)
Class C Shares	—	—	(8)	(38)	—	—
Class I Shares	—	—	(7)	(8)	(901)	(808)
Class R Shares	—	—	(7)	(33)	—	—
From net realized gains:
Class A Shares	(455)	(663)	—	(641)	—	—
Class C Shares	—	—	—	(183)	—	—
Class I Shares	—	—	—	(20)	—	—
Class R Shares	—	—	—	(119)	—	—
Change in net assets resulting from distributions to shareholders	(1,033)	(2,063)	(67)	(1,233)	(1,122)	(962)
Change in net assets resulting from capital transactions	(3,484)	(10,022)	(3,299)	1,866	13,362	13,260
Change in net assets	(3,344)	(11,039)	(3,994)	1,378	12,000	12,773
Net Assets:
Beginning of period	44,030	55,069	16,634	15,256	50,420	37,647
End of period	$40,686	$44,030	$12,640	$16,634	$62,420	$50,420
Accumulated undistributed (distributions in excess of) net investment income	$29	$31	$(54)	$2	$(912)	$(93)
See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Ohio Municipal Bond Fund		Strategic Allocation Fund		INCORE Investment Grade Convertible Fund
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Six Months Ended April 30, 2016	Year Ended October 31, 2015
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$193	$521	$853	$2,975	$5,003	$5,726
Distributions reinvested	943	1,880	42	769	131	100
Cost of shares redeemed	(4,620)	(12,423)	(3,288)	(3,139)	(862)	(2,322)
Total Class A Shares	$(3,484)	$(10,022)	$(2,393)	$605	$4,272	$3,504
Class C Shares
Proceeds from shares issued	—	—	$280	$453	—	—
Distributions reinvested	—	—	6	188	—	—
Cost of shares redeemed	—	—	(367)	(588)	—	—
Total Class C Shares	—	—	$(81)	$53	—	—
Class I Shares
Proceeds from shares issued	—	—	$429	$1,403	$14,670	$26,841
Distributions reinvested	—	—	7	28	872	674
Cost of shares redeemed	—	—	(1,471)	(304)	(6,452)	(17,759)
Total Class I Shares	—	—	$(1,035)	$1,127	$9,090	$9,756
Class R Shares
Proceeds from shares issued	—	—	$247	$243	—	—
Distributions reinvested	—	—	7	142	—	—
Cost of shares redeemed	—	—	(44)	(304)	—	—
Total Class R Shares	—	—	$210	$81	—	—
Change in net assets resulting from capital transactions	$(3,484)	$(10,022)	$(3,299)	$1,866	$13,362	$13,260
Share Transactions:
Class A Shares
Issued	17	46	57	202	380	407
Reinvested	83	164	3	51	10	7
Redeemed	(406)	(1,082)	(231)	(209)	(65)	(166)
Total Class A Shares	(306)	(872)	(171)	44	325	248
Class C Shares
Issued	—	—	19	30	—	—
Reinvested	—	—	— (a)	13	—	—
Redeemed	—	—	(26)	(39)	—	—
Total Class C Shares	—	—	(7)	4	—	—
Class I Shares
Issued	—	—	29	96	1,108	1,897
Reinvested	—	—	— (a)	2	64	48
Redeemed	—	—	(104)	(21)	(482)	(1,261)
Total Class I Shares	—	—	(75)	77	690	684
Class R Shares
Issued	—	—	18	15	—	—
Reinvested	—	—	— (a)	9	—	—
Redeemed	—	—	(3)	(20)	—	—
Total Class R Shares	—	—	15	4	—	—
Change in Shares	(306)	(872)	(238)	129	1,015	932

(a)  Rounds to less than 1.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	NewBridge Large Cap Growth Fund
	Class A Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$19.17	$19.38	$18.62	$15.33	$14.61	$13.91
Investment Activities:
Net investment loss	(0.03)	(0.20)	(0.23)	(0.31)	(0.12)	(0.12)
Net realized and unrealized gains (losses) on investments	(0.42)	1.63	2.66	4.31	1.02	0.82
Total from Investment Activities	(0.45)	1.43	2.43	4.00	0.90	0.70
Distributions to Shareholders:
Net realized gains from investments	(6.05)	(1.64)	(1.67)	(0.71)	(0.18)	—
Total Distributions to Shareholders	(6.05)	(1.64)	(1.67)	(0.71)	(0.18)	—
Net Asset Value, End of Period	$12.67	$19.17	$19.38	$18.62	$15.33	$14.61
Total Return (excludes sales charge) (a)	(3.91)%	7.86%	13.58%	27.29%	6.31%	5.03%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$15,906	$20,207	$27,799	$42,093	$83,648	$94,814
Ratio of net expenses to average net assets (b)	1.27%	1.26%	1.26%	1.28%	1.29%	1.23%
Ratio of net investment loss to average net assets (b)	(0.77)%	(0.73)%	(0.72)%	(0.62)%	(0.74)%	(0.68)%
Portfolio turnover (a) (c)	30%	55%	47%	78%	77%	82%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	NewBridge Large Cap Growth Fund
	Class C Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$17.06	$17.56	$17.15	$14.29	$13.74	$13.19
Investment Activities:
Net investment loss	(0.08)	(0.29)	(0.30)	(0.23)	(0.19)	(0.19)
Net realized and unrealized gains (losses) on investments	(0.34)	1.43	2.38	3.80	0.92	0.74
Total from Investment Activities	(0.42)	1.14	2.08	3.57	0.73	0.55
Distributions to Shareholders:
Net realized gains from investments	(6.05)	(1.64)	(1.67)	(0.71)	(0.18)	—
Total Distributions to Shareholders	(6.05)	(1.64)	(1.67)	(0.71)	(0.18)	—
Net Asset Value, End of Period	$10.59	$17.06	$17.56	$17.15	$14.29	$13.74
Total Return (excludes contingent deferred sales charge) (a)	(4.33)%	6.94%	12.63%	26.22%	5.46%	4.17%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,148	$9,389	$10,656	$11,655	$9,187	$6,462
Ratio of net expenses to average net assets (b)	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
Ratio of net investment loss to average net assets (b)	(1.60)%	(1.58)%	(1.57)%	(1.47)%	(1.54)%	(1.58)%
Ratio of gross expenses to average net assets (b) (c)	2.10%	2.13%	2.10%	2.11%	2.15%	2.15%
Ratio of net investment loss to average net assets (b) (c)	(1.60)%	(1.61)%	(1.57)%	(1.48)%	(1.60)%	(1.63)%
Portfolio turnover (a) (d)	30%	55%	47%	78%	77%	82%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	NewBridge Large Cap Growth Fund
	Class I Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Period Ended October 31, 2011(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$19.47	$19.61	$18.76	$15.39	$14.62	$15.46
Investment Activities:
Net investment loss	(0.06)	(0.26)	(0.06)	— (b)	(0.09)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.38)	1.76	2.58	4.08	1.04	(0.80)
Total from Investment Activities	(0.44)	1.50	2.52	4.08	0.95	(0.84)
Distributions to Shareholders:
Net realized gains from investments	(6.05)	(1.64)	(1.67)	(0.71)	(0.18)	—
Total Distributions to Shareholders	(6.05)	(1.64)	(1.67)	(0.71)	(0.18)	—
Net Asset Value, End of Period	$12.98	$19.47	$19.61	$18.76	$15.39	$14.62
Total Return (c)	(3.79)%	8.14%	13.98%	27.72%	6.65%	(5.43)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$36,158	$63,569	$137,831	$106,035	$53,683	$66,268
Ratio of net expenses to average net assets (d)	0.95%	0.95%	0.95%	0.95%	0.97%	1.02%
Ratio of net investment loss to average net assets (d)	(0.43)%	(0.41)%	(0.44)%	(0.35)%	(0.42)%	(0.56)%
Ratio of gross expenses to average net assets (d) (e)	0.96%	1.04%	1.00%	0.98%	1.00%	1.02%
Ratio of net investment loss to average net assets (d) (e)	(0.44)%	(0.50)%	(0.50)%	(0.38)%	(0.45)%	(0.56)%
Portfolio turnover (c) (f)	30%	55%	47%	78%	77%	82%

(a)  Class I Shares commenced operations on March 1, 2011.

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	NewBridge Large Cap Growth Fund
	Class R Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$18.29		$18.63	$18.02	$14.91	$14.27	$13.65
Investment Activities:
Net investment loss	(0.07	)(a)	(0.22)	(0.21)	(0.24)	(0.16)	(0.20)
Net realized and unrealized gains (losses) on investments	(0.38)		1.52	2.49	4.06	0.98	0.82
Total from Investment Activities	(0.45)		1.30	2.28	3.82	0.82	0.62
Distributions to Shareholders:
Net realized gains from investments	(6.05)		(1.64)	(1.67)	(0.71)	(0.18)	—
Total Distributions to Shareholders	(6.05)		(1.64)	(1.67)	(0.71)	(0.18)	—
Net Asset Value, End of Period	$11.79		$18.29	$18.63	$18.02	$14.91	$14.27
Total Return (b)	(4.16)%		7.45%	13.17%	26.83%	5.89%	4.54%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$923		$808	$935	$902	$1,020	$1,005
Ratio of net expenses to average net assets (c)	1.65%		1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment loss to average net assets (c)	(1.17)%		(1.11)%	(1.13)%	(1.01)%	(1.11)%	(1.12)%
Ratio of gross expenses to average net assets (c) (d)	2.67%		3.06%	2.72%	2.68%	2.79%	2.35%
Ratio of net investment loss to average net assets (c) (d)	(2.19)%		(2.52)%	(2.20)%	(2.04)%	(2.25)%	(1.82)%
Portfolio turnover (b) (e)	30%		55%	47%	78%	77%	82%

(a)  Calculated using average shares method for the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	NewBridge Large Cap Growth Fund
	Class Y Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$19.31	$19.47	$18.65	$15.78
Investment Activities:
Net investment loss	(0.07)	(0.28)	(0.17)	(0.06)
Net realized and unrealized gains (losses) on investments	(0.38)	1.76	2.66	2.93
Total from Investment Activities	(0.45)	1.48	2.49	2.87
Distributions to Shareholders:
Net realized gains from investments	(6.05)	(1.64)	(1.67)	—
Total Distributions to Shareholders	(6.05)	(1.64)	(1.67)	—
Net Asset Value, End of Period	$12.81	$19.31	$19.47	$18.65
Total Return (b)	(3.89)%	8.09%	13.90%	18.19%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$6,628	$12,141	$27,056	$50,100
Ratio of net expenses to average net assets (c)	1.02%	1.02%	1.02%	1.02%
Ratio of net investment loss to average net assets (c)	(0.50)%	(0.46)%	(0.46)%	(0.44)%
Ratio of gross expenses to average net assets (c) (d)	1.11%	1.04%	1.03%	1.02%
Ratio of net investment loss to average net assets (c) (d)	(0.59)%	(0.48)%	(0.46)%	(0.44)%
Portfolio turnover (b) (e)	30%	55%	47%	78%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Select Fund
	Class A Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.05	$10.62	$10.00
Investment Activities:
Net investment income	0.03	0.04	0.05
Net realized and unrealized gains (losses) on investments	(0.73)	0.65	0.61
Total from Investment Activities	(0.70)	0.69	0.66
Distributions to Shareholders:
Net investment income	(0.03)	(0.05)	(0.04)
Net realized gains from investments	(0.20)	(0.21)	—
Total Distributions to Shareholders	(0.23)	(0.26)	(0.04)
Net Asset Value, End of Period	$10.12	$11.05	$10.62
Total Return (excludes sales charge) (b)	(6.43)%	6.54%	6.65%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$227	$224	$145
Ratio of net expenses to average net assets (c)	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (c)	0.64%	0.41%	0.62%
Ratio of gross expenses to average net assets (c) (d)	2.82%	3.15%	7.41%
Ratio of net investment loss to average net assets (c) (d)	(1.02)%	(1.60)%	(5.64)%
Portfolio turnover (b) (e)	37%	77%	67%

(a)  Class A Shares commenced operations on January 2, 2014.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Select Fund
	Class I Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.05	$10.62	$10.00
Investment Activities:
Net investment income	0.05	0.08	0.07
Net realized and unrealized gains (losses) on investments	(0.73)	0.63	0.62
Total from Investment Activities	(0.68)	0.71	0.69
Distributions to Shareholders:
Net investment income	(0.05)	(0.07)	(0.07)
Net realized gains from investments	(0.20)	(0.21)	—
Total Distributions to Shareholders	(0.25)	(0.28)	(0.07)
Net Asset Value, End of Period	$10.12	$11.05	$10.62
Total Return (b)	(6.32)%	6.79%	6.90%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,611	$2,926	$2,860
Ratio of net expenses to average net assets (c)	0.90%	0.90%	0.90%
Ratio of net investment income to average net assets (c)	0.89%	0.72%	0.87%
Ratio of gross expenses to average net assets (c) (d)	1.40%	1.30%	4.58%
Ratio of net investment income (loss) to average net assets (c) (d)	0.39%	0.32%	(2.81)%
Portfolio turnover (b) (e)	37%	77%	67%

(a)  Class I Shares commenced operations on January 2, 2014.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class A Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$22.46		$21.71	$19.98	$15.53	$14.77	$14.93
Investment Activities:
Net investment income (loss)	0.10		0.12	(0.03)	(0.02)	(0.01)	(0.01)
Net realized and unrealized gains (losses) on investments	(1.23)		0.63	1.76	4.47	0.77	(0.14)
Total from Investment Activities	(1.13)		0.75	1.73	4.45	(0.76)	(0.15)
Distributions to Shareholders:
Net investment income	(0.07)		—	—	—	—	(0.01)
Total Distributions to Shareholders	(0.07)		—	—	—	—	(0.01)
Net Asset Value, End of Period	$21.26		$22.46	$21.71	$19.98	$15.53	$14.77
Total Return (excludes sales charge) (a)	(5.04)%		3.45%	8.66%	28.65%	5.15%	(1.02)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$42,242		$48,913	$71,027	$99,918	$152,428	$388,846
Ratio of net expenses to average net assets (b)	1.22%		1.28%	1.31%	1.27%	1.30%	1.19%
Ratio of net investment income (loss) to average net assets (b)	0.90%		0.52%	0.01%	0.01%	(0.02)%	—	%(c)
Ratio of gross expenses to average net assets (b) (d)	1.32%		1.35%	1.31%	1.27%	1.30%	1.19%
Ratio of net investment income (loss) to average net assets (b) (d)	0.80%		0.45%	0.01%	0.01%	(0.02)%	—	%(c)
Portfolio turnover (a) (e)	39	%(f)	137%	174%	110%	87%	93%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Rounds to less than 0.01%.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  The portfolio turnover rate significantly decreased during the period as the previous portfolio turnover rate for the year ended October 31, 2015 reflected the transition to the Diversified Equity strategy on February 12, 2015.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class C Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$20.34		$19.82	$18.41	$14.44	$13.86	$14.13
Investment Activities:
Net investment income (loss)	0.01		(0.10)	(0.20)	(0.20)	(0.17)	(0.14	)(a)
Net realized and unrealized gains (losses) on investments	(1.13)		0.62	1.61	4.17	0.75	(0.13)
Total from Investment Activities	(1.12)		0.52	1.41	3.97	0.58	(0.27)
Net Asset Value, End of Period	$19.22		$20.34	$19.82	$18.41	$14.44	$13.86
Total Return (excludes contingent deferred sales charge) (b)	(5.51)%		2.62%	7.66%	27.49%	4.18%	(1.91)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$9,440		$11,253	$14,970	$17,106	$19,693	$26,874
Ratio of net expenses to average net assets (c)	2.10%		2.13%	2.20%	2.20%	2.20%	2.11%
Ratio of net investment income (loss) to average net assets (c)	0.02%		(0.35)%	(0.88)%	(0.95)%	(0.96)%	(0.93)%
Ratio of gross expenses to average net assets (c) (d)	2.21%		2.21%	2.20%	2.23%	2.23%	2.11%
Ratio of net investment loss to average net assets (c) (d)	(0.09)%		(0.42)%	(0.88)%	(0.98)%	(1.00)%	(0.93)%
Portfolio turnover (b) (e)	39	%(f)	137%	174%	110%	87%	93%

(a)  Calculated using average shares method for the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  The portfolio turnover rate significantly decreased during the period as the previous portfolio turnover rate for the year ended October 31, 2015 reflected the transition to the Diversified Equity strategy on February 12, 2015.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class I Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$22.78		$21.96	$20.16	$15.62	$14.82	$14.95
Investment Activities:
Net investment income	0.13		0.19	0.01	0.04	0.05 (a)	0.05
Net realized and unrealized gains (losses) on investments	(1.25)		0.63	1.79	4.50	0.75	(0.14)
Total from Investment Activities	(1.12)		0.82	1.80	4.54	0.80	(0.09)
Distributions to Shareholders:
Net investment income	(0.13)		—	—	—	—	(0.04)
Total Distributions to Shareholders	(0.13)		—	—	—	—	(0.04)
Net Asset Value, End of Period	$21.53		$22.78	$21.96	$20.16	$15.62	$14.82
Total Return (b)	(4.94)%		3.73%	8.93%	29.07%	5.40%	(0.66)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,127		$6,285	$8,714	$34,058	$45,903	$158,816
Ratio of net expenses to average net assets (c)	1.03%		1.02%	1.01%	1.00%	0.95%	0.87%
Ratio of net investment income to average net assets (c)	1.09%		0.78%	0.30%	0.27%	0.35%	0.29%
Ratio of gross expenses to average net assets (c) (d)	1.13%		1.09%	1.01%	1.00%	0.95%	0.87%
Ratio of net investment income to average net assets (c) (d)	0.99%		0.71%	0.30%	0.27%	0.35%	0.29%
Portfolio turnover (b) (e)	39	%(f)	137%	174%	110%	87%	93%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  The portfolio turnover rate significantly decreased during the period as the previous portfolio turnover rate for the year ended October 31, 2015 reflected the transition to the Diversified Equity strategy on February 12, 2015.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class R Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$21.57		$20.91	$19.30	$15.05	$14.36	$14.55
Investment Activities:
Net investment income (loss)	0.07		0.04	(0.09)	(0.08)	(0.07)	(0.06)
Net realized and unrealized gains (losses) on investments	(1.19)		0.62	1.70	4.33	0.76	(0.13)
Total from Investment Activities	(1.12)		0.66	1.61	4.25	0.69	(0.19)
Distributions to Shareholders:
Net investment income	(0.01)		—	—	—	—	—
Total Distributions to Shareholders	(0.01)		—	—	—	—	—
Net Asset Value, End of Period	$20.44		$21.57	$20.91	$19.30	$15.05	$14.36
Total Return (a)	(5.17)%		3.16%	8.34%	28.24%	4.81%	(1.31)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$39,539		$46,357	$59,036	$73,847	$90,166	$145,987
Ratio of net expenses to average net assets (b)	1.48%		1.55%	1.61%	1.59%	1.59%	1.51%
Ratio of net investment income (loss) to average net assets (b)	0.64%		0.23%	(0.30)%	(0.33)%	(0.35)%	(0.34)%
Ratio of gross expenses to average net assets (b) (c)	1.58%		1.63%	1.61%	1.59%	1.59%	1.51%
Ratio of net investment income (loss) to average net assets (b) (c)	0.54%		0.16%	(0.30)%	(0.33)%	(0.35)%	(0.34)%
Portfolio turnover (a) (d)	39	%(e)	137%	174%	110%	87%	93%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  The portfolio turnover rate significantly decreased during the period as the previous portfolio turnover rate for the year ended October 31, 2015 reflected the transition to the Diversified Equity strategy on February 12, 2015.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class Y Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$22.62		$21.80	$20.01	$17.11
Investment Activities:
Net investment income	0.13		0.18	0.05	0.01
Net realized and unrealized gains (losses) on investments	(1.24)		0.64	1.74	2.89
Total from Investment Activities	(1.11)		0.82	1.79	2.90
Distributions to Shareholders:
Net investment income	(0.14)		—	—	—
Total Distributions to Shareholders	(0.14)		—	—	—
Net Asset Value, End of Period	$21.37		$22.62	$21.80	$20.01
Total Return (b)	(4.91)%		3.76%	8.95%	16.95%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,401		$1,790	$2,068	$2,341
Ratio of net expenses to average net assets (c)	0.93%		1.00%	1.03%	1.03%
Ratio of net investment income to average net assets (c)	1.19%		0.78%	0.28%	0.05%
Ratio of gross expenses to average net assets (c) (d)	1.75%		1.58%	1.33%	1.72%
Ratio of net investment income (loss) to average net assets (c) (d)	0.36%		0.20%	(0.02)%	(0.64)%
Portfolio turnover (b) (e)	39	%(f)	137%	174%	110%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  The portfolio turnover rate significantly decreased during the period as the previous portfolio turnover rate for the year ended October 31, 2015 reflected the transition to the Diversified Equity strategy on February 12, 2015.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Sycamore Established Value Fund
	Class A Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$35.55		$37.01	$34.89	$27.17	$25.84	$26.06
Investment Activities:
Net investment income	0.13		0.44	0.23	0.19	0.19	0.17
Net realized and unrealized gains (losses) on investments	(0.23	)(a)	3.07	4.44	8.43	2.02	1.54
Total from Investment Activities	(0.10)		3.51	4.67	8.62	2.21	1.71
Distributions to Shareholders:
Net investment income	(0.14)		(0.41)	(0.22)	(0.20)	(0.19)	(0.17)
Net realized gains from investments	(3.24)		(4.56)	(2.33)	(0.70)	(0.69)	(1.76)
Total Distributions to Shareholders	(3.38)		(4.97)	(2.55)	(0.90)	(0.88)	(1.93)
Net Asset Value, End of Period	$32.07		$35.55	$37.01	$34.89	$27.17	$25.84
Total Return (excludes sales charge) (b)	0.07%		10.08%	13.97%	32.61%	8.75%	6.46%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,301,143		$1,076,956	$958,992	$913,195	$686,762	$469,365
Ratio of net expenses to average net assets (c)	0.94%		0.99%	1.04%	1.04%	1.06%	1.07%
Ratio of net investment income to average net assets (c)	0.77%		1.21%	0.63%	0.62%	0.72%	0.62%
Portfolio turnover (b) (d)	25%		58%	51%	46%	43%	38%

(a)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Sycamore Established Value Fund
	Class C Shares
	Period Ended April 30, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$29.08
Investment Activities:
Net investment income	(0.05	)(b)
Net realized and unrealized gains on investments	2.67
Total from Investment Activities	2.62
Distributions to Shareholders:
Net investment income	(0.06)
Total Distributions to Shareholders	(0.06)
Net Asset Value, End of Period	$31.64
Total Return (excludes contingent deferred sales charge) (c)	9.01%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,907
Ratio of net expenses to average net assets (d)	1.84%
Ratio of net investment loss to average net assets (d)	(1.04)%
Ratio of gross expenses to average net assets (d) (e)	15.33%
Ratio of net investment loss to average net assets (d) (e)	(14.52)%
Portfolio turnover (c) (f)	25%

(a)  Class C Shares commenced operations on March 1, 2016.

(b)  Calculated using average shares method for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Sycamore Established Value Fund
	Class I Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$35.56		$37.01	$34.89	$27.17	$25.83	$26.04
Investment Activities:
Net investment income	0.18		0.56	0.35	0.31	0.28	0.23
Net realized and unrealized gains (losses) on investments	(0.23	)(a)	3.08	4.44	8.42	2.03	1.56
Total from Investment Activities	(0.05)		3.64	4.79	8.73	2.31	1.79
Distributions to Shareholders:
Net investment income	(0.19)		(0.53)	(0.34)	(0.31)	(0.28)	(0.24)
Net realized gains from investments	(3.24)		(4.56)	(2.33)	(0.70)	(0.69)	(1.76)
Total Distributions to Shareholders	(3.43)		(5.09)	(2.67)	(1.01)	(0.97)	(2.00)
Net Asset Value, End of Period	$32.08		$35.56	$37.01	$34.89	$27.17	$25.83
Total Return (b)	0.22%		10.51%	14.38%	33.09%	9.18%	6.81%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,768,468		$761,549	$529,882	$398,382	$182,738	$64,128
Ratio of net expenses to average net assets (c)	0.60%		0.63%	0.66%	0.67%	0.68%	0.70%
Ratio of net investment income to average net assets (c)	1.05%		1.55%	0.99%	0.95%	1.08%	0.95%
Ratio of gross expenses to average net assets (c) (d)	0.60%		0.63%	0.66%	0.67%	0.68%	0.73%
Ratio of net investment income to average net assets (c) (d)	1.05%		1.55%	0.99%	0.95%	1.08%	0.92%
Portfolio turnover (b) (e)	25%		58%	51%	46%	43%	38%

(a)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Sycamore Established Value Fund
	Class R Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$35.18		$36.67	$34.60	$26.96	$25.64	$25.87
Investment Activities:
Net investment income	0.10		0.38	0.16	0.14	0.14	0.12
Net realized and unrealized gains (losses) on investments	(0.23	)(a)	3.04	4.40	8.35	2.01	1.53
Total from Investment Activities	(0.13)		3.42	4.56	8.49	2.15	1.65
Distributions to Shareholders:
Net investment income	(0.11)		(0.35)	(0.16)	(0.15)	(0.14)	(0.12)
Net realized gains from investments	(3.24)		(4.56)	(2.33)	(0.70)	(0.69)	(1.76)
Total Distributions to Shareholders	(3.35)		(4.91)	(2.49)	(0.85)	(0.83)	(1.88)
Net Asset Value, End of Period	$31.70		$35.18	$36.67	$34.60	$26.96	$25.64
Total Return (b)	(0.02)%		9.91%	13.76%	32.35%	8.61%	6.28%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$718,263		$705,436	$675,421	$598,429	$412,131	$302,485
Ratio of net expenses to average net assets (c)	1.13%		1.16%	1.20%	1.22%	1.23%	1.24%
Ratio of net investment income to average net assets (c)	0.61%		1.05%	0.46%	0.44%	0.55%	0.47%
Portfolio turnover (b) (d)	25%		58%	51%	46%	43%	38%

(a)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Sycamore Established Value Fund
	Class R6 Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$35.56		$37.02	$34.74
Investment Activities:
Net investment income	0.17		0.55	0.20
Net realized and unrealized gains (losses) on investments	(0.21	)(b)	3.08	2.33
Total from Investment Activities	(0.04)		3.63	2.53
Distributions to Shareholders:
Net investment income	(0.19)		(0.53)	(0.25)
Net realized gains from investments	(3.24)		(4.56)	—
Total Distributions to Shareholders	(3.43)		(5.09)	(0.25)
Net Asset Value, End of Period	$32.09		$35.56	$37.02
Total Return (c)	0.25%		10.48%	7.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$227,728		$52,450	$24,880
Ratio of net expenses to average net assets (d)	0.59%		0.63%	0.64%
Ratio of net investment income to average net assets (d)	0.89%		1.47%	0.66%
Ratio of gross expenses to average net assets (d) (e)	0.59%		0.65%	0.91%
Ratio of net investment income to average net assets (d) (e)	0.89%		1.45%	0.37%
Portfolio turnover (c) (f)	25%		58%	51%

(a)  Class R6 Shares commenced operations on March 4, 2014.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Sycamore Established Value Fund
	Class Y Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$35.56		$37.02	$34.90	$29.46
Investment Activities:
Net investment income	0.16		0.49	0.30	0.17
Net realized and unrealized gains (losses) on investments	(0.22	)(b)	3.08	4.44	5.42
Total from Investment Activities	(0.06)		3.57	4.74	5.59
Distributions to Shareholders:
Net investment income	(0.17)		(0.47)	(0.29)	(0.15)
Net realized gains from investments	(3.24)		(4.56)	(2.33)	—
Total Distributions to Shareholders	(3.41)		(5.03)	(2.62)	(0.15)
Net Asset Value, End of Period	$32.09		$35.56	$37.02	$34.90
Total Return (c)	0.19%		10.27%	14.19%	19.01%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$25,978		$10,200	$7,516	$7,855
Ratio of net expenses to average net assets (d)	0.71%		0.83%	0.83%	0.83%
Ratio of net investment income to average net assets (d)	0.91%		1.36%	0.83%	0.70%
Ratio of gross expenses to average net assets (d) (e)	0.71%		0.94%	0.87%	1.04%
Ratio of net investment income to average net assets (d) (e)	0.91%		1.25%	0.79%	0.49%
Portfolio turnover (c) (f)	25%		58%	51%	46%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Sycamore Small Company Opportunity Fund
	Class A Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$40.01	$42.01	$40.29	$32.19	$29.82	$27.35
Investment Activities:
Net investment income	0.05	0.03	0.02	0.09	0.03	0.05
Net realized and unrealized gains on investments	0.26	1.60	4.40	9.61	2.51	2.47
Total from Investment Activities	0.31	1.63	4.42	9.70	2.54	2.52
Distributions to Shareholders:
Net investment income	(0.05)	—	(0.01)	(0.14)	(0.05)	(0.05)
Net realized gains from investments	(3.37)	(3.63)	(2.69)	(1.46)	(0.12)	—
Total Distributions to Shareholders	(3.42)	(3.63)	(2.70)	(1.60)	(0.17)	(0.05)
Net Asset Value, End of Period	$36.90	$40.01	$42.01	$40.29	$32.19	$29.82
Total Return (excludes sales charge) (a)	0.90%	3.94%	11.29%	31.42%	8.56%	9.23%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$479,379	$437,280	$467,936	$513,668	$405,693	$296,044
Ratio of net expenses to average net assets (b)	1.26%	1.30%	1.31%	1.34%	1.38%	1.40%
Ratio of net investment income to average net assets (b)	0.29%	0.08%	0.06%	0.22%	0.08%	0.15%
Portfolio turnover (a) (c)	31%	53%	47%	56%	41%	44%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Sycamore Small Company Opportunity Fund
	Class I Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$40.37	$42.31	$40.56	$32.32	$29.92	$27.41
Investment Activities:
Net investment income	0.11	0.16	0.16	0.20	0.15	0.16
Net realized and unrealized gains on investments	0.26	1.62	4.43	9.67	2.52	2.48
Total from Investment Activities	0.37	1.78	4.59	9.87	2.67	2.64
Distributions to Shareholders:
Net investment income	(0.17)	(0.09)	(0.15)	(0.17)	(0.15)	(0.13)
Net realized gains from investments	(3.37)	(3.63)	(2.69)	(1.46)	(0.12)	—
Total Distributions to Shareholders	(3.54)	(3.72)	(2.84)	(1.63)	(0.27)	(0.13)
Net Asset Value, End of Period	$37.20	$40.37	$42.31	$40.56	$32.32	$29.92
Total Return (a)	1.05%	4.30%	11.66%	31.89%	8.95%	9.63%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,153,991	$2,049,885	$1,568,121	$1,148,731	$552,745	$347,783
Ratio of net expenses to average net assets (b)	0.97%	0.96%	0.98%	0.98%	1.02%	1.04%
Ratio of net investment income to average net assets (b)	0.59%	0.40%	0.37%	0.48%	0.43%	0.50%
Portfolio turnover (a) (c)	31%	53%	47%	56%	41%	44%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Sycamore Small Company Opportunity Fund
	Class R Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$38.06	$40.21	$38.77	$31.08	$28.84	$26.50
Investment Activities:
Net investment income(loss)	0.01	(0.05)	(0.09)	— (a)	(0.03)	(0.02)
Net realized and unrealized gains on investments	0.24	1.53	4.22	9.27	2.43	2.40
Total from Investment Activities	0.25	1.48	4.13	9.27	2.40	2.38
Distributions to Shareholders:
Net investment income	—	—	—	(0.12)	(0.04)	(0.04)
Net realized gains from investments	(3.37)	(3.63)	(2.69)	(1.46)	(0.12)	—
Total Distributions to Shareholders	(3.37)	(3.63)	(2.69)	(1.58)	(0.16)	(0.04)
Net Asset Value, End of Period	$34.94	$38.06	$40.21	$38.77	$31.08	$28.84
Total Return (b)	0.78%	3.73%	10.97%	31.14%	8.33%	8.99%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$275,254	$274,917	$298,601	$294,246	$232,234	$186,467
Ratio of net expenses to average net assets (c)	1.49%	1.52%	1.58%	1.56%	1.61%	1.60%
Ratio of net investment income (loss) to average net assets (c)	0.07%	(0.13)%	(0.22)%	(0.01)%	(0.15)%	(0.06)%
Portfolio turnover (b) (d)	31%	53%	47%	56%	41%	44%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Sycamore Small Company Opportunity Fund
	Class R6 Shares
	Period Ended April 30, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$38.97
Investment Activities:
Net investment income	0.11
Net realized and unrealized gains on investments	1.65
Total from Investment Activities	1.76
Distributions to Shareholders:
Net investment income	(0.19)
Net realized gains from investments	(3.37)
Total Distributions to Shareholders	(3.56)
Net Asset Value, End of Period	$37.17
Total Return (b)	4.67%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,465
Ratio of net expenses to average net assets (c)	0.98%
Ratio of net investment income to average net assets (c)	0.23%
Ratio of gross expenses to average net assets (c) (d)	1.21%
Ratio of net investment income to average net assets (c) (d)	—	%(e)
Portfolio turnover (b) (f)	31%

(a)  Class R6 Shares commenced operations on December 15, 2015.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Less than 0.01%.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Sycamore Small Company Opportunity Fund
	Class Y Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$40.10	$42.06	$40.36	$34.42
Investment Activities:
Net investment income	0.08	0.10	0.12	0.01
Net realized and unrealized gains on investments	0.25	1.59	4.36	5.93
Total from Investment Activities	0.33	1.69	4.48	5.94
Distributions to Shareholders:
Net investment income	(0.09)	(0.02)	(0.09)	—
Net realized gains from investments	(3.37)	(3.63)	(2.69)	—
Total Distributions to Shareholders	(3.46)	(3.65)	(2.78)	—
Net Asset Value, End of Period	$36.97	$40.10	$42.06	$40.36
Total Return (b)	0.96%	4.10%	11.45%	17.26%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$72,515	$76,761	$88,387	$15,072
Ratio of net expenses to average net assets (c)	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (c)	0.42%	0.23%	0.06%	0.04%
Ratio of gross expenses to average net assets (c) (d)	1.44%	1.33%	1.18%	1.23%
Ratio of net investment income (loss) to average net assets (c) (d)	0.13%	0.05%	0.02%	(0.04)%
Portfolio turnover (b) (e)	31%	53%	47%	56%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Expedition Emerging Markets Small Cap Fund
	Class A Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.28		$10.35	$10.00
Investment Activities:
Net investment loss	(0.02)		(0.02)	(0.01)
Net realized and unrealized gains (losses) on investments	(0.20)		(1.05)	0.36
Total from Investment Activities	(0.22)		(1.07)	0.35
Net Asset Value, End of Period	$9.06		$9.28	$10.35
Total Return (excludes sales charge) (b)	(2.37)%		(10.34)%	3.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$67		$68	$48
Ratio of net expenses to average net assets (c)	1.80%		1.80%	1.80%
Ratio of net investment loss to average net assets (c)	(0.38)%		(0.28)%	(0.13)%
Ratio of gross expenses to average net assets (c) (d)	20.50%		27.97%	37.44%
Ratio of net investment loss to average net assets (c) (d)	(19.08)%		(26.44)%	(35.78)%
Portfolio turnover (b) (e)	48	%(f)	187%	87%

(a)  Class A Shares commenced operations on April 1, 2014.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  The portfolio turnover rate significantly decreased during the period as the previous portfolio turnover rate for the year ended October 31, 2015 reflected the transition from investment in an India ETF to individual securities traded in India.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Expedition Emerging Markets Small Cap Fund
	Class C Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.17		$10.31	$9.83
Investment Activities:
Net investment loss	(0.05)		(0.11)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.19)		(1.03)	0.52
Total from Investment Activities	(0.24)		(1.14)	0.48
Net Asset Value, End of Period	$8.93		$9.17	$10.31
Total Return (excludes contingent deferred sales charge) (b)	(2.62)%		(11.06)%	4.88%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$45		$47	$53
Ratio of net expenses to average net assets (c)	2.55%		2.55%	2.55%
Ratio of net investment loss to average net assets (c)	(1.13)%		(1.10)%	(0.68)%
Ratio of gross expenses to average net assets (c) (d)	25.92%		32.46%	37.19%
Ratio of net investment loss to average net assets (c) (d)	(24.51)%		(31.02)%	(35.34)%
Portfolio turnover (b) (e)	48	%(f)	187%	87%

(a)  Class C Shares commenced operations on April 11, 2014.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(f)  The portfolio turnover rate significantly decreased during the period as the previous portfolio turnover rate for the year ended October 31, 2015 reflected the transition from investment in an India ETF to individual securities traded in India.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Expedition Emerging Markets Small Cap Fund
	Class I Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.32		$10.37	$10.00
Investment Activities:
Net investment income	—	(b)	0.01	0.01
Net realized and unrealized gains(losses) on investments	(0.20)		(1.06)	0.36
Total from Investment Activities	(0.20)		(1.05)	0.37
Net Asset Value, End of Period	$9.12		$9.32	$10.37
Total Return (c)	(2.15)%		(10.13)%	3.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$12,415		$11,692	$4,861
Ratio of net expenses to average net assets (d)	1.50%		1.50%	1.50%
Ratio of net investment income (loss) to average net assets (d)	(0.06)%		0.19%	0.09%
Ratio of gross expenses to average net assets (d) (e)	2.60%		3.11%	4.30%
Ratio of net investment loss to average net assets (d) (e)	(1.16)%		(1.43)%	(2.72)%
Portfolio turnover (c) (f)	48	%(g)	187%	87%

(a)  Class I Shares commenced operations on April 1, 2014.

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  The portfolio turnover rate significantly decreased during the period as the previous portfolio turnover rate for the year ended October 31, 2015 reflected the transition from investment in an India ETF to individual securities traded in India.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	NewBridge Global Equity Fund
	Class A Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$13.07	$14.27	$14.34	$11.89	$10.72	$10.97
Investment Activities:
Net investment income	0.04 (a)	0.12	0.07	0.07	0.11	0.08
Net realized and unrealized gains (losses) on investments	(0.59)	0.06	1.37	2.57	1.17	(0.09)
Total from Investment Activities	(0.55)	0.18	1.44	2.64	1.28	(0.01)
Distributions to Shareholders:
Net investment income	(0.11)	(0.03)	(0.09)	(0.10)	(0.11)	(0.24)
Net realized gains from investments	(0.66)	(1.35)	(1.42)	(0.09)	—	—
Total Distributions to Shareholders	(0.77)	(1.38)	(1.51)	(0.19)	(0.11)	(0.24)
Net Asset Value, End of Period	$11.75	$13.07	$14.27	$14.34	$11.89	$10.72
Total Return (excludes sales charge) (b)	(4.48)%	1.16%	10.67%	22.53%	12.06%	(0.24)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$386	$3,561	$3,509	$3,387	$2,815	$2,410
Ratio of net expenses to average net assets (c)	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (c)	0.66%	0.92%	0.47%	0.56%	1.00%	0.85%
Ratio of gross expenses to average net assets (c) (d)	3.10%	2.01%	1.95%	2.01%	2.32%	2.70%
Ratio of net investment income (loss) to average net assets (c) (d)	(1.04)%	0.31%	(0.08)%	(0.05)%	0.08%	(0.45)%
Portfolio turnover (b) (e)	62%	87%	83%	119%	90%	87%

(a)  Calculated using average shares method for the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	NewBridge Global Equity Fund
	Class C Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$12.86	$14.14	$14.23	$11.81	$10.64	$10.92
Investment Activities:
Net investment income (loss)	0.01 (a)	0.02	(0.04)	(0.02)	0.03	0.02
Net realized and unrealized gains (losses) on investments	(0.58)	0.05	1.37	2.54	1.17	(0.12)
Total from Investment Activities	(0.57)	0.07	1.33	2.52	1.20	(0.10)
Distributions to Shareholders:
Net investment income	(0.02)	—	—	(0.01)	(0.03)	(0.18)
Net realized gains from investments	(0.66)	(1.35)	(1.42)	(0.09)	—	—
Total Distributions to Shareholders	(0.68)	(1.35)	(1.42)	(0.10)	(0.03)	(0.18)
Net Asset Value, End of Period	$11.61	$12.86	$14.14	$14.23	$11.81	$10.64
Total Return (excludes contingent deferred sales charge) (b)	(4.68)%	0.34%	9.88%	21.55%	11.32%	(1.04)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$65	$2,685	$2,582	$2,378	$2,036	$1,805
Ratio of net expenses to average net assets (c)	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets (c)	0.14%	0.16%	(0.27)%	(0.19)%	0.27%	0.11%
Ratio of gross expenses to average net assets (c) (d)	3.02%	2.48%	2.72%	2.93%	3.18%	3.39%
Ratio of net investment loss to average net assets (c) (d)	(0.73)%	(0.17)%	(0.84)%	(0.97)%	(0.76)%	(1.13)%
Portfolio turnover (b) (e)	62%	87%	83%	119%	90%	87%

(a)  Calculated using average shares method for the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	NewBridge Global Equity Fund
	Class I Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$13.11	$14.32	$14.38	$11.92	$10.74	$10.98
Investment Activities:
Net investment income	0.07 (a)	0.15	0.11	0.10	0.15	0.13
Net realized and unrealized gains (losses) on investments	(0.60)	0.05	1.37	2.57	1.17	(0.11)
Total from Investment Activities	(0.53)	0.20	1.48	2.67	1.32	0.02
Distributions to Shareholders:
Net investment income	(0.16)	(0.06)	(0.12)	(0.12)	(0.14)	(0.26)
Net realized gains from investments	(0.66)	(1.35)	(1.42)	(0.09)	—	—
Total Distributions to Shareholders	(0.82)	(1.41)	(1.54)	(0.21)	(0.14)	(0.26)
Net Asset Value, End of Period	$11.76	$13.11	$14.32	$14.38	$11.92	$10.74
Total Return (b)	(4.33)%	1.34%	10.94%	22.85%	12.42%	0.03%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$9,165	$6,260	$4,495	$4,031	$2,452	$2,120
Ratio of net expenses to average net assets (c)	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income to average net assets (c)	1.29%	1.14%	0.73%	0.77%	1.26%	1.10%
Ratio of gross expenses to average net assets (c) (d)	1.51%	1.58%	1.67%	1.77%	2.20%	2.51%
Ratio of net investment income (loss) to average net assets (c) (d)	0.93%	0.71%	0.21%	0.15%	0.21%	(0.26)%
Portfolio turnover (b) (e)	62%	87%	83%	119%	90%	87%

(a)  Calculated using average shares method for the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	NewBridge Global Equity Fund
	Class R Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.03	$14.24	$14.32	$12.29
Investment Activities:
Net investment income	0.02 (b)	0.07	0.03	0.04
Net realized and unrealized gains (losses) on investments	(0.59)	0.07	1.37	1.99
Total from Investment Activities	(0.57)	0.14	1.40	2.03
Distributions to Shareholders:
Net investment income	(0.08)	—	(0.06)	—
Net realized gains from investments	(0.66)	(1.35)	(1.42)	—
Total Distributions to Shareholders	(0.74)	(1.35)	(1.48)	—
Net Asset Value, End of Period	$11.72	$13.03	$14.24	$14.32
Total Return (c)	(4.63)%	0.87%	10.39%	16.52%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$21	$459	$386	$350
Ratio of net expenses to average net assets (d)	1.67%	1.67%	1.67%	1.67%
Ratio of net investment income to average net assets (d)	0.29%	0.61%	0.21%	0.45%
Ratio of gross expenses to average net assets (d) (e)	8.42%	4.08%	4.17%	6.31%
Ratio of net investment loss to average net assets (d) (e)	(6.46)%	(1.80)%	(2.29)%	(4.19)%
Portfolio turnover (c) (f)	62%	87%	83%	119%

(a)  Class R Shares commenced operations on March 1, 2013.

(b)  Calculated using average shares method for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Newbridge Global Equity Fund
Class R6 Shares
Period Ended April 30, 2016(a)
(Unaudited)
Net Asset Value, Beginning of Period	$12.56
Investment Activities:
Net investment income	0.07
Net realized and unrealized losses on investments	(0.05)
Total from Investment Activities	0.02
Distributions to Shareholders:
Net investment income	(0.13)
Net realized gains from investments	(0.66)
Total Distributions to Shareholders	(0.79)
Net Asset Value, End of Period	$11.79
Total Return (b)	(0.12)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,613
Ratio of net expenses to average net assets (c)	1.15%
Ratio of net investment income to average net assets (c)	1.38%
Ratio of gross expenses to average net assets (c) (d)	1.93%
Ratio of net investment income to average net assets (c) (d)	0.60%
Portfolio turnover (b) (e)	62%

(a)  Class R6 Shares commenced operations on December 15, 2015.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	INCORE Fund for Income
	Class A Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$9.96	$10.27	$10.62	$11.26	$11.49	$11.81
Investment Activities:
Net investment income	0.07	0.15	0.11	0.03	0.22	0.34
Net realized and unrealized gains (losses) on investments	0.07	0.04	0.06	(0.14)	0.11	(0.03)
Total from Investment Activities	0.14	0.19	0.17	(0.11)	0.33	0.31
Distributions to Shareholders:
Net investment income	(0.24)	(0.50)	(0.52)	(0.53)	(0.56)	(0.63)
Total Distributions to Shareholders	(0.24)	(0.50)	(0.52)	(0.53)	(0.56)	(0.63)
Net Asset Value, End of Period	$9.86	$9.96	$10.27	$10.62	$11.26	$11.49
Total Return (excludes sales charge) (a)	1.46%	1.90%	1.69%	(1.03)%	2.92%	2.73%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$402,171	$349,571	$338,122	$506,249	$793,120	$490,961
Ratio of net expenses to average net assets (b)	0.91%	0.94%	0.96%	0.93%	0.94%	0.96%
Ratio of net investment income to average net assets (b)	1.10%	1.09%	1.57%	1.11%	1.60%	2.55%
Portfolio turnover (a) (c)	14%	44%	32%	62%	90%	43%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	INCORE Fund for Income
	Class C Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$9.89	$10.20	$10.55	$11.19	$11.43	$11.76
Investment Activities:
Net investment income	0.03	0.02	0.02	0.04 (a)	0.16	0.28
Net realized and unrealized gains (losses) on investments	0.07	0.10	0.08	(0.24)	0.08	(0.06)
Total from Investment Activities	0.10	0.12	0.10	(0.20)	0.24	0.22
Distributions to Shareholders:
Net investment income	(0.21)	(0.43)	(0.45)	(0.44)	(0.48)	(0.55)
Total Distributions to Shareholders	(0.21)	(0.43)	(0.45)	(0.44)	(0.48)	(0.55)
Net Asset Value, End of Period	$9.78	$9.89	$10.20	$10.55	$11.19	$11.43
Total Return (excludes contingent deferred sales charge) (b)	1.00%	1.14%	0.96%	(1.80)%	2.11%	1.93%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$72,603	$68,015	$79,353	$129,193	$201,522	$123,425
Ratio of net expenses to average net assets (c)	1.68%	1.72%	1.72%	1.69%	1.69%	1.72%
Ratio of net investment income to average net assets (c)	0.33%	0.31%	0.80%	0.35%	0.84%	1.76%
Portfolio turnover (b) (d)	14%	44%	32%	62%	90%	43%

(a)  Calculated using average shares method for the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	INCORE Fund for Income
	Class I Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.96	$10.26	$10.61	$11.25	$11.48	$11.54
Investment Activities:
Net investment income	0.08	0.16	0.21	0.07	0.30	0.22
Net realized and unrealized gains (losses) on investments	0.07	0.07	(0.01)	(0.15)	0.06	0.16
Total from Investment Activities	0.15	0.23	0.20	(0.08)	0.36	0.38
Distributions to Shareholders:
Net investment income	(0.26)	(0.53)	(0.55)	(0.56)	(0.59)	(0.44)
Total Distributions to Shareholders	(0.26)	(0.53)	(0.55)	(0.56)	(0.59)	(0.44)
Net Asset Value, End of Period	$9.85	$9.96	$10.26	$10.61	$11.25	$11.48
Total Return (b)	1.49%	2.28%	1.98%	(0.75)%	3.20%	3.32%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$465,530	$403,879	$379,805	$386,827	$450,593	$221,570
Ratio of net expenses to average net assets (c)	0.63%	0.65%	0.67%	0.65%	0.65%	0.67%
Ratio of net investment income to average net assets (c)	1.38%	1.37%	1.85%	1.39%	1.85%	2.74%
Portfolio turnover (b) (d)	14%	44%	32%	62%	90%	43%

(a)  Class I Shares commenced operations on March 1, 2011.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	INCORE Fund for Income
	Class R Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$9.97	$10.28	$10.62	$11.26	$11.50	$11.82
Investment Activities:
Net investment income	0.06	0.11	0.15	0.06	0.21	0.36
Net realized and unrealized gains (losses) on investments	0.08	0.08	0.03	(0.17)	0.10	(0.05)
Total from Investment Activities	0.14	0.19	0.18	(0.11)	0.31	0.31
Distributions to Shareholders:
Net investment income	(0.24)	(0.50)	(0.52)	(0.53)	(0.55)	(0.63)
Total Distributions to Shareholders	(0.24)	(0.50)	(0.52)	(0.53)	(0.55)	(0.63)
Net Asset Value, End of Period	$9.87	$9.97	$10.28	$10.62	$11.26	$11.50
Total Return (a)	1.45%	1.88%	1.78%	(1.05)%	2.80%	2.71%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$84,465	$73,805	$84,368	$99,302	$135,313	$115,459
Ratio of net expenses to average net assets (b)	0.91%	0.95%	0.96%	0.94%	0.97%	0.98%
Ratio of net investment income to average net assets (b)	1.11%	1.07%	1.56%	1.10%	1.61%	2.52%
Portfolio turnover (a) (c)	14%	44%	32%	62%	90%	43%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	INCORE Fund for Income
	Class R6 Shares
	Six Months Ended April 30, 2016	Period Ended October 31, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.95	$10.23
Investment Activities:
Net investment income	0.10	0.10
Net realized and unrealized gains (losses) on investments	0.06	(0.03)
Total from Investment Activities	0.16	0.07
Distributions to Shareholders:
Net investment income	(0.26)	(0.35)
Total Distributions to Shareholders	(0.26)	(0.35)
Net Asset Value, End of Period	$9.85	$9.95
Total Return (b)	1.59%	0.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$5,270	$3,896
Ratio of net expenses to average net assets (c)	0.63%	0.63%
Ratio of net investment income to average net assets (c)	1.36%	1.24%
Ratio of gross expenses to average net assets (c) (d)	0.90%	0.99%
Ratio of net investment income to average net assets (c) (d)	1.09%	0.87%
Portfolio turnover (b) (e)	14%	44%

(a)  Class R6 Shares commenced operations on March 3, 2015.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	INCORE Fund for Income
	Class Y Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.96	$10.27	$10.62	$11.15
Investment Activities:
Net investment income	0.09	0.08	0.12	0.11 (b)
Net realized and unrealized gains (losses) on investments	0.06	0.14	0.08	(0.20)
Total from Investment Activities	0.15	0.22	0.20	(0.09)
Distributions to Shareholders:
Net investment income	(0.25)	(0.53)	(0.55)	(0.44)
Total Distributions to Shareholders	(0.25)	(0.53)	(0.55)	(0.44)
Net Asset Value, End of Period	$9.86	$9.96	$10.27	$10.62
Total Return (c)	1.55%	2.12%	1.94%	(0.83)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$6,677	$5,093	$7,491	$10,393
Ratio of net expenses to average net assets (d)	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets (d)	1.32%	1.32%	1.81%	1.35%
Ratio of gross expenses to average net assets (d) (e)	1.10%	0.90%	0.82%	0.81%
Ratio of net investment income to average net assets (d) (e)	0.93%	1.13%	1.70%	1.24%
Portfolio turnover (c) (f)	14%	44%	32%	62%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Calculated using average shares method for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	National Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$11.17	$11.21	$11.09	$11.63	$11.38	$11.52
Investment Activities:
Net investment income	0.13	0.23	0.24	0.21	0.20	0.25
Net realized and unrealized gains (losses) on investments	0.16	0.01	0.12	(0.35)	0.46	0.07
Total from Investment Activities	0.29	0.24	0.36	(0.14)	0.66	0.32
Distributions to Shareholders:
Net investment income	(0.13)	(0.23)	(0.24)	(0.21)	(0.20)	(0.26)
Net realized gains from investments	(0.18)	(0.05)	— (a)	(0.19)	(0.21)	(0.20)
Total Distributions to Shareholders	(0.31)	(0.28)	(0.24)	(0.40)	(0.41)	(0.46)
Net Asset Value, End of Period	$11.15	$11.17	$11.21	$11.09	$11.63	$11.38
Total Return (excludes sales charge) (b)	2.60%	2.17%	3.32%	(1.22)%	5.86%	3.01%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$60,581	$73,209	$90,787	$84,355	$148,011	$147,447
Ratio of net expenses to average net assets (c)	0.99%	0.99%	0.99%	0.98%	0.97%	0.98%
Ratio of net investment income to average net assets (c)	2.26%	2.02%	2.14%	1.77%	1.69%	2.27%
Ratio of gross expenses to average net assets (c) (d)	1.05%	1.05%	1.07%	1.06%	1.05%	1.05%
Ratio of net investment income to average net assets (c) (d)	2.20%	1.96%	2.07%	1.70%	1.61%	2.20%
Portfolio turnover (b) (e)	35%	97%	31%	36%	70%	133%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	National Municipal Bond Fund
	Class Y Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.17	$11.20	$11.09	$11.44
Investment Activities:
Net investment income	0.14	0.26	0.27	0.18
Net realized and unrealized gains (losses) on investments	0.16	0.02	0.11	(0.34)
Total from Investment Activities	0.30	0.28	0.38	(0.16)
Distributions to Shareholders:
Net investment income	(0.14)	(0.26)	(0.27)	(0.19)
Net realized gains from investments	(0.18)	(0.05)	— (b)	—
Total Distributions to Shareholders	(0.32)	(0.31)	(0.27)	(0.19)
Net Asset Value, End of Period	$11.15	$11.17	$11.20	$11.09
Total Return (c)	2.73%	2.54%	3.50%	(1.37)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,146	$3,975	$1,635	$2,449
Ratio of net expenses to average net assets (d)	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income to average net assets (d)	2.53%	2.29%	2.43%	2.10%
Ratio of gross expenses to average net assets (d) (e)	1.15%	1.06%	1.16%	1.37%
Ratio of net investment income to average net assets (d) (e)	2.11%	1.94%	1.99%	1.45%
Portfolio turnover (c) (f)	35%	97%	31%	36%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Ohio Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$11.40	$11.63	$11.46	$11.96	$11.68	$12.00
Investment Activities:
Net investment income	0.16	0.33	0.33	0.30	0.28	0.32
Net realized and unrealized gains (losses) on investments	0.17	(0.08)	0.22	(0.40)	0.39	(0.16)
Total from Investment Activities	0.33	0.25	0.55	(0.10)	0.67	0.16
Distributions to Shareholders:
Net investment income	(0.16)	(0.33)	(0.33)	(0.30)	(0.28)	(0.33)
Net realized gains from investments	(0.13)	(0.15)	(0.05)	(0.10)	(0.11)	(0.15)
Total Distributions to Shareholders	(0.29)	(0.48)	(0.38)	(0.40)	(0.39)	(0.48)
Net Asset Value, End of Period	$11.44	$11.40	$11.63	$11.46	$11.96	$11.68
Total Return (excludes sales charge) (a)	2.90%	2.15%	4.90%	(0.85)%	5.81%	1.44%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$40,686	$44,030	$55,069	$63,999	$81,251	$97,000
Ratio of net expenses to average net assets (b)	1.03%	1.04%	1.04%	1.04%	1.07%	1.03%
Ratio of net investment income to average net assets (b)	2.80%	2.83%	2.82%	2.56%	2.35%	2.79%
Portfolio turnover (a)	31%	29%	17%	27%	28%	54%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Strategic Allocation Fund
	Class A Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$15.10		$15.69	$14.92	$12.65	$11.93	$11.89
Investment Activities:
Net investment income	0.02	(a)	0.14	0.13	0.12	0.11	0.11
Net realized and unrealized gains (losses) on investments	(0.42)		0.57	1.18	2.36	1.12	0.09
Total from Investment Activities	(0.40)		0.71	1.31	2.48	1.23	0.20
Distributions to Shareholders:
Net investment income	(0.06)		(0.30)	(0.32)	(0.21)	(0.16)	(0.16)
Net realized gains from investments	—		(1.00)	(0.22)	—	(0.35)	—
Total Distributions to Shareholders	(0.06)		(1.30)	(0.54)	(0.21)	(0.51)	(0.16)
Net Asset Value, End of Period	$14.64		$15.10	$15.69	$14.92	$12.65	$11.93
Total Return (excludes sales charge) (b)	(2.62)%		4.66%	8.97%	19.77%	10.58%	1.64%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,732		$10,560	$10,293	$12,296	$11,650	$16,572
Ratio of net expenses to average net assets (c) (d) (e)	0.58%		1.15%	1.15%	1.15%	1.12%	1.11%
Ratio of net investment income to average net assets (c)	0.30%		0.82%	0.92%	0.86%	1.00%	1.00%
Ratio of gross expenses to average net assets (c) (e) (f)	1.18%		1.40%	1.34%	1.44%	1.48%	1.29%
Ratio of net investment income to average net assets (c) (f)	(0.30)%		0.57%	0.73%	0.57%	0.64%	0.82%
Portfolio turnover (b) (g)	175	%(h)	72%	66%	142%	106%	130%

(a)  Calculated using average shares method for the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Effective with the December 30, 2015 strategy change, the Adviser began reimbursing expenses inclusive of acquired fund fees and expenses. See Note 1 for further information.

(e)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Portfolio turnover increase due to a change in strategy.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Strategic Allocation Fund
	Class C Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$14.97		$15.57	$14.82	$12.57	$11.86	$11.83
Investment Activities:
Net investment income (loss)	(0.02)		0.01	0.02	0.04	0.02	0.03
Net realized and unrealized gains (losses) on investments	(0.42)		0.59	1.17	2.33	1.11	0.08
Total from Investment Activities	(0.44)		0.60	1.19	2.37	1.13	0.11
Distributions to Shareholders:
Net investment income	(0.05)		(0.20)	(0.22)	(0.12)	(0.07)	(0.08)
Net realized gains from investments	—		(1.00)	(0.22)	—	(0.35)	—
Total Distributions to Shareholders	(0.05)		(1.20)	(0.44)	(0.12)	(0.42)	(0.08)
Net Asset Value, End of Period	$14.48		$14.97	$15.57	$14.82	$12.57	$11.86
Total Return (excludes contingent deferred sales charge) (a)	(2.96)%		3.92%	8.16%	18.95%	9.81%	0.90%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,547		$2,725	$2,778	$2,780	$1,214	$1,330
Ratio of net expenses to average net assets (b) (c) (d)	1.24%		1.85%	1.85%	1.85%	1.84%	1.80%
Ratio of net investment income (loss) to average net assets (b)	(0.37)%		0.12%	0.23%	0.05%	0.27%	0.28%
Ratio of gross expenses to average net assets (b) (d) (e)	2.19%		2.36%	2.14%	2.66%	3.01%	2.82%
Ratio of net investment loss to average net assets (b) (e)	(1.33)%		(0.38)%	(0.06)%	(0.77)%	(0.90)%	(0.74)%
Portfolio turnover (a) (f)	175	%(g)	72%	66%	142%	106%	130%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Effective with the December 30, 2015 strategy change, the Adviser began reimbursing expenses inclusive of acquired fund fees and expenses. See Note 1 for further information.

(d)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Portfolio turnover increase due to a change in strategy.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Strategic Allocation Fund
	Class I Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$15.16		$15.74	$14.97	$12.69	$11.97	$11.87
Investment Activities:
Net investment income	0.03	(a)	0.29	0.19	0.14	0.18	0.19 (a)
Net realized and unrealized gains (losses) on investments	(0.42)		0.47	1.16	2.38	1.08	0.13
Total from Investment Activities	(0.39)		0.76	1.35	2.52	1.26	0.32
Distributions to Shareholders:
Net investment income	(0.07)		(0.34)	(0.36)	(0.24)	(0.19)	(0.22)
Net realized gains from investments	—		(1.00)	(0.22)	—	(0.35)	—
Total Distributions to Shareholders	(0.07)		(1.34)	(0.58)	(0.24)	(0.54)	(0.22)
Net Asset Value, End of Period	$14.70		$15.16	$15.74	$14.97	$12.69	$11.97
Total Return (b)	(2.57)%		4.96%	9.20%	20.06%	10.88%	2.64%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$333		$1,474	$318	$278	$311	$26
Ratio of net expenses to average net assets (c) (d) (e)	0.54%		0.90%	0.90%	0.90%	0.85%	0.66%
Ratio of net investment income to average net assets (c)	0.47%		0.93%	1.16%	1.12%	1.02%	1.52%
Ratio of gross expenses to average net assets (c) (e) (f)	1.98%		4.15%	4.80%	4.46%	19.77%	0.90%
Ratio of net investment income (loss) to average net assets (c) (f)	(0.96)%		(2.32)%	(2.74)%	(2.44)%	(17.90)%	1.28%
Portfolio turnover (b) (g)	175	%(h)	72%	66%	142%	106%	130%

(a)  Calculated using averages shares method for the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Effective with the December 30, 2015 strategy change, the Adviser began reimbursing expenses inclusive of acquired fund fees and expenses. See Note 1 for further information.

(e)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Portfolio turnover increase due to a change in strategy.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Strategic Allocation Fund
	Class R Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$15.09		$15.68	$14.90	$12.64	$11.92	$11.88
Investment Activities:
Net investment income (loss)	0.01		0.08	(0.21)	0.08	0.08	0.08
Net realized and unrealized gains (losses) on investments	(0.42)		0.59	1.48	2.35	1.11	0.08
Total from Investment Activities	(0.41)		0.67	1.27	2.43	1.19	0.16
Distributions to Shareholders:
Net investment income	(0.06)		(0.26)	(0.27)	(0.17)	(0.12)	(0.12)
Net realized gains from investments	—		(1.00)	(0.22)	—	(0.35)	—
Total Distributions to Shareholders	(0.06)		(1.26)	(0.49)	(0.17)	(0.47)	(0.12)
Net Asset Value, End of Period	$14.62		$15.09	$15.68	$14.90	$12.64	$11.92
Total Return (a)	(2.74)%		4.36%	8.66%	19.34%	10.27%	1.36%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,028		$1,875	$1,867	$7,089	$5,980	$5,063
Ratio of net expenses to average net assets (b) (c) (d)	0.81%		1.45%	1.45%	1.45%	1.44%	1.40%
Ratio of net investment income to average net assets (b)	0.03%		0.52%	0.71%	0.54%	0.64%	0.68%
Ratio of gross expenses to average net assets (b) (d) (e)	1.63%		2.17%	1.72%	1.72%	1.79%	1.70%
Ratio of net investment income (loss) to average net assets (b) (e)	(0.79)%		(0.20)%	0.44%	0.27%	0.29%	0.38%
Portfolio turnover (a) (f)	175	%(g)	72%	66%	142%	106%	130%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Effective with the December 30, 2015 strategy change, the Adviser began reimbursing expenses inclusive of acquired fund fees and expenses. See Note 1 for further information.

(d)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Portfolio turnover increase due to a change in strategy.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	INCORE Investment Grade Convertible Fund
	Class A Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$14.00	$14.10	$12.70	$10.85	$10.52	$10.74
Investment Activities:
Net investment income	0.06 (a)	0.14	0.08	0.12 (a)	0.14 (a)	0.16 (a)
Net realized and unrealized gains (losses) on investments	(0.26)	0.03	1.67	1.85	0.45	(0.09)
Total from Investment Activities	(0.20)	0.17	1.75	1.97	0.59	0.07
Distributions to Shareholders:
Net investment income	(0.28)	(0.27)	(0.35)	(0.12)	(0.26)	(0.29)
Total Distributions to Shareholders	(0.28)	(0.27)	(0.35)	(0.12)	(0.26)	(0.29)
Net Asset Value, End of Period	$13.52	$14.00	$14.10	$12.70	$10.85	$10.52
Total Return (excludes sales charge) (b)	(1.43)%	1.21%	14.03%	18.30%	5.82%	0.56%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$14,446	$10,396	$6,964	$6,299	$9,879	$11,437
Ratio of net expenses to average net assets (c)	1.34%	1.39%	1.52%	1.50%	1.44%	1.35%
Ratio of net investment income to average net assets (c)	0.85%	0.75%	0.66%	1.04%	1.35%	1.44%
Portfolio turnover (b) (d)	11%	32%	28%	27%	47%	35%

(a)  Calculated using average shares method for the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	INCORE Investment Grade Convertible Fund
	Class I Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$13.98	$14.09	$12.68	$10.87	$10.52	$10.74
Investment Activities:
Net investment income	0.08 (a)	0.18	0.20	0.18	0.19 (a)	0.20 (a)
Net realized and unrealized gains (losses) on investments	(0.25)	0.03	1.62	1.84	0.45	(0.09)
Total from Investment Activities	(0.17)	0.21	1.82	2.02	0.64	0.11
Distributions to Shareholders:
Net investment income	(0.30)	(0.32)	(0.41)	(0.21)	(0.29)	(0.33)
Total Distributions to Shareholders	(0.30)	(0.32)	(0.41)	(0.21)	(0.29)	(0.33)
Net Asset Value, End of Period	$13.51	$13.98	$14.09	$12.68	$10.87	$10.52
Total Return (b)	(1.21)%	1.54%	14.68%	18.81%	6.26%	0.95%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$47,974	$40,024	$30,683	$9,406	$8,373	$16,214
Ratio of net expenses to average net assets (c)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)	1.18%	1.14%	1.17%	1.55%	1.84%	1.80%
Ratio of gross expenses to average net assets (c) (d)	1.01%	1.01%	1.08%	1.19%	1.12%	1.07%
Ratio of net investment income to average net assets (c) (d)	1.17%	1.13%	1.09%	1.36%	1.72%	1.73%
Portfolio turnover (b) (e)	11%	32%	28%	27%	47%	35%

(a)  Calculated using average shares method for the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements April 30, 2016

  (Unaudited)

1.  Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of 25 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001.

Effective December 30, 2015, the Balanced Fund was renamed the Strategic Allocation Fund with a change in strategy to be a "fund of funds", by pursuing its investment objective by investing primarily in other investment companies.

The accompanying financial statements are those of the following Funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered	Investment Objectives
NewBridge Large Cap Growth Fund	Classes A, C, I, R and Y	Seeks to provide long-term capital appreciation
Select Fund	Classes A and I	Seeks to provide long-term growth of capital
Special Value Fund	Classes A, C, I, R and Y	Seeks to provide long-term growth of capital and dividend income
Sycamore Established Value Fund	Classes A, C, I, R, R6 and Y	Seeks to obtain long-term capital growth by investing primarily in common stocks
Sycamore Small Company Opportunity Fund	Classes A, I, R, R6 and Y	Seeks to provide capital appreciation
Expedition Emerging Markets Small Cap Fund	Classes A, C, and I	Seeks to provide long-term appreciation of capital
NewBridge Global Equity Fund	Classes A, C, I, R and R6	Seeks to provide long-term growth and capital appreciation
INCORE Fund for Income	Classes A, C, I, R, R6 and Y	Seeks to provide a high level of current income consistent with preservation of shareholders' capital
National Municipal Bond Fund	Classes A and Y	Seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital
Ohio Municipal Bond Fund	Class A	Seeks to provide a high level of current interest income exempt from both federal income tax and Ohio personal income tax
Strategic Allocation Fund	Classes A, C, I and R	Seeks to provide income and long-term growth of capital
INCORE Investment Grade Convertible Fund	Classes A and I	Seeks to provide a high level of current income together with long-term capital appreciation

Each Fund offers one or more classes of shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy based upon the inputs used to value the underlying investments.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The NewBridge Global Equity Fund and Expedition Emerging Markets Small Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of April 30, 2016, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (in thousands):

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Other Significant Unobservable Inputs	Total
NewBridge Large Cap Growth Fund
Common Stocks	$65,836		$—	$—	$65,836
Investment Companies	—		871	—	871
Total	65,836		871	—	66,707
Select Fund
Common Stocks	2,611		—	—	2,611
Investment Companies	—		230	—	230
Total	2,611		230	—	2,841
Special Value Fund
Common Stocks	92,261		—	—	92,261
Investment Companies	—		5,157	—	5,157
Total	92,261		5,157	—	97,418
Sycamore Established Value Fund
Common Stocks	3,769,414		—	—	3,769,414
Exchange-Traded Funds	60,956		—	—	60,956
Investment Companies	—		261,050	—	261,050
Total	3,830,370		261,050	—	4,091,420
Sycamore Small Company Opportunity Fund
Common Stocks	2,837,855		—	—	2,837,855
Exchange-Traded Funds	37,482		—	—	37,482
Investment Companies	—		177,703	—	177,703
Total	2,875,337		177,703	—	3,053,040
Expedition Emerging Markets Small Cap Fund
Common Stocks	756	(a)	11,511	151	12,418
Cash Equivalents	—		105	—	105
Collateral for Securities Loaned	—		91	—	91
Total	756		11,707	151	12,614
NewBridge Global Equity Fund
Common Stocks	6,810	(b)	4,912	—	11,722
Exchange Traded Funds	350		—	—	350
Cash Equivalents	—		83	—	83
Total	7,160		4,995	—	12,155

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs		LEVEL 3 — Other Significant Unobservable Inputs	Total
INCORE Fund for Income
Government National Mortgage Association	$—	$731,303		$—	$731,303
U.S. Treasury Obligations	—	297,060		—	297,060
Investment Companies	—	100		—	100
Total	—	1,028,463		—	1,028,463
National Municipal Bond Fund
Municipal Bonds	—	61,262		—	61,262
Investment Companies	—	4,339		—	4,339
Total	—	65,601		—	65,601
Ohio Municipal Bond Fund
Municipal Bonds	—	39,801		—	39,801
Investment Companies	—	1,105		—	1,105
Total	—	40,906		—	40,906
Strategic Allocation Fund
Affiliated Mutual Funds	12,438	—		—	12,438
Investment Companies	—	56		—	56
Total	12,438	56		—	12,494
INCORE Investment Grade Convertible Fund
Convertible Corporate Bonds	—	45,463		—	45,463
Convertible Preferred Stocks	12,364	1,512	(c)	—	13,876
Investment Companies	—	2,972		—	2,972
Total	$12,364	$49,947		$—	$62,311

(a)  All securities categorized as Brazil, Chile, Mexico and all ADRs.

(b)  All securities categorized as Canada, all ADRs, Accenture PLC, Class A categorized as Ireland, Delphi Automotive PLC categorized as United Kingdom, Chubb Ltd. categorized as Switzerland, and LyondellBasell Industries NV, Class A and NXP Semiconductor NV categorized as the Netherlands.

(c)  AMG Capital Trust II categorized as Financials

There were no transfers between Level 1 and Level 2 as of April 30, 2016.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Expedition Emerging Markets Small Cap Fund	Investments In Securities
Balance as of October 31, 2015	$25
Realized Gain (Loss)	—
Change in unrealized appreciation/depreciation	(21)
Net purchases (sales)	147
Transfers in (out) of Level 3	—
Balance as of April 30, 2016	$151

As of April 30, 2016, China Animal Healthcare Ltd. and Wonik Holdings Co. Ltd. were classified as Level 3 due to halts in trading. Fair market values were determined in good faith by the Pricing Committee using various inputs, including unobservable inputs of discounts for illiquidity and due to negative information available about the company.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statements of Assets and Liabilities. As of April 30, 2016, the Funds had outstanding when-issued purchase commitments covered by segregated assets as identified on the Schedules of Portfolio Investments.

Foreign Currency Contracts:

The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of April 30, 2016, the Funds had no open forward foreign currency contracts.

Futures Contracts:

Each Fund, with the exception of the NewBridge Large Cap Growth Fund, Select Fund, Sycamore Established Value Fund and NewBridge Global Equity Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's future positions may not prove to be perfectly or even highly correlated with the value or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. As of April 30, 2016, the Funds had no open futures.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank (the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for cash collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The cash collateral is invested in short-term instruments as noted in the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the cash collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Funds' Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending agreements which are subject to offset under the MSLA as of April 30, 2016:

Fund	Value of Securities on Loan (000)	Value of Collateral Received (000)(a)	Net Amount (000)
Expedition Emerging Markets Small Cap Fund	$86	$86	$—

(a)  Actual collateral received may be in excess of the value shown in the table. The table only reflects collateral value up to the value of securities on loan as disclosed in the Schedules of Investments.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the change in unrealized appreciation/depreciation on investments. Any realized gain or loss from these fluctuations are disclosed as net realized gains or losses from foreign currency translations on the Statements of Operations.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the INCORE Fund for Income Fund, National Municipal Bond Fund, Ohio Municipal Bond Fund and Strategic Allocation Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Select Fund, Sycamore Established Value Fund and INCORE Investment Grade Convertible Fund. Dividends from net investment income, if any, are declared and paid annually for the NewBridge Large Cap Growth Fund, Special Value Fund, Sycamore Small Company Opportunity Fund, Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of October 31st.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliate trust based upon net assets or another appropriate basis. Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2016 were as follows (in thousands):

Fund	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
NewBridge Large Cap Growth Fund	$23,510	$59,658	$—	$—
Select Fund	1,047	1,283	—	—
Special Value Fund	38,799	53,234	—	—
Sycamore Established Value Fund	1,945,792	713,785	—	—
Sycamore Small Company Opportunity Fund	950,872	839,507	—	—
Expedition Emerging Markets Small Cap Fund	6,820	5,504	—	—
NewBridge Global Equity Fund	7,530	7,613	—	—
INCORE Fund for Income	—	131,106	242,190	130,706
National Municipal Bond Fund	22,829	33,022	—	—
Ohio Municipal Bond Fund	12,561	15,883	—	—
Strategic Allocation Fund	24,279	27,190	4,147	9,779
INCORE Investment Grade Convertible Fund	16,006	5,487	—	—

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission. The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

	Adviser Fee Tier and Rate
	Up to $100 million	$100 million — $200 million	over $200 million
Sycamore Established Value Fund	0.65%	0.55%	0.45%
	Up to $400 million	$400 million — $800 million	over $800 million
NewBridge Large Cap Growth Fund	0.75%	0.65%	0.60%
Special Value Fund	0.75%	0.65%	0.60%
INCORE Fund for Income	0.50%	0.45%	0.40%
National Municipal Bond Fund	0.55%	0.50%	0.45%
Ohio Municipal Bond Fund	0.55%	0.50%	0.45%
INCORE Investment Grade Convertible Fund	0.75%	0.65%	0.60%
	Up to $500 million	over $500 million
Sycamore Small Company Opportunity Fund	0.85%	0.75%

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

	Up to $2.5 billion	$2.5 billion — $5.0 billion	over $5.0 billion
Select Fund	0.65%	0.60%	0.55%
NewBridge Global Equity Fund	0.80%	0.75%	0.70%
	Flat Rate
Strategic Allocation Fund	0.10%
Expedition Emerging Markets Small Cap Fund	1.25%

KeyBank National Association ("KeyBank") serves as custodian of all the Trust's assets except the assets of the Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund, for which Citibank, N.A. ("Citibank") serves as custodian. For its custody services to the Trust, Victory Institutional Funds and Victory Variable Insurance Funds (collectively, the "Victory Trusts"), KeyBank receives fees at an annualized rate of 0.005% of each Funds' aggregate average daily net assets, plus applicable per transaction fees. The Victory Trusts reimburse KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.108% of the first $8 billion in average daily net assets of the Trust and Victory Variable Insurance Funds (collectively, the "Trusts"), 0.078% of the average daily net assets above $8 billion to $10 billion of the Trusts, 0.075% of the average daily net assets above $10 billion to $12 billion of the Trusts and 0.065% of the average daily net assets over $12 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS"), (formerly, SunGard Investor Services LLC) serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds, except for INCORE Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly distribution and service fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of INCORE Fund for Income. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds. For the six months ended April 30, 2016, the Funds paid affiliates of the Adviser or the Funds $63 thousand under the Distribution and Service Plans.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended April 30, 2016, the Distributor received approximately $178 thousand from commissions earned on sales of Class A Shares and the transfer agent received $7 thousand from redemptions of Class C Shares of the Funds.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any year exceed the expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of April 30, 2016, the expense limits are as follows:

Fund	Class	Expense Limit
NewBridge Large Cap Growth Fund	Class C Shares	2.10	%(a)
NewBridge Large Cap Growth Fund	Class I Shares	0.95	%(a)
NewBridge Large Cap Growth Fund	Class R Shares	1.65	%(a)
NewBridge Large Cap Growth Fund	Class Y Shares	1.02	%(a)
Select Fund	Class A Shares	1.15	%(b)
Select Fund	Class I Shares	0.90	%(b)
Special Value Fund	Class C Shares	2.20	%(a)
Special Value Fund	Class Y Shares	1.03	%(a)
Sycamore Established Value Fund	Class C Shares	1.84	%(b)
Sycamore Established Value Fund	Class R6 Shares	0.63	%(a)
Sycamore Established Value Fund	Class Y Shares	0.83	%(a)
Sycamore Small Company Opportunity Fund	Class R6 Shares	0.98	%(a)
Sycamore Small Company Opportunity Fund	Class Y Shares	1.15	%(a)
Expedition Emerging Markets Small Cap Fund	Class A Shares	1.80	%(c)
Expedition Emerging Markets Small Cap Fund	Class C Shares	2.55	%(c)
Expedition Emerging Markets Small Cap Fund	Class I Shares	1.50	%(c)
NewBridge Global Equity Fund	Class A Shares	1.40	%(d)
NewBridge Global Equity Fund	Class C Shares	2.15	%(d)
NewBridge Global Equity Fund	Class I Shares	1.15	%(d)
NewBridge Global Equity Fund	Class R Shares	1.67	%(e)
NewBridge Global Equity Fund	Class R6 Shares	1.15	%(a)
INCORE Fund for Income	Class R6 Shares	0.63	%(e)
INCORE Fund for Income	Class Y Shares	0.71	%(a)
National Municipal Bond Fund	Class A Shares	0.99	%(a)
National Municipal Bond Fund	Class Y Shares	0.72	%(a)
Strategic Allocation Fund	Class A Shares	1.15	%(a)
Strategic Allocation Fund	Class C Shares	1.85	%(a)
Strategic Allocation Fund	Class I Shares	0.90	%(a)
Strategic Allocation Fund	Class R Shares	1.45	%(a)
INCORE Investment Grade Convertible Fund	Class I Shares	1.00	%(a)

(a)  In effect until at least February 28, 2017.

(b)  In effect until at least February 28, 2019.

(c)  In effect until at least March 31, 2017.

(d)  In effect until at least February 28, 2020.

(e)  In effect until at least February 28, 2018.

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of November 11, 2010, the Strategic Allocation Fund is no longer subject to

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

repaying waived or reimbursed fees to the Adviser. As of April 30, 2016, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser."

Fund	Amount Waived or Reimbursed Available to Recoup	Expires October 31,
NewBridge Large Cap Growth Fund	$31,024	2016
NewBridge Large Cap Growth Fund	77,131	2017
NewBridge Large Cap Growth Fund	113,371	2018
NewBridge Large Cap Growth Fund	10,989	2019
Select Fund	83,480	2017
Select Fund	15,192	2018
Select Fund	8,611	2019
Special Value Fund	18,123	2016
Special Value Fund	6,598	2017
Special Value Fund	9,718	2018
Special Value Fund	5,777	2019
Sycamore Established Value Fund	12,297	2016
Sycamore Established Value Fund	14,356	2017
Sycamore Established Value Fund	18,869	2018
Sycamore Established Value Fund	13,135	2019
Sycamore Small Company Opp. Fund	7,932	2016
Sycamore Small Company Opp. Fund	33,500	2017
Sycamore Small Company Opp. Fund	145,589	2018
Sycamore Small Company Opp. Fund	105,489	2019
Expedition Emerging Markets Small Cap Fund	111,065	2017
Expedition Emerging Markets Small Cap Fund	185,136	2018
Expedition Emerging Markets Small Cap Fund	75,226	2019
NewBridge Global Equity Fund	63,285	2016
NewBridge Global Equity Fund	65,850	2017
NewBridge Global Equity Fund	64,975	2018
NewBridge Global Equity Fund	41,181	2019
INCORE Fund for Income	13,973	2016
INCORE Fund for Income	10,124	2017
INCORE Fund for Income	20,473	2018
INCORE Fund for Income	16,138	2019
National Municipal Bond Fund	106,644	2016
National Municipal Bond Fund	74,401	2017
National Municipal Bond Fund	61,455	2018
National Municipal Bond Fund	27,221	2019
INCORE Investment Grade Convertible Fund	16,194	2016
INCORE Investment Grade Convertible Fund	15,559	2017
INCORE Investment Grade Convertible Fund	2,013	2018
INCORE Investment Grade Convertible Fund	2,330	2019

The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. The Adviser voluntarily waived $50 thousand for the six months ended April 30, 2016 in Special Value Fund.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The Expedition Emerging Markets Small Cap Fund and NewBridge Global Equity Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts and Victory Portfolios II participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, the Victory Trusts and Victory Portfolios II may borrow up to $100 million, of which $50 million is committed and $50 million is uncommitted. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.10% on $50 million for providing the Line of Credit. For the six months ended April 30, 2016, Citibank earned approximately $25 thousand for Line of Credit fees. Each Fund in the Victory Trusts and Victory Portfolios II pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan for the days outstanding and average interest rate for each Fund during the six months ended April 30, 2016 were as follows (Average Loan in thousands):

Fund	Average Loan	Average Rate
National Municipal Bond Fund	$10,500	1.67%

As of April 30, 2016, the Funds had no loans outstanding with Citibank.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending October 31, 2016.

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

The tax character of distributions paid during the most recent fiscal year ended October 31, 2015 were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid
NewBridge Large Cap Growth Fund	$644	$16,308	$16,952	$—	$16,952
Select Fund	80	—	80	—	80
Sycamore Established Value Fund	64,551	232,505	297,056	—	297,056
Sycamore Small Company Opportunity Fund	65,743	147,042	212,785	—	212,785
NewBridge Global Equity Fund	454	633	1,087	—	1,087
INCORE Fund for Income	43,363	—	43,363	—	43,363
National Municipal Bond Fund	8	426	434	1,716	2,150
Ohio Municipal Bond Fund	—	663	663	1,400	2,063
Strategic Allocation Fund	270	963	1,233	—	1,233
INCORE Investment Grade Convertible Fund	962	—	962	—	962

As of the most recent tax year ended October 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Late Year Ordinary Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/ (Deficit)
NewBridge Large Cap Growth Fund	$—	$29,053	$29,053	$—	$(675)	$43,394	$71,772
Select Fund	30	27	57	—	—	248	305
Special Value Fund	214	—	214	(76,213)	—	1,837	(74,162)
Sycamore Established Value Fund	33,729	217,791	251,520	—	—	382,311	633,831
Sycamore Small Company Opportunity Fund	55,905	192,105	248,010	—	—	260,048	508,058
Expedition Emerging Markets Small Cap Fund	—	—	—	(1,484)	—	34	(1,450)
NewBridge Global Equity Fund	82	604	686	—	—	1,030	1,716
INCORE Fund for Income	1,596	—	1,596	(179,482)	—	(7,897)	(185,783)
Strategic Allocation Fund	7	—	7	(3,869)	—	494	(3,368)
INCORE Investment Grade Convertible Fund	801	—	801	(4,043)	—	3,159	(83)

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings/ (Deficit)
National Muncipal Bond Fund	$49	$358	$847	$1,254	$—	$4,330	$5,584
Ohio Municipal Bond Fund	37	49	407	493	—	3,642	4,135

*  Under the current tax law, net investment losses realized after December 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds deferred losses are as follows.

**  The difference between the book-basis and tax-basis of unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

As of the end of their most recent tax year ended October 31, 2015, the following Funds had net capital loss carryforwards ("CLCF") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expiration Year
	2016	2017	2018	2019	Total
Special Value Fund	$—	$76,213	$—	$—	$76,213
INCORE Fund for Income	3,917	3,074	3,563	10,878	21,432
INCORE Investment Grade Convertible Fund	751	3,292	—	—	4,043

CLCFs subject to expiration that are limited as a result of changes in Fund ownership during the year and in prior years:

	Expiration Year
	2017	Total
Strategic Allocation Fund	$3,869	$3,869

During the most recent tax year ended October 31, 2015 the Special Value Fund, Strategic Allocation Fund and INCORE Investment Grade Convertible Fund utilized $6,425, $813, and $91, respectively, (in thousands) of capital loss carryforwards.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Expedition Emerging Markets Small Cap Fund	$1,484	$—	$1,484
INCORE Fund for Income	74,481	83,569	158,050

At April 30, 2016, the cost basis for federal income tax purposes, gross unrealized appreciation, and gross unrealized depreciation were as follows (in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
NewBridge Large Cap Growth Fund	$43,005	$24,007	$(305)	$23,702
Select Fund	2,780	225	(164)	61
Special Value Fund	97,115	5,227	(4,924)	303

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Sycamore Established Value Fund	$3,619,471	$519,313	$(47,364)	$471,949
Sycamore Small Company Opportunity Fund	2,847,603	362,699	(157,262)	205,437
Expedition Emerging Markets Small Cap Fund	11,954	1,306	(646)	660
NewBridge Global Equity Fund	11,458	1,107	(410)	697
INCORE Fund for Income	1,034,383	17,132	(23,052)	(5,920)
National Municipal Bond Fund	60,982	4,618	—	4,618
Ohio Municipal Bond Fund	37,135	3,771	—	3,771
Strategic Allocation Fund	12,365	253	(124)	129
INCORE Investment Grade Convertible Fund	59,943	4,248	(1,880)	2,368

8.  Affiliated Funds:

The term "affiliated company" includes funds which are managed by VCM which are affiliates of the Funds. Transactions during the six months ended April 30, 2016 with funds which are affiliates are as follows:

Fund	Fair Value 10/31/15	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation/ Depreciation	Fair Value 4/30/16	Dividend Income
Strategic Allocation Fund
Victory CEMP Commodity Volatility Wtd Index Strategy Fund, Class I	$—	$1,268	$(187)	$(3)	$86	$1,164	$—
Victory CEMP Emerging Market Volatility Wtd Index ETF	—	702	—	—	16	718	—
Victory CEMP Long/Short Strategy Fund, Class I	—	1,584	(703)	(1)	13	893	3
Victory CEMP Market Neutral Current Income Fund, Class I	—	2,832	(65)	2	35	2,804	9
Victory CEMP US Small Cap Volatility Wtd Index ETF	—	305	(308)	2	1	—	—
Victory Expedition Emerging Markets Small Cap Fund, Class I	—	400	—	—	12	412	—

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

Fund	Fair Value 10/31/15	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain(Loss)	Change in Unrealized Appreciation/ Depreciation	Fair Value 4/30/16	Dividend Income
Victory INCORE Total Return Bond Fund, Class R6	$—	$1,421	$(45)	$1	$27	$1,404	$15
Victory Integrity Discovery Fund, Class Y	—	618	(79)	—	63	602	—
Victory NewBridge Global Equity Fund, Class I	—	9,433	(4,472)	(395)	(125)	4,441	—
Total	$—	$18,563	$(5,859)	$(394)	$128	$12,438	$27

9.  Fund Ownership:

Fund ownership of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2(a)(9) of the 1940 Act. As of April 30, 2016, the Select Fund has an individual shareholder account, which is affiliated with the Adviser, and represents 38% ownership.

10.  Subsequent Events:

The Funds have evaluated subsequent events and there are no subsequent events to report.

Victory Portfolios	Supplemental Information April 30, 2016

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently eight Trustees, seven of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 25 portfolios in the Trust, one portfolio in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 25 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 64	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012).
Nigel D. T. Andrews, 69	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual plc. (2002-2011); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 64	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	Penn Millers Holding Corporation (January 2011-November 2011).
Sally M. Dungan, 62	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	ProCredit Holding Supervisory Board (2006-2011).

Victory Portfolios	Supplemental Information — continued April 30, 2016

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 63	Trustee	February 2015

Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014); Managing Director, Crossroad LLC (Consultants) (April 2009 to December 2011).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 59	Trustee	December 2008	Retired.	None.
Leigh A. Wilson, 71	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation; Director, The Mutual Fund Directors Forum (2004-2013).
Interested Trustee.
David C. Brown, 44	Trustee	May 2008

Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Victory Portfolios	Supplemental Information — continued April 30, 2016

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 54	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 46	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 42	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 47	Treasurer	May 2006	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Edward J. Veilleux, 72	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 56	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 62	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (since 2011).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

Victory Portfolios	Supplemental Information — continued April 30, 2016

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016 (unless noted otherwise).

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period* 11/1/15-4/30/16	Annualized Net Expense Ratio During Period 11/1/15-4/30/16
NewBridge Large Cap Growth Fund
Class A Shares	$1,000.00	$960.90	$6.19	1.27%
Class C Shares	1,000.00	956.70	10.22	2.10%
Class I Shares	1,000.00	962.10	4.63	0.95%
Class R Shares	1,000.00	958.40	8.03	1.65%
Class Y Shares	1,000.00	961.10	4.97	1.02%
Select Fund
Class A Shares	1,000.00	935.70	5.53	1.15%
Class I Shares	1,000.00	936.80	4.33	0.90%
Special Value Fund
Class A Shares	1,000.00	949.60	5.91	1.22%
Class C Shares	1,000.00	944.90	10.15	2.10%
Class I Shares	1,000.00	950.60	4.95	1.03%
Class R Shares	1,000.00	948.30	7.12	1.48%
Class Y Shares	1,000.00	950.90	4.51	0.93%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

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  (Unaudited)

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period* 11/1/15-4/30/16	Annualized Net Expense Ratio During Period 11/1/15-4/30/16
Sycamore Established Value Fund
Class A Shares	$1,000.00	$1,000.70	$4.68	0.94%
Class C Shares (a)	1,000.00	1,090.10	3.20	1.84%
Class I Shares	1,000.00	1,002.20	2.99	0.60%
Class R Shares	1,000.00	999.80	5.62	1.13%
Class R6 Shares	1,000.00	1,002.50	2.94	0.59%
Class Y Shares	1,000.00	1,001.90	3.53	0.71%
Sycamore Small Company Opportunity Fund
Class A Shares	1,000.00	1,009.00	6.29	1.26%
Class I Shares	1,000.00	1,010.50	4.85	0.97%
Class R Shares	1,000.00	1,007.80	7.44	1.49%
Class R6 Shares (b)	1,000.00	1,046.70	3.78	0.98%
Class Y Shares	1,000.00	1,009.60	5.75	1.15%
Expedition Emerging Markets Small Cap Fund
Class A Shares	1,000.00	976.30	8.84	1.80%
Class C Shares	1,000.00	973.80	12.51	2.55%
Class I Shares	1,000.00	978.50	7.38	1.50%
NewBridge Global Equity Fund
Class A Shares	1,000.00	955.20	6.81	1.40%
Class C Shares	1,000.00	953.20	10.44	2.15%
Class I Shares	1,000.00	956.70	5.59	1.15%
Class R Shares	1,000.00	953.70	8.11	1.67%
Class R6 Shares (b)	1,000.00	998.80	4.33	1.15%
INCORE Fund for Income
Class A Shares	1,000.00	1,014.60	4.56	0.91%
Class C Shares	1,000.00	1,010.00	8.40	1.68%
Class I Shares	1,000.00	1,014.90	3.16	0.63%
Class R Shares	1,000.00	1,014.50	4.56	0.91%
Class R6 Shares	1,000.00	1,015.90	3.16	0.63%
Class Y Shares	1,000.00	1,015.50	3.56	0.71%
National Municipal Bond Fund
Class A Shares	1,000.00	1,026.00	4.99	0.99%
Class Y Shares	1,000.00	1,027.30	3.63	0.72%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,029.00	5.20	1.03%
Strategic Allocation Fund
Class A Shares	1,000.00	973.80	2.85	0.58%
Class C Shares	1,000.00	970.40	6.07	1.24%
Class I Shares	1,000.00	974.30	2.65	0.54%
Class R Shares	1,000.00	972.60	3.97	0.81%
INCORE Investment Grade Convertible Fund
Class A Shares	1,000.00	985.70	6.62	1.34%
Class I Shares	1,000.00	987.90	4.94	1.00%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)

(a)  Information shown reflects values for the period March 1, 2016 (commencement of operations) to April 30, 2016 and has been calculated using expense ratios and rates of return of the same period.

(b)  Information shown reflects values for the period December 15, 2015 (commencement of operations) to April 30, 2016 and has been calculated using expense ratios and rates of return of the same period.

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  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period* 11/1/15-4/30/16	Annualized Net Expense Ratio During Period 11/1/15-4/30/16
NewBridge Large Cap Growth Fund
Class A Shares	$1,000.00	$1,018.55	$6.37	1.27%
Class C Shares	1,000.00	1,014.42	10.52	2.10%
Class I Shares	1,000.00	1,020.14	4.77	0.95%
Class R Shares	1,000.00	1,016.66	8.27	1.65%
Class Y Shares	1,000.00	1,019.79	5.12	1.02%
Select Fund
Class A Shares	1,000.00	1,019.14	5.77	1.15%
Class I Shares	1,000.00	1,020.39	4.52	0.90%
Special Value Fund
Class A Shares	1,000.00	1,018.80	6.12	1.22%
Class C Shares	1,000.00	1,014.42	10.52	2.10%
Class I Shares	1,000.00	1,019.79	5.12	1.03%
Class R Shares	1,000.00	1,017.55	7.37	1.48%
Class Y Shares	1,000.00	1,020.24	4.67	0.93%
Sycamore Established Value Fund
Class A Shares	1,000.00	1,020.19	4.72	0.94%
Class C Shares	1,000.00	1,015.71	9.22	1.84%
Class I Shares	1,000.00	1,021.88	3.02	0.60%
Class R Shares	1,000.00	1,019.24	5.67	1.13%
Class R6 Shares	1,000.00	1,021.93	2.97	0.59%
Class Y Shares	1,000.00	1,021.33	3.57	0.71%
Syacamore Small Company Opportunity Fund
Class A Shares	1,000.00	1,018.60	6.32	1.26%
Class I Shares	1,000.00	1,020.04	4.87	0.97%
Class R Shares	1,000.00	1,017.45	7.47	1.49%
Class R6 Shares	1,000.00	1,019.99	4.92	0.98%
Class Y Shares	1,000.00	1,019.14	5.77	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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  (Unaudited)

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period* 11/1/15-4/30/16	Annualized Net Expense Ratio During Period 11/1/15-4/30/16
Expedition Emerging Markets Small Cap Fund
Class A Shares	$1,000.00	$1,015.91	$9.02	1.80%
Class C Shares	1,000.00	1,012.18	12.76	2.55%
Class I Shares	1,000.00	1,017.40	7.52	1.50%
NewBridge Global Equity Fund
Class A Shares	1,000.00	1,017.90	7.02	1.40%
Class C Shares	1,000.00	1,014.17	10.77	2.15%
Class I Shares	1,000.00	1,019.14	5.77	1.15%
Class R Shares	1,000.00	1,016.56	8.37	1.67%
Class R6 Shares	1,000.00	1,019.14	5.77	1.15%
INCORE Fund for Income
Class A Shares	1,000.00	1,020.34	4.57	0.91%
Class C Shares	1,000.00	1,016.51	8.42	1.68%
Class I Shares	1,000.00	1,021.73	3.17	0.63%
Class R Shares	1,000.00	1,020.34	4.57	0.91%
Class R6 Shares	1,000.00	1,021.73	3.17	0.63%
Class Y Shares	1,000.00	1,021.33	3.57	0.71%
National Municipal Bond Fund
Class A Shares	1,000.00	1,019.94	4.97	0.99%
Class Y Shares	1,000.00	1,021.28	3.62	0.72%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,019.74	5.17	1.03%
Strategic Allocation Fund
Class A Shares	1,000.00	1,021.98	2.92	0.58%
Class C Shares	1,000.00	1,018.70	6.22	1.24%
Class I Shares	1,000.00	1,022.18	2.72	0.54%
Class R Shares	1,000.00	1,020.84	4.07	0.81%
INCORE Investment Grade Convertible Fund
Class A Shares	1,000.00	1,018.20	6.72	1.34%
Class I Shares	1,000.00	1,019.89	5.02	1.00%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

Newbridge Large Cap Growth Fund	Select Fund

Special Value Fund	Sycamore Established Value Fund

Sycamore Small Company Opportunity Fund	Expedition Emerging Markets Small Cap Fund

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  (Unaudited)

Newbridge Global Equity Fund	INCORE Fund for Income

National Municipal Bond Fund	Ohio Municipal Bond Fund

Strategic Allocation Fund	INCORE Investment Grade Convertible Fund

Victory Portfolios	Supplemental Information — continued April 30, 2016

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 2, 2015. The Board also considered information relating to the Funds and the Agreement provided throughout the year and at a meeting on October 21, 2015. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated all of the information obtained and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  Fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Fees paid by other clients of the Adviser for similar services and the differences in the services provided to the other clients;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  The Adviser's commitments to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, including revenues paid to affiliates of the Adviser by the Funds for custodian and administration services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees and management fees with comparable mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used by the Adviser in the selection of each Fund's peer group in accordance with a process designed by an independent third-party consultant hired by the Board. With respect to the NewBridge Large Cap Growth Fund, Sycamore Established Value Fund, Sycamore Small Company Opportunity Fund, INCORE Investment Grade Convertible Fund, INCORE Fund for Income and Expedition Emerging Markets Small Cap Fund, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for some of the Funds evidenced one way in which the Adviser has shown a willingness to share in its economies of scale.

The Board reviewed each Fund's performance over one-, three-, five- and ten-year periods (as applicable) against the performance of the Fund's selected peer group, benchmark index and Morningstar category. The Board recognized that the Fund's performance, the performance of peer funds and the Fund's Morningstar averages are provided net of expenses, while the performance of the benchmark index is gross returns. The Board considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

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  (Unaudited)

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

Special Value Fund

The Board considered that the Special Value Fund's gross annual management fee of 0.86% was lower than the median gross management fee of 0.934% charged to the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.31% was lower than the median comparable expense ratio for the peer group of 1.38%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2015, to that of the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund outperformed the peer group for the one-year period and underperformed the benchmark index and Morningstar category for the one-year period and the peer group, benchmark index and Morningstar category for the three-, five- and ten-year periods. The Board discussed the Fund's performance with management.

Having concluded, among other things, that: (1) the Special Value Fund's management fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expenses ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) management was addressing the Fund's performance, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Select Fund

The Board considered the Select Fund with the understanding that it had been operational only since December 20, 2013. The Board compared the Fund's gross annual management fee of 0.769% to the medium management fee for the peer group and found it be comparable to the median gross management fee charged to the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.15% was less than the median expense ratio for the peer group of 1.24%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board compared the Fund's Class A performance for the one- period ended July 31, 2015 to its peer group, benchmark index and Morningstar category for the same period and considered the fact that the Fund underperformed the peer group, benchmark index and Morningstar category for the period. The Board discussed the Fund's performance with management.

Having concluded, among other things, that: (1) the Select Fund's management fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expenses ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) management was addressing the Fund's performance, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Balanced Fund

The Board considered that the Balanced Fund's gross annual management fee of 0.734% was lower than the 0.803% median gross management fee charged to the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.15% was less than the median expense ratio for the peer group of 1.52%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2015, to that of its peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund had outperformed its peer group for each

Victory Portfolios	Supplemental Information — continued April 30, 2016

  (Unaudited)

of the periods, outperformed its benchmark index for both the three- and five-year periods and outperformed its Morningstar category for each period except the ten-year period.

The Board considered that the Balanced Fund would be changing its investment strategies to a fund-of-funds structure instead of investing directly in individual securities and that the Fund would pay a lower investment advisory fee to reflect that strategy. The Board noted that the Balanced Fund would change its name to Strategic Allocation Fund when it changes its investment strategy on or about December 31, 2015.

Having concluded, among other things, that (1) the Balanced Fund's management fee was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund generally had performed well over the periods reviewed, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Expedition Emerging Markets Small Cap Fund

The Board considered the Expedition Emerging Markets Small Cap Fund with the understanding that as of July 31, 2015, the Fund had completed only one full year of operations. The Board considered that the Fund's gross annual management fee of 1.707% was higher than the median gross management fee of 1.331% charged to the funds in the Fund's peer group. The Board noted that there were no breakpoints in the advisory fee structure. The Board also noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board considered that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.80% was less than the median expense ratio of 1.82% for the peer group. The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-year period ended July 31, 2015, to that of its peer group, benchmark index and Morningstar category for the same period and considered the fact that the Fund outperformed the peer group, benchmark index and Morningstar category for the period.

Having concluded, among other things, that: (1) the Expedition Emerging Markets Small Cap Fund's management fee, though higher than that of the peer group median, was within the ranges of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well as compared to its peer group during the one-year period, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

INCORE Fund for Income

The Board considered that the INCORE Fund for Income's gross annual management fee of 0.574% was higher than the median gross management fee of 0.486% charged to the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board considered that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 0.96% was higher than the median expense ratio of 0.90% for the peer group. The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2015, to that of the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund outperformed the peer group, benchmark index and its Morningstar category in each of the periods reviewed.

Having concluded, among other things, that: (1) the INCORE Fund for Income's management fee, though higher than that of the peer group median, was within the ranges of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well during all of the periods reviewed, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory Portfolios	Supplemental Information — continued April 30, 2016

  (Unaudited)

INCORE Investment Grade Convertible Fund

With respect to the INCORE Investment Grade Convertible Fund, the Board considered that the Fund's gross annual management fee of 0.877% was higher than the median gross management fee of 0.72% charged to the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board considered that the Fund's Class A net total annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.52% was higher than the median comparable expense ratio of 1.085% for the peer group. The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2015, to that of the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund outperformed its peer group and Morningstar category in the one-year period and outperformed the Morningstar category in the three-year period. The Board noted that the Fund underperformed its peer group in the three-, five- and ten-year period and its benchmark index in all of the periods reviewed. The Board also noted that the Fund underperformed its Morningstar category in the five-and ten-year periods.

Having concluded, among other things, that: (1) the INCORE Investment Grade Convertible Fund's management fee, though higher than that of the peer group median, was within the ranges of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance had improved during the one-year period as compared with its peer group, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

NewBridge Large Cap Growth Fund

The Board considered that the NewBridge Large Cap Growth Fund's gross annual management fee of 0.859% was higher than the median gross management fee of 0.80% charged to the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board considered that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.26% was comparable to the median expense ratio for the peer group. The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2015, to that of the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund had underperformed the peer group, benchmark index and Morningstar category for all periods except the one-year period where the Fund's performance equaled that of the peer group.

Having concluded, among other things, that: (1) the NewBridge Large Cap Growth Fund's management fee, though higher than that of the peer group median, was within the ranges of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance had improved during the one-year period as compared with its peer group, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

NewBridge Global Equity Fund

The Board considered that the NewBridge Global Equity Fund's gross annual management fee of 1.053% was higher than the median gross management fee of 0.998% charged to the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.40% was lower than the median comparable expense ratio of 1.45% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for

Victory Portfolios	Supplemental Information — continued April 30, 2016

  (Unaudited)

a specified period of time, as described in the Fund's prospectus. The Board noted that the Fund began operations in March 2010. The Board then compared the Fund's Class A performance for the one-, three- and five-year periods ended July 31, 2015, to that of the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund had outperformed the peer group and Morningstar category for all three periods considered and outperformed the benchmark index for the one- and five-year periods. The Board noted that the Fund underperformed the benchmark index for the three-year period.

Having concluded, among other things, that: (1) the NewBridge Global Equity Fund's management fee, though higher than that of the peer group median, was within the ranges of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well during the periods reviewed, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Sycamore Established Value Fund

The Board considered that the Sycamore Established Value Fund's gross annual management fee of 0.573% was lower than the median gross annual management fee of 0.705% of the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.04% was less than the peer group's median expense ratio of 1.24%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2015, to the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund outperformed its peer group and Morningstar category for all of the periods considered and outperformed the benchmark index for the one-, three- and ten-year periods. The Board noted that the Fund underperformed the benchmark index for the five-year period.

Having concluded, among other things, that: (1) the Sycamore Established Value Fund's management fee was within the ranges of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well during the periods reviewed, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Sycamore Small Company Opportunity Fund

The Board considered that the Sycamore Small Company Opportunity Fund's gross annual management fee of 0.881% was higher than the median gross management fee of 0.82% charged to the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.31% was less than the median comparable expense ratio of 1.32% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2015, to the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund outperformed its benchmark index and Morningstar category for all of the periods considered and outperformed its peer group for the one-, five- and ten-year periods. The Board noted that the Fund underperformed its peer group for the three-year period.

Having concluded, among other things, that: (1) the Sycamore Small Company Opportunity Fund's annual management fee, though higher than that of the peer group median, was within the ranges of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund had performed well during the periods reviewed, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory Portfolios	Supplemental Information — continued April 30, 2016

  (Unaudited)

National Municipal Bond Fund

The Board considered that the National Municipal Bond Fund's gross annual management fee of 0.669% was higher than the median gross management fee of 0.50% charged to the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 0.99% was higher than the median comparable expense ratio of 0.81% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2015, to that of its peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund underperformed its benchmark index and Morningstar category for all of the periods considered and underperformed its peer group for the one-, three- and five-year periods. The Board noted that the Fund outperformed its peer group for the ten-year period. The Board discussed the Fund's performance with management.

Having concluded, among other things, that: (1) the National Municipal Bond Fund's annual management fee, though higher than that of the peer group median, was within the ranges of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) management was addressing the Fund's performance, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Ohio Municipal Bond Fund

The Board considered that the Ohio Municipal Bond Fund's gross annual management fee of 0.67% was higher than the median gross management fee of 0.472% charged to the funds in the Fund's peer group. The Board noted that the Fund's advisory fee structure contained at least one breakpoint. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.04% was higher than the median comparable expense ratio of 0.81% for the peer group. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2015, to that of its peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund underperformed its peer group and Morningstar category for all of the periods considered and underperformed its benchmark for the three-, five- and ten-year periods. The Board noted that the Fund outperformed its benchmark index for the one-year period. The Board discussed the Fund's performance with management.

Having concluded, among other things, that: (1) the Ohio Municipal Bond Fund's annual management fee, though higher than that of the peer group median, was within the ranges of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; and (3) management was addressing the Fund's performance, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser which, over the years, have resulted in the Funds achieving their stated investment objectives;

Victory Portfolios	Supplemental Information — continued April 30, 2016

  (Unaudited)

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-SEMI  (4/16)

April 30, 2016

Semi Annual Report

Diversified Stock Fund

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Table of Contents

Shareholder Letter	3
Financial Statements
Schedule of Portfolio Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	12
Notes to Financial Statements	18
Supplemental Information
Trustee and Officer Information	24
Proxy Voting and Form N-Q Information	27
Expense Examples	27
Portfolio Holdings	28
Advisory Contract Approval	29

The Fund is distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Diversified Stock Fund.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE
• MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

This page is intentionally left blank.

2

Letter to Shareholders

Dear Shareholder:

The S&P 500® Index was flat on a total return basis for the six months ended April 30th, 2016 as a late rally in the first calendar quarter off-set the sell-off experienced in January and early-February. Economic volatility has been front and center, as recent data points suggest slower global growth as (1) the Chinese consumer fails to fill the void created by less investment spending, (2) natural resource-dependent nations continue to struggle with lower commodity prices, (3) record monetary policy fails to stimulate demand in developed economies (e.g., Europe, Japan and Australia), and (4) deteriorating profits in both the international markets and the domestic energy and industrial sectors pressure both investment and hiring here in the U.S. That said, these are not new narratives and the resiliency of the U.S. consumer, which is tracking expectations, actually increases our confidence that the U.S. economy is relatively advantaged over the intermediate term.

In equity investing, economic growth is often secondary to profit growth, and the two often diverge. While negative estimates have moderated, current consensus about earnings expectations imply that June will be the third consecutive quarter of year-over-year decline. We believe 2016 estimates now appear achievable and also imply improvement moving forward, which, coupled with current economic challenges, will likely serve to limit positive revisions. Tempered expectations around interest rate increases could possibly offer the market some relief in terms of the currency impact on earnings and the perceived cost of capital. Conversely, we also have to contend with the upcoming election in the U.S., lower-for-longer economic growth, the potential for labor to take a larger share of profits this cycle after hitting record lows, and finally, the possibility for potential wage inflation to accelerate and ultimately drive the Fed to tighten policy more rapidly.

Heightened volatility also saturated fixed income markets over the past six months as well, again pushing investors in and out of risk assets. Prior to the end of 2015 though, the Fed found enough encouraging data to end an extraordinary period in which the Federal Funds rate was held near zero for seven years. The Fed's change in policy stance is indeed a reflection of the considerable progress that has been made on the employment front. As previously stated, Fed policy makers were forced to scale back rate hike intentions due to an uncertain global growth environment. Two risks in particular were cited for "gradualism within a cautious approach overall" — China's slowing growth/transitioning economy and the uncertain outlook for commodity prices, in particular the price of oil. More moderate policy from the Fed shows its appreciation for the repercussions that Fed policy divergence has on the world economy. Outside the U.S., central bankers have flooded the economy with monetary stimulus. While steering clear of recession, the result nonetheless has been meager growth and negative interest rates.

Growth within the domestic economy continues to be driven by consumption. Although the dollar has stopped climbing, net exports remain a drag, while manufacturing and business investment and government spending have been anemic. We remain reliant on a consumption-led economy. Healthy but cautious, consumers are earning more, but the pace of spending growth has slowed, as consumers have chosen to save more of their earnings. The economy has produced

3

a steady stream of jobs bringing us close to full employment and inflation remains absent.

International equity markets were mixed during the period against the backdrop of sharp swings in oil prices, renewed fears of China's decelerating growth, and uncertainty surrounding central banking policies. Lower U.S. interest rates should prove beneficial to emerging market economies, as their dollar-denominated debt burdens are relieved. Foreign currencies, particularly the yen, continue to appreciate against the dollar despite Japan's negative interest rate policy. Investors remain uncertain of the implications of negative interest rates, as there is no historical precedent to judge its overall effectiveness. In theory, more accommodative monetary policy should be stimulative, yet it remains unclear whether central banks have crossed a threshold and incremental gains have diminished. Aside from central bank influence, oil price volatility in particular seems likely to continue to drive investor sentiment. Investors question whether inexpensive oil is not just the result of a global supply glut, but may perhaps also stem from decreased aggregate demand, particularly in China.

We continue to believe that the markets provide tactical challenges for investors to navigate. As we have stated in the past, we also believe that maintaining a long-term view and building a portfolio that is diversified across asset classes is an appropriate strategy for investors seeking to weather possible market turbulence.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. Or, if you invest with us directly, you may call (800) 539-3863, or visit our website at www.vcm.com. My colleagues and I sincerely appreciate the confidence you have placed in the Victory Funds and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,
Victory Funds

4

Victory Portfolios Diversified Stock Fund	Schedule of Portfolio Investments April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.2%)
Consumer Discretionary (10.4%):
Advance Auto Parts, Inc.	154,670	$24,144
H&R Block, Inc.	276,940	5,605
Johnson Controls, Inc.	303,490	12,564
Starbucks Corp.	42,070	2,366
Target Corp.	232,000	18,444
Tiffany & Co.	117,500	8,384
Time Warner, Inc.	193,500	14,540
		86,047
Consumer Staples (13.7%):
CVS Health Corp.	251,430	25,269
Diageo PLC, ADR	118,300	12,815
Mead Johnson Nutrition Co.	127,500	11,112
Mondelez International, Inc., Class A	297,000	12,759
Philip Morris International, Inc.	275,000	26,983
The Coca-Cola Co.	537,000	24,057
		112,995
Energy (8.7%):
Hess Corp.	167,000	9,957
Occidental Petroleum Corp.	352,429	27,013
Schlumberger Ltd.	435,680	35,003
		71,973
Financials (14.1%):
American Express Co.	246,870	16,153
Citigroup, Inc.	373,910	17,305
Citizens Financial Group, Inc.	416,000	9,506
The Bank of New York Mellon Corp.	548,480	22,071
The Goldman Sachs Group, Inc.	81,500	13,375
The Progressive Corp.	530,000	17,278
U.S. Bancorp	471,500	20,127
		115,815
Health Care (12.7%):
Baxter International, Inc.	409,050	18,088
Celgene Corp. (a)	104,000	10,755
Eli Lilly & Co.	76,730	5,795
McKesson Corp.	50,000	8,391
Medtronic PLC	354,500	28,058
Merck & Co., Inc.	260,480	14,285
Pfizer, Inc.	585,430	19,150
		104,522

See notes to financial statements.

5

Victory Portfolios Diversified Stock Fund	Schedule of Portfolio Investments — continued April 30, 2016

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (13.3%):
Danaher Corp.	161,202	$15,596
General Electric Co.	1,222,110	37,580
Masco Corp.	395,600	12,149
Stanley Black & Decker, Inc.	71,020	7,949
Stericycle, Inc. (a)	130,000	12,423
Union Pacific Corp.	175,000	15,265
United Parcel Service, Inc.	81,698	8,584
		109,546
Information Technology (15.1%):
Alphabet, Inc., Class C (a)	43,691	30,278
Apple, Inc.	320,200	30,015
Cisco Systems, Inc.	608,370	16,724
EMC Corp.	998,200	26,063
Visa, Inc., Class A	241,330	18,640
Xilinx, Inc.	48,000	2,068
		123,788
Materials (5.1%):
Air Products & Chemicals, Inc.	67,700	9,877
Potash Corp. of Saskatchewan, Inc.	1,122,000	19,882
Praxair, Inc.	105,500	12,392
		42,151
Telecommunication Services (3.1%):
Verizon Communications, Inc.	495,000	25,215
Total Common Stocks (Cost $710,746)		792,052
Investment Companies (4.0%)
Federated Treasury Obligations Fund, Institutional Shares, 0.17% (b)	32,964,518	32,965
Total Investment Companies (Cost $32,965)		32,965
Total Investments (Cost $743,711) — 100.2%		825,017
Liabilities in excess of other assets — (0.2)%		(1,492)
NET ASSETS — 100.00%		$823,525

(a)  Non-income producing security.

(b)  Rate periodically changes. Rate disclosed is the daily yield on April 30, 2016.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

6

Victory Portfolios	Statement of Assets and Liabilities April 30, 2016

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Diversified Stock Fund
ASSETS:
Investments, at value (Cost $743,711)	$825,017
Dividends receivable	920
Receivable for capital shares issued	366
Receivable for investments sold	10,548
Receivable from adviser	2
Prepaid expenses	55
Total Assets	836,908
LIABILITIES:
Payable for investments purchased	11,355
Payable for capital shares redeemed	1,085
Accrued expenses and other payables:
Investment advisory fees	447
Administration fees	71
Custodian fees	17
Transfer agent fees	152
Chief Compliance Officer fees	1
Trustees' fees	1
12b-1 fees	170
Other accrued expenses	84
Total Liabilities	13,383
NET ASSETS:
Capital	749,486
Accumulated undistributed net investment income	637
Accumulated net realized losses from investments	(7,904)
Net unrealized appreciation on investments	81,306
Net Assets	$823,525
Net Assets
Class A Shares	$423,556
Class C Shares	58,562
Class I Shares	242,651
Class R Shares	77,956
Class R6 Shares	6,746
Class Y Shares	14,054
Total	$823,525
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	23,593
Class C Shares	3,396
Class I Shares	13,537
Class R Shares	4,404
Class R6 Shares	376
Class Y Shares	783
Total	46,089
Net asset value, offering (except Class A Shares) and redemption price per share: (a)
Class A Shares	$17.95
Class C Shares (b)	$17.24
Class I Shares	$17.93
Class R Shares	$17.70
Class R6 Shares	$17.92
Class Y Shares	$17.95
Maximum Sales Charge — Class A Shares	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$19.05

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

7

Victory Portfolios	Statement of Operations For the Six Months Ended April 30, 2016

(Amounts in Thousands)  (Unaudited)

Diversified Stock Fund
Investment Income:
Dividend income	$9,409
Foreign tax withholding	(108)
Total Income	9,301
Expenses:
Investment advisory fees	2,834
Administration fees	385
12b-1 fees — Class A Shares	572
12b-1 fees — Class C Shares	307
12b-1 fees — Class R Shares	203
Custodian fees	26
Transfer agent fees — Class A Shares	121
Transfer agent fees — Class C Shares	31
Transfer agent fees — Class I Shares	24
Transfer agent fees — Class R Shares	35
Transfer agent fees — Class R6 Shares	— (a)
Transfer agent fees — Class Y Shares	9
Trustees' fees	41
Chief Compliance Officer fees	6
Legal and audit fees	42
State registration and filing fees	45
Other expenses	48
Total Expenses	4,729
Expenses waived/reimbursed by Adviser	(12)
Net Expenses	4,717
Net Investment Income	4,584
Realized/Unrealized Losses from Investment Transactions:
Net realized losses from securities transactions	(2,639)
Net change in unrealized appreciation/depreciation on investments	(51,978)
Net realized/unrealized losses on investments	(54,617)
Change in net assets resulting from operations	$(50,033)

(a)  Round to less than $1.

See notes to financial statements.

8

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2016	Year Ended October 31, 2015
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$4,584	$8,033
Net realized gains (losses) from investment transactions	(2,639)	106,361
Net change in unrealized appreciation/depreciation on investments	(51,978)	(54,852)
Change in net assets resulting from operations	(50,033)	59,542
Distributions to Shareholders:
From net investment income:
Class A Shares	(2,010)	(4,570)
Class C Shares	(86)	(78)
Class I Shares	(1,502)	(3,250)
Class R Shares	(254)	(415)
Class R6 Shares	(37)	(11)
Class Y Shares	(86)	(192)
From net realized gains:
Class A Shares	(42,985)	(103,013)
Class C Shares	(5,903)	(10,866)
Class I Shares	(23,646)	(48,656)
Class R Shares	(7,550)	(14,579)
Class R6 Shares	(457)	(56)
Class Y Shares	(1,485)	(3,111)
Change in net assets resulting from distributions to shareholders	(86,001)	(188,797)
Change in net assets resulting from capital transactions	(68,022)	(223,349)
Change in net assets	(204,056)	(352,604)
Net Assets:
Beginning of period	1,027,581	1,380,185
End of period	$823,525	$1,027,581
Accumulated undistributed net investment income	$637	$28

See notes to financial statements.

9

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2016	Year Ended October 31, 2015
	(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$16,796	$56,290
Distributions reinvested	41,078	94,195
Cost of shares redeemed	(94,377)	(352,513)
Total Class A Shares	$(36,503)	$(202,028)
Class C Shares
Proceeds from shares issued	$2,315	$4,988
Distributions reinvested	4,235	7,482
Cost of shares redeemed	(6,245)	(13,176)
Total Class C Shares	$305	$(706)
Class I Shares
Proceeds from shares issued	$25,453	$103,405
Distributions reinvested	20,152	49,290
Cost of shares redeemed	(78,022)	(169,169)
Total Class I Shares	$(32,417)	$(16,474)
Class R Shares
Proceeds from shares issued	$2,223	$6,571
Distributions reinvested	7,405	14,282
Cost of shares redeemed	(9,129)	(27,869)
Total Class R Shares	$499	$(7,016)
Class R6 Shares
Proceeds from shares issued	$2,112	$5,556
Distributions reinvested	494	67
Cost of shares redeemed	(559)	(487)
Total Class R6 Shares	$2,047	$5,136
Class Y Shares
Proceeds from shares issued	$1,933	$3,719
Distributions reinvested	49	40
Cost of shares redeemed	(3,935)	(6,020)
Total Class Y Shares	$(1,953)	$(2,261)
Change in net assets resulting from capital transactions	$(68,022)	$(223,349)

(continues on next page)

See notes to financial statements.

10

Victory Portfolios	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	Diversified Stock Fund
	Six Months Ended April 30, 2016	Year Ended October 31, 2015
	(Unaudited)
Share Transactions:
Class A Shares
Issued	920	2,695
Reinvested	2,222	4,507
Redeemed	(5,139)	(16,773)
Total Class A Shares	(1,997)	(9,571)
Class C Shares
Issued	128	246
Reinvested	238	370
Redeemed	(359)	(654)
Total Class C Shares	7	(38)
Class I Shares
Issued	1,420	5,087
Reinvested	1,093	2,364
Redeemed	(4,070)	(8,127)
Total Class I Shares	(1,557)	(676)
Class R Shares
Issued	122	316
Reinvested	406	692
Redeemed	(505)	(1,344)
Total Class R Shares	23	(336)
Class R6 Shares
Issued	118	281
Reinvested	27	3
Redeemed	(31)	(24)
Total Class R6 Shares	114	260
Class Y Shares
Issued	105	178
Reinvested	3	2
Redeemed	(215)	(288)
Total Class Y Shares	(107)	(108)
Change in Shares	(3,517)	(10,469)
See notes to financial statements.

11

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class A Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$20.80	$23.04	$21.10	$16.26	$14.40	$14.47
Investment Activities:
Net investment income	0.10	0.15	0.21	0.21	0.14	0.13
Net realized and unrealized gains (losses) on investments	(1.11)	0.97	2.32	4.83	1.86	(0.08)
Total from Investment Activities	(1.01)	1.12	2.53	5.04	2.00	0.05
Distributions to Shareholders:
Net investment income	(0.08)	(0.15)	(0.20)	(0.20)	(0.14)	(0.12)
Net realized gains from investments	(1.76)	(3.21)	(0.39)	—	—	—
Total Distributions to Shareholders	(1.84)	(3.36)	(0.59)	(0.20)	(0.14)	(0.12)
Net Asset Value, End of Period	$17.95	$20.80	$23.04	$21.10	$16.26	$14.40
Total Return (excludes sales charge) (a)	(5.07)%	4.85%	12.13%	31.19%	14.00%	0.32%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$423,556	$532,180	$810,011	$920,589	$1,202,263	$1,907,016
Ratio of net expenses to average net assets (b)	1.08%	1.09%	1.10%	1.08%	1.09%	1.06%
Ratio of net investment income to average net assets (b)	1.04%	0.68%	0.93%	1.12%	0.92%	0.80%
Portfolio turnover (a) (c)	38%	74%	70%	89%	87%	84%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

12

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class C Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$20.07	$22.38	$20.53	$15.83	$14.04	$14.12
Investment Activities:
Net investment income (loss)	0.02	(0.03)	0.02	0.04	0.01	(0.01)
Net realized and unrealized gains (losses) on investments	(1.07)	0.95	2.25	4.72	1.82	(0.05)
Total from Investment Activities	(1.05)	0.92	2.27	4.76	1.83	(0.06)
Distributions to Shareholders:
Net investment income	(0.02)	(0.02)	(0.03)	(0.06)	(0.04)	(0.02)
Net realized gains from investments	(1.76)	(3.21)	(0.39)	—	—	—
Total Distributions to Shareholders	(1.78)	(3.23)	(0.42)	(0.06)	(0.04)	(0.02)
Net Asset Value, End of Period	$17.24	$20.07	$22.38	$20.53	$15.83	$14.04
Total Return (excludes contingent deferred sales charge) (a)	(5.47)%	4.01%	11.18%	30.16%	13.02%	(0.44)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$58,562	$67,997	$76,697	$82,069	$73,664	$87,817
Ratio of net expenses to average net assets (b)	1.90%	1.91%	1.89%	1.90%	1.93%	1.88%
Ratio of net investment income (loss) to average net assets (b)	0.23%	(0.16)%	0.13%	0.25%	0.06%	(0.03)%
Portfolio turnover (a) (c)	38%	74%	70%	89%	87%	84%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

13

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class I Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$20.77	$23.01	$21.08	$16.25	$14.39	$14.46
Investment Activities:
Net investment income	0.12	0.20	0.27	0.25	0.19	0.15
Net realized and unrealized gains (losses) on investments	(1.09)	0.98	2.31	4.83	1.86	(0.05)
Total from Investment Activities	(0.97)	1.18	2.58	5.08	2.05	0.10
Distributions to Shareholders:
Net investment income	(0.11)	(0.21)	(0.26)	(0.25)	(0.19)	(0.17)
Net realized gains from investments	(1.76)	(3.21)	(0.39)	—	—	—
Total Distributions to Shareholders	(1.87)	(3.42)	(0.65)	(0.25)	(0.19)	(0.17)
Net Asset Value, End of Period	$17.93	$20.77	$23.01	$21.08	$16.25	$14.39
Total Return (a)	(4.89)%	5.16%	12.39%	31.49%	14.33%	0.63%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$242,651	$313,482	$362,936	$394,394	$484,884	$713,829
Ratio of net expenses to average net assets (b)	0.80%	0.81%	0.82%	0.82%	0.82%	0.78%
Ratio of net investment income to average net assets (b)	1.32%	0.94%	1.20%	1.38%	1.20%	1.01%
Portfolio turnover (a) (c)	38%	74%	70%	89%	87%	84%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

14

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class R Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$20.54	$22.79	$20.89	$16.10	$14.26	$14.33
Investment Activities:
Net investment income	0.07	0.08	0.14	0.14	0.09	0.07
Net realized and unrealized gains (losses) on investments	(1.09)	0.97	2.29	4.80	1.85	(0.06)
Total from Investment Activities	(1.02)	1.05	2.43	4.94	1.94	0.01
Distributions to Shareholders:
Net investment income	(0.06)	(0.09)	(0.14)	(0.15)	(0.10)	(0.08)
Net realized gains from investments	(1.76)	(3.21)	(0.39)	—	—	—
Total Distributions to Shareholders	(1.82)	(3.30)	(0.53)	(0.15)	(0.10)	(0.08)
Net Asset Value, End of Period	$17.70	$20.54	$22.79	$20.89	$16.10	$14.26
Total Return (a)	(5.22)%	4.57%	11.77%	30.82%	13.69%	0.07%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$77,956	$89,949	$107,486	$125,974	$111,727	$135,607
Ratio of net expenses to average net assets (b)	1.37%	1.38%	1.38%	1.38%	1.38%	1.32%
Ratio of net investment income to average net assets (b)	0.76%	0.38%	0.66%	0.77%	0.61%	0.53%
Portfolio turnover (a) (c)	38%	74%	70%	89%	87%	84%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

15

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class R6 Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$20.77	$23.01	$21.45
Investment Activities:
Net investment income	0.12	0.19	0.19
Net realized and unrealized gains (losses) on investments	(1.10)	0.99	1.58
Total from Investment Activities	(0.98)	1.18	1.77
Distributions to Shareholders:
Net investment income	(0.11)	(0.21)	(0.21)
Net realized gains from investments	(1.76)	(3.21)	—
Total Distributions to Shareholders	(1.87)	(3.42)	(0.21)
Net Asset Value, End of Period	$17.92	$20.77	$23.01
Total Return (b)	(4.93)%	5.19%	8.27%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$6,746	$5,447	$54
Ratio of net expenses to average net assets (c)	0.78%	0.78%	0.78%
Ratio of net investment income to average net assets (c)	1.36%	0.78%	1.25%
Ratio of gross expenses to average net assets (c) (d)	0.91%	2.01%	29.23%
Ratio of net investment income (loss) to average net assets (c) (d)	1.23%	(0.45)%	(27.20)%
Portfolio turnover (b) (e)	38%	74%	70%

(a)  Class R6 commenced operations on March 3, 2014.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

16

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class Y Shares
	Six Months Ended April 30, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$20.79	$23.04	$21.10	$17.66
Investment Activities:
Net investment income	0.12	0.19	0.26	0.16
Net realized and unrealized gains (losses) on investments	(1.10)	0.97	2.32	3.43
Total from Investment Activities	(0.98)	1.16	2.58	3.59
Distributions to Shareholders:
Net investment income	(0.10)	(0.20)	(0.25)	(0.15)
Net realized gains from investments	(1.76)	(3.21)	(0.39)	—
Total Distributions to Shareholders	(1.86)	(3.41)	(0.64)	(0.15)
Net Asset Value, End of Period	$17.95	$20.79	$23.04	$21.10
Total Return (b)	(4.92)%	5.06%	12.39%	20.41%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$14,054	$18,526	$23,001	$25,233
Ratio of net expenses to average net assets (c)	0.86%	0.86%	0.86%	0.86%
Ratio of net investment income to average net assets (c)	1.27%	0.90%	1.17%	1.06%
Ratio of gross expenses to average net assets (c) (d)	0.97%	0.98%	0.95%	1.01%
Ratio of net investment income to average net assets (c) (d)	1.16%	0.78%	1.08%	0.91%
Portfolio turnover (b) (e)	38%	74%	70%	89%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

17

Victory Portfolios	Notes to Financial Statements April 30, 2016

  (Unaudited)

1.  Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of 25 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The accompanying financial statements relate to the Diversified Stock Fund (the "Fund"), which seeks to provide long-term growth of capital.

The Fund is authorized to issue six classes of shares: Class A Shares, Class C Shares, Class I Shares, Class R Shares, Class R6 Shares and Class Y Shares. Each class of shares has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or

18

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy based upon the inputs used to value the underlying investments.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy based upon the inputs used to value the underlying investments.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended April 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of April 30, 2016, based upon the three levels defined above, is included in the table below while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

Investment	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
Common Stocks	$792,052	$—	$792,052
Investment Companies	—	32,965	32,965
Total	$792,052	$32,965	$825,017

There were no transfers between Level 1 and Level 2 as of April 30, 2016.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank (the "Agent"). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for cash collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The cash collateral is invested in short-term instruments as noted in the Fund's Schedule of Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the cash collateral. The Fund pays various fees in connection with the investment

19

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed in the Fund's Statement of Operations. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

During the six months ended April 30, 2016, the Fund had no securities on loan.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of October 31st.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliate trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registrations fees, printing and 12b-1 fees), realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended April 30, 2016 were as follows for the Fund (in thousands):

Purchases	Sales
$332,218	$499,722

There were no purchases or sales of U.S. Government Securities during the period.

20

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission. The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with a substantial minority interest owned by employees of the Adviser.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the Fund's average daily net assets. The rate at which the Adviser is paid decreases at various levels as the Fund's assets grow. The investment advisory fees of the Fund are computed at a rate of 0.65% of the first $800 million in average daily net assets, 0.60% of the average daily net assets above $800 million to $2.4 billion and 0.55% of the average daily net assets above $2.4 billion of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

KeyBank National Association ("KeyBank") serves as custodian of all the Trust's assets except the assets of the NewBridge Global Equity Fund, Expedition Emerging Markets Small Cap Fund, Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund — Core Equity and Trivalent International Small-Cap Fund for which Citibank, N.A. ("Citibank") serves as custodian. For its custody services to the Trust, Victory Institutional Funds and Victory Variable Insurance Funds (collectively, the "Victory Trusts"), KeyBank receives fees at an annualized rate of 0.005% of each Funds' aggregate average daily net assets, plus applicable per transaction fees. The Victory Trusts reimburse KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Fund's administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.108% of the first $8 billion in average daily net assets of the Trust and Victory Variable Insurance Funds (collectively, the "Trusts"), 0.078% of the average daily net assets above $8 billion to $10 billion of the Trusts, 0.075% of the average daily net assets above $10 billion to $12 billion of the Trusts and 0.065% of the average daily net assets over $12 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services LLC ("FIS") (formerly SunGard Investor Services LLC) serves as the Fund's transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of 0.50% of the average daily net assets of Class R Shares of the Fund and 1.00% of the average daily net assets of Class C Shares of the Fund. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R and Class C Shares of the Fund. For the six months ended April 30, 2016, the Fund paid affiliates of the Adviser or the Fund $26 thousand under the Distribution and Service Plans.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Fund. For the six months ended April 30, 2016, the Distributor received approximately $3 thousand from commissions earned

21

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

on sales of Class A Shares and the transfer agent received $1 thousand from redemptions of Class C Shares of the Fund.

The Adviser has entered into an expense limitation agreement with the Fund until at least February 28, 2017. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement.

As of April 30, 2016, the expense limits were as follows:

Class	Expense Limit
Class R6 Shares	0.78%
Class Y Shares	0.86%

The Fund has agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. As of April 30, 2016, the following amounts are available to be repaid to the Adviser. The amount repaid to the Adviser during the year, if any, is reflected on the Statement of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser."

Amount Waived or Reimbursed Available to Recoup	Expires October 31,
$29,169	2016
33,298	2017
38,000	2018
12,495	2019

The Adviser, Citi or other service providers may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended April 30, 2016.

5.  Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts and Victory Portfolios II participate in a short-term, demand note "Line of Credit" agreement with Citibank N.A. ("Citibank"). Under the agreement with Citibank, the Victory Trusts and Victory Portfolios II may borrow up to $100 million, of which $50 million is committed and $50 million is uncommitted. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank receives an annual commitment fee of 0.10% on $50 million for providing the Line of Credit. For the six months ended April 30, 2016, Citibank earned approximately $25 thousand for Line of Credit fees from Victory Trusts and Victory Portfolios II. Each fund in the Victory Trusts

22

Victory Portfolios	Notes to Financial Statements — continued April 30, 2016

  (Unaudited)

and Victory Portfolios II pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. There were no loans for the Fund during the six months ended April 30, 2016.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending October 31, 2016.

The tax character of distributions paid during the most recent tax year ended October 31, 2015 were as follows (total distributions paid may differ from the Statement of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$70,346	$118,451	$188,797

As of the most recent tax year ended October 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
$12,730	$69,475	$128,020	$210,225

*The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

During the most recent tax year ended October 31, 2015, the Fund did not utilize any capital loss carryforwards.

At April 30, 2016, the cost basis for federal income tax purposes, gross unrealized appreciation, and gross unrealized depreciation were as follows (in thousands):

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$745,514	$104,172	$(24,669)	$79,503

8.  Subsequent Events:

The Fund has evaluated subsequent events and there are no subsequent events to report.

23

Victory Portfolios	Supplemental Information April 30, 2016

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently eight Trustees, seven of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 25 portfolios in the Trust, one portfolio in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 25 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 64	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012).
Nigel D. T. Andrews, 69	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual plc. (2002-2011); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 64	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	Penn Millers Holding Corporation (January 2011-November 2011).
Sally M. Dungan, 62	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	ProCredit Holding Supervisory Board (2006-2011).

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 63	Trustee	February 2015

Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014); Managing Director, Crossroad LLC (Consultants) (April 2009 to December 2011).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 59	Trustee	December 2008	Retired.	None.
Leigh A. Wilson, 71	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation; Director, The Mutual Fund Directors Forum (2004-2013).
Interested Trustee.
David C. Brown, 44	Trustee	May 2008

Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 54	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 46	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 42	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher E. Sabato, 47	Treasurer	May 2006	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc.
Edward J. Veilleux, 72	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 56	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 62	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (since 2011).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period* 11/1/15-4/30/16	Annualized Net Expense Ratio During Period 11/1/15-4/30/16
Diversified Stock Fund
Class A Shares	$1,000.00	$949.30	$5.23	1.08%
Class C Shares	1,000.00	945.30	9.19	1.90%
Class I Shares	1,000.00	951.10	3.88	0.80%
Class R Shares	1,000.00	947.80	6.63	1.37%
Class R6 Shares	1,000.00	950.70	3.78	0.78%
Class Y Shares	1,000.00	950.80	4.17	0.86%

*  Expenses are equal to average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

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Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expenses Paid During Period* 11/1/15-4/30/16	Annualized Net Expense Ratio During Period 11/1/15-4/30/16
Diversified Stock Fund
Class A Shares	$1,000.00	$1,019.49	$5.42	1.08%
Class C Shares	1,000.00	1,015.42	9.52	1.90%
Class I Shares	1,000.00	1,020.89	4.02	0.80%
Class R Shares	1,000.00	1,018.05	6.87	1.37%
Class R6 Shares	1,000.00	1,020.98	3.92	0.78%
Class Y Shares	1,000.00	1,020.59	4.32	0.86%

*  Expenses are equal to average account value multiplied by the Fund's annualized expense ratio multiplied by 182/366 (the number of days in the most recent fiscal half-year dividend by the number of days in the fiscal year).

Portfolio Holdings

(As a Percentage of Total Investments)

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of the Fund at a meeting, which was called for that purpose, on December 2, 2015. The Board also considered information relating to the Agreement throughout the year and at a meeting on October 21, 2015. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board considered the Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Fund for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The fee payable for the services and whether the fee arrangement provided for economies of scale that would benefit Fund shareholders as the Fund grows;

•  Fees paid by other clients of the Adviser for similar services and the differences in the services provided to the other clients;

•  Total expenses of the Fund, taking into consideration any distribution or shareholder servicing fees;

•  The Adviser's commitment to operating the Fund at a competitive expense level;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Fund;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, including revenues paid to affiliates of the Adviser by the Fund administration services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between the Fund and the Adviser.

The Board reviewed the Fund's current management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of the Fund. In addition, the Board compared the Fund's total operating expense ratio on a net and gross basis, taking into consideration any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used by the Adviser in the selection of the Fund's peer group in accordance with a process designed by an independent third party consultant hired by the Board. The Board also reviewed fees and other information related to Victory Capital's management of similarly managed institutional or private accounts, and the differences in the services provided to those other accounts.

The Board reviewed the Fund's performance over one-, three-, five- and ten-year periods against the performance of the Fund's selected peer group, benchmark index and Morningstar category. The Board recognized that the Fund's performance, the performance of peer funds and the Fund's Morningstar average are provided net of expenses, while the benchmark index is gross returns. The Board considered the additional resources that management committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

The Board considered that the Fund's gross annual management fee of 0.736% was higher than the median gross management fee of 0.732% charged to the funds in the Fund's peer group. The Board noted that the breakpoints in the advisory fee schedule for the Fund evidenced the Adviser's willingness to share in its economies

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of scale. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 1.10% was lower than the median expense ratio of 1.11% for the peer group. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's Class A performance for the one-, three-, five- and ten-year periods ended July 31, 2015, to that of the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund underperformed the peer group and Morningstar category in the one-, five- and ten-year periods and underperformed its benchmark index in all periods reviewed. The Board noted that the Fund outperformed the peer group and its Morningstar category for the three-year period. The Board noted the longevity of the portfolio managers and discussed with management the longer term plans for the management team.

Having concluded, among other things, that: (1) the Fund's management fee, though higher than that of the peer group median, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expense ratio was reasonable; (3) the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) management was addressing the Trustees' concerns about the Fund's performance, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Approval of the Agreement on Behalf of the Fund

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Fund, was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser which, over the years, have resulted in the Fund achieving its stated investment objective;

•  The Adviser's entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Fund;

•  The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

30

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VF-DSTK-SEMI  (4/16)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)           Not applicable.

(b)           Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer
Date	July 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer
Date	July 5, 2016

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Principal Financial Officer
Date	July 5, 2016